  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2000
                                                     REGISTRATION NOS. 333-74337
                                                                        811-9259

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ---------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                    [X]
                           PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 1                     [X]
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                    ACT OF 1940                             [X]
                                 AMENDMENT NO. 2                            [X}

                             ---------------------

               MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND

                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)


      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                               BARRY FINK, ESQ.
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                   COPY TO:

                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                           NEW YORK, NEW YORK 10019

                             ---------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.


 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


                       immediately upon filing pursuant to paragraph (b)
                  ----
                   X   on September 29, 2000 pursuant to paragraph (b)
                  ----
                       60 days after filing pursuant to paragraph (a)
                  ----
                       on (date) pursuant to paragraph (a) of rule 485.
                  ----

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

================================================================================

                                         PROSPECTUS o SEPTEMBER 29, 2000


Morgan Stanley Dean Witter

                        -------------------------------------------------------



                                                        TOTAL MARKET INDEX FUND



                                 A MUTUAL FUND THAT SEEKS TO PROVIDE INVESTMENT
                                   RESULTS THAT, BEFORE EXPENSES, CORRESPOND TO
                                   THE TOTAL RETURN OF THE U.S. STOCK MARKET AS
                               MEASURED BY THE WILSHIRE 5000 TOTAL MARKET INDEX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.

[GRAPHIC OMITTED]

CONTENTS

The Fund                    Investment Objective ...........................  1
                            Principal Investment Strategies ................  1
                            Principal Risks ................................  2
                            Fees and Expenses ..............................  3
                            Additional Investment Strategy Information .....  4
                            Additional Risk Information ....................  5
                            Fund Management ................................  6

Shareholder Information     Pricing Fund Shares ............................  7
                            How to Buy Shares ..............................  7
                            How to Exchange Shares .........................  9
                            How to Sell Shares ............................. 11
                            Distributions .................................. 13
                            Tax Consequences ............................... 13
                            Share Class Arrangements ....................... 14

Financial Highlights        ................................................ 23

Our Family of Funds         ................................. Inside Back Cover

                            This Prospectus contains important information about the Fund.
                            Please read it carefully and keep it for future reference.

THE FUND


[GRAPHIC OMITTED]


          INVESTMENT OBJECTIVE
--------------------------------
          Morgan Stanley Dean Witter Total Market Index Fund seeks to provide investment results that, before expenses, correspond to the total return of the U.S. stock market as measured by the Wilshire 5000 Total Market Index.

[GRAPHIC OMITTED]

          PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------
          The Wilshire 5000 Total Market Index consists of substantially all of the stocks which are actively traded in the U.S. (currently, more than 7,000). The Index consists of large capitalization, mid-capitalization and small capitalization stocks. Because the Index is market capitalization weighted, currently large cap stocks in the Index represent approximately two thirds of its value. The Index may include some foreign companies. The Fund will normally invest at least 80% of its total assets in stocks included in the Index.


          Not all stocks in the Index are purchased because of the practical difficulties and expense of purchasing and selling over 7,000 stocks. Instead, statistical sampling is used in an attempt to recreate the Index in terms of industry, size, dividend yield and other characteristics. For example, if technology stocks make up 20% of the entire market capitalization of the Index, the Fund would seek to invest approximately 20% of its assets in certain technology stocks which, in the aggregate, are believed to be representative of the technology stocks in the Index. The Fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization).


          The inclusion of a stock in the Index is in no way an endorsement by Wilshire Associates of the stock as an investment, nor is Wilshire a sponsor of the Fund or in any way affiliated with it.


          Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends.


          In addition, the Fund may invest in options and futures contracts and may make temporary investments in money market instruments to manage cash flows into and out of the Fund.


          In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which trading or investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading or investment strategies while not using others.

[GRAPHIC OMITTED]


          PRINCIPAL RISKS
--------------------------
          There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.


          A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


          Another risk of investing in the Fund arises from its operation as an index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund's portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. The Investment Manager seeks a correlation over the long term between the Fund, before expenses, and the Index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund's ability to achieve its goal may be adversely affected by changes in the composition of the Index. In addition, the Fund's ability to achieve the desired correlation will depend upon the success of the statistical sampling utilized by the Investment Manager and the Investment Manager's ability to manage cash flows (primarily from purchases and redemptions and distributions from the Fund's investments). The Fund may also not be able to purchase isolated securities or types of securities as a result of the Fund's fundamental investment restrictions or tax consequences resulting from holding a particular security.

          Other Risks. The Fund may invest in medium and small-sized companies, as well as large, more established companies. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These stocks may be more volatile and have returns that vary, sometimes significantly, from the overall stock market.


          The Fund is also subject to other risks from its permissible investments including the risks associated with its options and futures and foreign securities investments. For more information about these risks, see the "Additional Risk Information" section.


          Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]


          FEES AND EXPENSES
-----------------------------
          The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                                     CLASS A      CLASS B      CLASS C     CLASS D
----------------------------------------------------------------------------------------------------
  SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)        5.25%1      None         None       None
----------------------------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a
  percentage based on the lesser of the offering
  price or net asset value at redemption)              None2       5.00%3       1.00%4     None
----------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
  Management fee                                       0.25%       0.25%        0.25%      0.25%
----------------------------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                0.25%       1.00%        1.00%      None
----------------------------------------------------------------------------------------------------
  Other expenses                                       0.25%       0.25%        0.25%      0.25%
----------------------------------------------------------------------------------------------------
  Total annual Fund operating expenses5                0.75%       1.50%        1.50%      0.50%
----------------------------------------------------------------------------------------------------

1 Reduced for purchases of $25,000 and over.

2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4 Only applicable if you sell your shares within one year after purchase.

5 The fees and expenses disclosed above reflect that under its Investment
  Management Agreement with the Fund, the Investment Manager assumes the Fund's operating expenses (except for brokerage and 12b-1 fees) to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.


[sidebar]
SHAREHOLDER FEES
These fees are paid directly from
your investment.
[end sidebar]


[sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted
from the Fund's assets and are
based on expenses paid for the
fiscal period ended July 31, 2000.
[end sidebar]

          EXAMPLE

          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


          The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

             IF YOU SOLD YOUR SHARES:                IF YOU HELD YOUR SHARES:
------------------------------------------------------------------------------------------
             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------
  CLASS A     $598      $752    $  920     $1,406     $598   $ 752        $920    $1,406
------------------------------------------------------------------------------------------
  CLASS B     $653      $774    $1,018     $1,791     $153   $ 474        $818    $1,791
------------------------------------------------------------------------------------------
  CLASS C     $253      $474    $  818     $1,791     $153   $ 474        $818    $1,791
------------------------------------------------------------------------------------------
  CLASS D     $ 51      $160    $  280     $  628     $ 51   $ 160        $280    $  628
------------------------------------------------------------------------------------------

          Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


          The Fund commenced operations on September 28, 1999 and as of the date of this Prospectus did not have a full calendar year of performance to report.




[GRAPHIC OMITTED]


          ADDITIONAL INVESTMENT STRATEGY INFORMATION
---------------------------------------------------------
          This section provides additional information relating to the Fund's principal investment strategies.



          Options and Futures. The Fund may invest in put and call options and futures contracts. Options and futures may be used to assist in seeking performance that corresponds to the performance of the Wilshire 5000 Total Market Index and/or to assist in managing cash flows into and out of the Fund. Presently, there are no options and futures on the Wilshire 5000 Total Market Index; however, the Fund may use options and futures on other indexes that represent a portion of the securities contained in the Wilshire 5000 Total Market Index.


          Temporary Investments. The Fund also may invest up to 20% of its assets temporarily in money market instruments when the Fund has received cash from the sale of its shares pending investment of the cash, and to have investments that are easily converted to cash to pay Fund shareholders who sell (redeem) Fund shares.

          The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.




[GRAPHIC OMITTED]


          ADDITIONAL RISK INFORMATION
----------------------------------------
          This section provides additional information relating to the principal risks of investing in the Fund.


          Options and Futures. Risks inherent in the use of options and futures may include the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities owned by the Fund or movements in the Wilshire 5000 Total Market Index (or any other underlying index), and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.


          Foreign Securities. The Fund's investments in the common stocks of foreign corporations (including American Depository Receipts) may involve risks in addition to the risks associated with domestic securities. Foreign securities are affected by changes in currency rates. Foreign securities also have risks related to political and economic developments abroad. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

[GRAPHIC OMITTED]


       FUND MANAGEMENT
----------------------------
                         The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, New York 10048.

[sidebar]
MORGAN STANLEY DEAN
WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $155 billion in assets under management as of August 31, 2000.
[end sidebar]



                         The Fund's portfolio is managed within the Investment Manager's Growth Group. Kevin Jung, a Vice President of the Investment Manager, is the primary portfolio manager of the Fund. Mr. Jung has been a portfolio manager with the Investment Manager since September 1997. Prior to that he was a Vice President and portfolio manager with UBS Asset Management (NY) Inc. from April 1993 through August 1997.


                         The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager calculated daily by applying the annual rate of 0.40% to the Fund's average daily net assets. The Investment Manager has agreed under its Management Agreement with the Fund to assume Fund operating expenses (except for brokerage and 12b-1 fees) to the extent that such operating expenses exceed 0.50% of the average daily net assets of the Fund, which may reduce the investment management fee below 0.40% of the Fund's average daily net assets. For example, if "other expenses" are estimated to be 0.40% of the Fund's average daily net assets, then the investment management fee rate paid by the Fund would equal 0.10% of the Fund's average daily net assets. If in the future "other expenses" decline to 0.30% of the Fund's average daily net assets, the investment management fee paid by the Fund would equal 0.20% of the Fund's average daily net assets.

SHAREHOLDER INFORMATION


[GRAPHIC OMITTED]


          PRICING FUND SHARES
-------------------------------
          The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.


          The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.


          The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.


          An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.




[GRAPHIC OMITTED]


      HOW TO BUY SHARES
------------------------------
                         You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.


[sidebar]
CONTACTING A
FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll-free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at: www.msdwadvice.com/funds [end sidebar]


                         Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

          When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.


MINIMUM INVESTMENT AMOUNTS
-------------------------------------------------------------------------------------
                                                              MINIMUM INVESTMENT
                                                           --------------------------
INVESTMENT OPTIONS                                            INITIAL     ADDITIONAL
-------------------------------------------------------------------------------------
  Regular Accounts                                            $1,000          $100
-------------------------------------------------------------------------------------
  Individual Retirement Accounts:        Regular IRAs         $1,000          $100
                                         Education IRAs       $  500          $100
-------------------------------------------------------------------------------------
  EasyInvest(Service Mark)
  (Automatically from your
  checking or savings account
  or Money Market Fund)                                       $  100*         $100*
-------------------------------------------------------------------------------------

*     Provided your schedule of investments totals $1,000 in twelve months.

[sidebar]
EASYINVEST(Service Mark)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]



          There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code and (ii) certain other investment programs that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.


          Investment Options for Certain Institutional and Other
          Investors/Class D Shares. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this Prospectus.


          Subsequent Investments Sent Directly to the Fund. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

          o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

          o Make out a check for the total amount payable to: Morgan Stanley Dean Witter Total Market Index Fund.

          o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.




[GRAPHIC OMITTED]


          HOW TO EXCHANGE SHARES
------------------------------------

          Permissible Fund Exchanges. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Fund may be exchanged for shares of an FSC Fund (funds subject to a front-end sales charge). See the inside back cover of this Prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.


          Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.


          Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
          (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.


          An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.


          The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

          Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


          Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement although this has not been the case with the Fund in the past.


          Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanely Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


          Tax Considerations of Exchanges. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of the Fund's shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.


          You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.


          Limitations on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Dean Witter Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.


          CDSC Calculations on Exchanges. See the "Share Class Arrangements" section of this Prospectus for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.


          For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
          (800) 869-NEWS.

[GRAPHIC OMITTED]


          HOW TO SELL SHARES
------------------------------
          You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

OPTIONS               PROCEDURES
--------------------- -----------------------------------------------------------------------------------------------
  Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or other
  Financial Advisor   authorized financial representative.
[GRAPHIC OMITTED]     -----------------------------------------------------------------------------------------------
                      Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
---------------------------------------------------------------------------------------------------------------------
  By Letter           You can also sell your shares by writing a "letter of instruction" that includes:
[GRAPHIC OMITTED]     o your account number;
                      o the dollar amount or the number of shares you wish to sell;
                      o the Class of shares you wish to sell; and
                      o the signature of each owner as it appears on the account.
                      -----------------------------------------------------------------------------------------------
                      If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                      -----------------------------------------------------------------------------------------------
                      Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ
                      07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                      -----------------------------------------------------------------------------------------------
                      A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
---------------------------------------------------------------------------------------------------------------------
  Systematic          If your investment in all of the Morgan Stanley Dean Witter Family of Funds has a total
  Withdrawal Plan     market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in
[GRAPHIC OMITTED]     any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                      -----------------------------------------------------------------------------------------------
                      Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class
                      Arrangements" section of this Prospectus.
                      -----------------------------------------------------------------------------------------------
                      To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Dean Witter
                      Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund
                      "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
---------------------------------------------------------------------------------------------------------------------

          Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.


          Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.


          Tax Considerations. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this Prospectus and consult your own tax professional about the tax consequences of a sale.


          Reinstatement Privilege. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.


          Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvestSM, if after 12 months the shareholder has invested less than $1,000 in the account.


          However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.


          Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[GRAPHIC OMITTED]


      DISTRIBUTIONS
------------------------
                         The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from temporary investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

[sidebar]
TARGETED DIVIDENDS(Service Mark)
You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]


                         The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

          Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Fund shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.





[GRAPHIC OMITTED]


          TAX CONSEQUENCES
----------------------------
          As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.


          Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

          o The Fund makes distributions; and

          o You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.

          Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.


          Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


          Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.


          When you open your Fund account, you should provide your Social Security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.




[GRAPHIC OMITTED]


          SHARE CLASS ARRANGEMENTS
-------------------------------------
          The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.


          The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

          The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:


                                                                                                 MAXIMUM
CLASS     SALES CHARGE                                                                       ANNUAL 12B-1 FEE
--------------------------------------------------------------------------------------------------------------
  A       Maximum 5.25% initial sales charge reduced for purchase of $25,000 or more;
          shares sold without an initial sales charge are generally subject to a 1.0% CDSC
          during first year.                                                                      0.25%
--------------------------------------------------------------------------------------------------------------
  B       Maximum 5.0% CDSC during the first year decreasing to 0% after six years.                1.0%
--------------------------------------------------------------------------------------------------------------
  C       1.0% CDSC during first year                                                              1.0%
--------------------------------------------------------------------------------------------------------------
  D       None                                                                                     None
--------------------------------------------------------------------------------------------------------------

          CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a 12b-1 fee of up to 0.25% of the average daily net assets of the Class.


          The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:


                                                  FRONT-END SALES CHARGE
                                      -------------------------------------------------
                                           PERCENTAGE OF       APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION           PUBLIC OFFERING PRICE   OF NET AMOUNT INVESTED
---------------------------------------------------------------------------------------
  Less than $25,000                            5.25%                   5.54%
---------------------------------------------------------------------------------------
  $25,000 but less than $50,000                4.75%                   4.99%
---------------------------------------------------------------------------------------
  $50,000 but less than $100,000               4.00%                   4.17%
---------------------------------------------------------------------------------------
  $100,000 but less than $250,000              3.00%                   3.09%
---------------------------------------------------------------------------------------
  $250,000 but less than $1 million            2.00%                   2.04%
---------------------------------------------------------------------------------------
  $1 million and over                            0                       0
---------------------------------------------------------------------------------------


[sidebar]
FRONT-END SALES CHARGE OR FSC
An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
[end sidebar]
                                                                              15

          The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

          o A single account (including an individual, trust or fiduciary account).

          o Family member accounts (limited to husband, wife and children under the age of 21).

          o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

          o Tax-exempt organizations.

          o Groups organized for a purpose other than to buy mutual fund shares.


          Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.



          Right of Accumulation. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any fund subject to the Fund's minimum initial investment requirement.


          You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.


          Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.


          Other Sales Charge Waivers. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

          o A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.


          o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset based fee for investment advisory, administrative and/or brokerage services.

          o Qualified state tuition plans described in Section 529 of the Internal Revenue Code (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

          o Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Morgan Stanley Dean Witter's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.


          o A MSDW Eligible Plan whose Class B shares have converted to Class
            A shares, regardless of the plan's asset size or number of eligible employees.

          o A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to purchase, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

          o Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.

          o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.


          CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.




                                      CDSC AS A PERCENTAGE OF
YEAR SINCE PURCHASE PAYMENT MADE          AMOUNT REDEEMED
----------------------------------------------------------------
  First                                        5.0%
----------------------------------------------------------------
  Second                                       4.0%
----------------------------------------------------------------
  Third                                        3.0%
----------------------------------------------------------------
  Fourth                                       2.0%
----------------------------------------------------------------
  Fifth                                        2.0%
----------------------------------------------------------------
  Sixth                                        1.0%
----------------------------------------------------------------
  Seventh and thereafter                       None
----------------------------------------------------------------

[sidebar]
CONTINGENT DEFERRED
SALES CHARGE OR CDSC
A fee you pay when you sell
shares of certain Morgan Stanley
Dean Witter Funds purchased
without an initial sales charge.
This fee declines the longer you
hold your shares as set forth in
the table.
[end sidebar]

          Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.


          CDSC Waivers. A CDSC, if otherwise applicable, will be waived in the case of:

          o Sales of shares held at the time you die or become disabled
            (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.


          o Sales in connection with the following retirement plan "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 591/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 591/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

          o Sales of shares held for you as a participant in a MSDW Eligible
            Plan.


          o Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

          o Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, mandatory sale or transfer restrictions on termination.

          All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

          Distribution Fee. Class B shares are also subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B.

          Conversion Feature. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for another Morgan Stanley Dean Witter Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

          In the case of Class B shares held in a MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

          Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

          If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.


          Exchanging Shares Subject to a CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.



          For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees you paid on those shares while in that fund up to the amount of any applicable CDSC.


          In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.


          CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

          Distribution Fee. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

          CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any 12b-1 fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following categories of investors:

          o Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

          o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset based fee for investment advisory, administrative and/or brokerage services.

          o Certain investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor. However, Class D shares are not offered for investments made through Section 529 plans (regardless of the size of the investment).

          o Employee benefit plans maintained by Morgan Stanley Dean Witter
            & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.


          o Certain unit investment trusts sponsored by Dean Witter Reynolds.


          o Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

          o Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series account.


          Meeting Class D Eligibility Minimums. To meet the $5 million ($25 million for MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

          NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge of CDSC.

          PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period indicated. Certain information reflects financial results for a single Fund share throughout the period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information for the year ended July 31, 2000 has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                                  FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31,
                                                                         2000**
                                                -------------------------------------------------------
                                                  CLASS A        CLASS B        CLASS C       CLASS D
                                                   SHARES         SHARES         SHARES        SHARES
-------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
 Net asset value, beginning of period             $10.00          $10.00         $10.00       $10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment income (loss)                     0.06            (0.02)        (0.02)        0.08
  Net realized and unrealized gain                 1.34             1.35          1.35         1.35
                                                  -----            -----        ------        -----
 Total income from investment operations           1.40             1.33          1.33         1.43
------------------------------------------------------------------------------------------------------
 Less distributions from net realized gains       (0.02)           (0.02)        (0.02)       (0.02)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $11.38           $11.31        $11.31       $11.41
------------------------------------------------------------------------------------------------------
 TOTAL RETURN+(1)                                 13.99%           13.29%        13.29%       14.30%
------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (2)(3)(4):
------------------------------------------------------------------------------------------------------
 Expenses                                          0.75%           1.50%         1.50%        0.50%
------------------------------------------------------------------------------------------------------
 Net investment income (loss)                      0.58%          (0.17)%       (0.17)%       0.83%
------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands        $22,895         $356,899       $43,901      $3,628
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              2%              2%            2%           2%
------------------------------------------------------------------------------------------------------

*     Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
      (loss) ratios for the period ended July 31, 2000 would have been 0.90% and 0.43%, respectively, for Class A; 1.65% and (0.32)%, respectively, for Class B; 1.65% and (0.32)%, respectively, for Class C; and 0.65% and 0.68%, respectively, for Class D.

NOTES



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24

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

          The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!

---------------------------------------------------------------------------------------------------
 GROWTH FUNDS     GROWTH FUNDS                          THEME FUNDS
                  Aggressive Equity Fund                Financial Services Trust
                  American Opportunities Fund           Health Sciences Trust
                  Capital Growth Securities             Information Fund
                  Developing Growth Securities          Natural Resource Development Securities
                  Growth Fund                           Technology Fund
                  Market Leader Trust                   GLOBAL/INTERNATIONAL FUNDS
                  Mid-Cap Equity Trust                  Competitive Edge Fund - "Best Ideas" Portfolio
                  New Discoveries Fund                  European Growth Fund
                  Next Generation Trust                 Fund of Funds - International Portfolio
                  Small Cap Growth Fund                 International Fund
                  Special Value Fund                    International SmallCap Fund
                  Tax-Managed Growth Fund               Japan Fund
                  21st Century Trend Fund               Latin American Growth Fund
                                                        Pacific Growth Fund


---------------------------------------------------------------------------------------------------
 GROWTH &         Balanced Growth Fund                  Total Market Index Fund
 INCOME FUNDS     Balanced Income Fund                  Total Return Trust
                  Convertible Securities Trust          Value Fund
                  Dividend Growth Securities            Value-Added Market Series/Equity Portfolio
                  Equity Fund                           THEME FUNDS
                  Fund of Funds - Domestic Portfolio    Real Estate Fund
                  Income Builder Fund                   Utilities Fund
                  S&P 500 Index Fund                    GLOBAL FUNDS
                  S&P 500 Select Fund                   Global Dividend Growth Securities
                  Strategist Fund                       Global Utilities Fund



---------------------------------------------------------------------------------------------------
 INCOME FUNDS     GOVERNMENT INCOME FUNDS               GLOBAL INCOME FUNDS
                  Federal Securities Trust              North American Government Income Trust
                  Short-Term U.S. Treasury Trust        World Wide Income Trust
                  U.S. Government Securities Trust      TAX-FREE INCOME FUNDS
                  DIVERSIFIED INCOME FUNDS              California Tax-Free Income Fund
                  Diversified Income Trust              Hawaii Municipal Trust(FSC)
                  CORPORATE INCOME FUNDS                Limited Term Municipal Trust(NL)
                  High Yield Securities                 Multi-State Municipal Series Trust (FSC)
                  Intermediate Income Securities        New York Tax-Free Income Fund
                  Short-Term Bond Fund (NL)             Tax-Exempt Securities Trust


----------------------------------------------------------------------------------------------------
 MONEY MARKET     TAXABLE MONEY MARKET FUNDS             TAX-FREE MONEY MARKET FUNDS
 FUNDS            Liquid Asset Fund(MM)                  California Tax-Free Daily Income Trust(MM)
                  U.S. Government Money Market Trust(MM) New York Municipal Money Market Trust(MM)
                                                         Tax-Free Daily Income Trust(MM)


There may be funds created after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designations, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                              PROSPECTUS o SEPTEMBER 29, 2000

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:


                                (800) 869-NEWS


You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:


                            WWW.MSDWADVICE.COM/FUNDS

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.







(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-9259)

                                                      Morgan Stanley Dean Witter



                                                         TOTAL MARKET INDEX FUND

                                                        A MUTUAL FUND THAT SEEKS
                                                   TO PROVIDE INVESTMENT RESULTS
                                               THAT, BEFORE EXPENSES, CORRESPOND
                                                 TO THE TOTAL RETURN OF THE U.S.
                                                 STOCK MARKET AS MEASURED BY THE
                                                WILSHIRE 5000 TOTAL MARKET INDEX

[GRAPHIC OMITTED]

STATEMENT OF ADDITIONAL INFORMATION
                                       MORGAN STANLEY DEAN WITTER
                                       TOTAL MARKET INDEX FUND

SEPTEMBER 29, 2000



--------------------------------------------------------------------------------

     This Statement of Additional Information is not a Prospectus. The Prospectus (dated September 29, 2000) for the Morgan Stanley Dean Witter Total Market Index Fund may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.




Morgan Stanley Dean Witter Total Market Index Fund
Two World Trade Center
New York, NY 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

I.    Fund History ...................................................   4
II.   Description of the Fund and Its Investments and Risks ..........   4
      A. Classification ..............................................   4
      B. Investment Strategies and Risks .............................   4
      C. Fund Policies/Investment Restrictions .......................  11
III.  Management of the Fund .........................................  12
      A. Board of Trustees ...........................................  12
      B. Management Information ......................................  13
      C. Compensation ................................................  17
IV.   Control Persons and Principal Holders of Securities ............  19
V.    Investment Management and Other Services .......................  19
      A. Investment Manager ..........................................  19
      B. Principal Underwriter .......................................  20
      C. Services Provided by the Investment Manager .................  20
      D. Dealer Reallowances .........................................  21
      E. Rule 12b-1 Plan .............................................  21
      F. Other Service Providers .....................................  25
      G. Codes of Ethics .............................................  26
VI.   Brokerage Allocation and Other Practices .......................  26
      A. Brokerage Transactions ......................................  26
      B. Commissions .................................................  26
      C. Brokerage Selection .........................................  27
      D. Regular Broker-Dealers ......................................  27
VII.  Capital Stock and Other Securities .............................  28
VIII. Purchase, Redemption and Pricing of Shares .....................  28
      A. Purchase/Redemption of Shares ...............................  28
      B. Offering Price ..............................................  29
IX.   Taxation of the Fund and Shareholders ..........................  30
X.    Underwriters ...................................................  31
XI.   Calculation of Performance Data ................................  32
XII.  Financial Statements ...........................................  32

                      GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).


     "Custodian" - The Bank of New York.


     "Dean Witter Reynolds" - Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Distributor" - Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Financial Advisors" - Morgan Stanley Dean Witter authorized financial services representatives.


     "Fund" - Morgan Stanley Dean Witter Total Market Index Fund, a registered open-end investment company.


     "Independent Trustees" - Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

     "Investment Manager" - Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


     "Morgan Stanley & Co." - Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.


     "Morgan Stanley Dean Witter Funds" - Registered investment companies (i) for which the Investment Manager serves as the investment advisor; and (ii) that hold themselves out to investors as related companies for investment and investor services.


     "MSDW" - Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.


     "MSDW Services Company" - Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.


     "Transfer Agent" - Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.


     "Trustees" - The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------
     The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on March 11, 1999.


II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------
A. CLASSIFICATION


     The Fund is an open-end, diversified management investment company whose investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Total Market Index.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

     OPTIONS AND FUTURES TRANSACTIONS. The Fund may engage in transactions in listed and OTC options. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.

     Covered Call Writing. The Fund is permitted to write covered call options on portfolio securities and on the U.S. dollar and foreign currencies in which they are denominated, without limit. The Fund will receive from the purchaser, in return for a call it has written, a "premium;" i.e., the price of the option. Receipt of these premiums may better enable the Fund to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (or currencies) underlying the option decline in value.

     The Fund may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

     A call option is "covered" if the Fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash, Treasury bills or other liquid portfolio securities) held in a segregated account on the Fund's books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Fund's books.

     Options written by the Fund normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     Covered Put Writing. A writer of a covered put option incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Fund would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). During the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (or currency). A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the Fund's books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The aggregate value of the obligations underlying puts may not exceed 50% of the Fund's assets. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.


     Purchasing Call and Put Options. The Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The purchase of a call option would enable the Fund, in return for the premium paid to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable the Fund, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.


     OTC Options. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers.


     Risks of Options Transactions. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or the value of its denominated currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.


     The Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.


     In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction.


     Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.


     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     Stock Index Options. The Fund may invest in options on broadly based indexes. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Risks of Options on Indexes. Because exercises of stock index options are settled in cash, the Fund could not, if it wrote a call option, provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.


     When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it had been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

     A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

     Futures Contracts. The Fund may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

     A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables the Fund to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

     Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

     Margin. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

     Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

     Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

     Limitations on Futures Contracts and Options on Futures. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

     Risks of Transactions in Futures Contracts and Related Options. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which the Fund seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Investment Manager may still not result in a successful hedging transaction.

     There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

     Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

     In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

     If the Fund maintains a short position in a futures contract or has sold a call option in a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

     In addition, if the Fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

     MONEY MARKET SECURITIES. The Fund may invest up to 20% of its assets in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

     Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

     Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

     Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

     Commercial Paper. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and


     Repurchase Agreements. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

     CONVERTIBLE SECURITIES. The Fund may invest in fixed-income securities which are convertible into common stock of the issuer. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objective.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

     WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

     The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's total assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.


     PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as "private placements" or "restricted securities." Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.


     Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of the Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.


     WARRANTS AND SUBSCRIPTION RIGHTS. The Fund may acquire warrants and subscription rights attached to other securities without limit. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.


     A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock. The Fund may invest up to 5% of the value of its net assets in rights.



C. FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or
(b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.


     The Fund will:

     1. Seek to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Total Market Index.

     The Fund may not:

     1. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

     2. With respect to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

     3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to cash equivalents.

     4. Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

     5. Purchase or sell commodities, except that the Fund may purchase or sell (write) futures contracts and related options thereon.

     6. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes, in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).


     7. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.


     8. Issue senior securities as defined in the Investment Company Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities.


     9. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; or
        (c) by lending its portfolio securities.


    10. Purchase securities on margin, except for short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.


    11. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.


    12. Purchase securities of other investment companies unless immediately thereafter not more than (a) 5% of the Fund's total assets would be invested in such company; and (b) 10% of the Fund's total assets would be invested in such securities. Investments in connection with a merger, consolidation, reorganization or acquisition of assets are not subject to this restriction.


    As a non-fundamental policy the Fund may not:


     1. Invest for the purpose of exercising control or management of any other issuer.


     2. Make short sales.


      Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.



III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
A. BOARD OF TRUSTEES


      The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.


     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


     TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.


     The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such funds as of the calendar year ended December 31, 1999), are shown below.




 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Michael Bozic (59) ........................   Vice Chairman of Kmart Corporation (since
Trustee                                       December 1998); Director of Trustee of the Morgan
c/o Kmart Corporation                         Stanley Dean Witter Funds; formerly Chairman
3100 West Big Beaver Road                     and Chief Executive Officer of Levitz Furniture
Troy, Michigan                                Corporation (November 1995-November 1998) and
                                              President and Chief Executive Officer of Hills
                                              Department Stores (May 1991-July 1995); formerly
                                              variously Chairman, Chief Executive Officer,
                                              President and Chief Operating Officer (1987-1991)
                                              of the Sears Merchandise Group of Sears, Roebuck
                                              and Co.; Director of Weirton Steel Corporation.

Charles A. Fiumefreddo* (67) ..............   Chairman, Director or Trustee and Chief Executive
Chairman of the Board                         Officer of the Morgan Stanley Dean Witter Funds;
Chief Executive Officer and Trustee           formerly Chairman, Chief Executive Officer and
Two World Trade Center                        Director of the Investment Manager, the Distributor
New York, New York                            and MSDW Services Company; Executive Vice
                                              President and Director of Dean Witter Reynolds;
                                              Chairman and Director of the Transfer Agent;
                                              formerly Director and/or officer of various MSDW
                                              subsidiaries (until June 1998).

Edwin J. Garn (67) ........................   Director or Trustee of the Morgan Stanley Dean
Trustee                                       Witter Funds; formerly United States Senator
c/o Summit Ventures LLC                       (R-Utah) (1974-1992) and Chairman, Senate
1 Utah Center                                 Banking Committee (1980-1986); formerly Mayor
201 S. Main Street                            of Salt Lake City, Utah (1971-1974); formerly
Salt Lake City, Utah                          Astronaut, Space Shuttle Discovery (April 12-19,
                                              1985); Vice Chairman, Huntsman Corporation
                                              (chemical company); Director of Franklin Covey
                                              (time management systems), BMW Bank of North
                                              America, Inc. (industrial loan corporation), United
                                              Space Alliance (joint venture between Lockheed
                                              Martin and the Boeing Company) and Nuskin Asia
                                              Pacific (multilevel marketing); member of the Utah
                                              Regional Advisory Board of Pacific Corp.; member
                                              of the board of various civic and charitable
                                              organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Wayne E. Hedien (66) ......................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                       Dean Witter Funds; Director of The PMI Group,
c/o Mayer, Brown & Platt                      Inc. (private mortgage insurance); Trustee and
Counsel to the Independent Trustees           Vice Chairman of The Field Museum of Natural
1675 Broadway                                 History; formerly associated with the Allstate
New York, New York                            Companies (1966-1994), most recently as
                                              Chairman of The Allstate corporation (March 1993-
                                              December 1994) and Chairman and Chief
                                              Executive Officer of its wholly-owned subsidiary,
                                              Allstate Insurance Company (July 1989-December
                                              1994); director of various other business and
                                              charitable organizations.

James F. Higgins* (52) ....................   Chairman of the Private Client Group of MSDW
Trustee                                       (since August 2000); Director of the Transfer Agent
Two World Trade Center                        and Dean Witter Realty Inc.; Director or Trustee of
New York, New York                            the Morgan Stanley Dean Witter Funds (since
                                              June 2000); previously President and Chief
                                              Operating Officer of the Private Client Group of
                                              MSDW (May 1999-August 2000), President and
                                              Chief Operating Officer of Individual Securities of
                                              MSDW (February 1997-May 1999), President and
                                              Chief Operating Officer of Dean Witter Securities
                                              of MSDW (1995-February 1997), and President
                                              and Chief Operating Officer of Dean Witter
                                              Financial (1989-1995) and Director (1985-1997) of
                                              Dean Witter Reynolds.

Dr. Manuel H. Johnson (51) ................   Senior Partner, Johnson Smick International, Inc.,
Trustee                                       a consulting firm; Co-Chairman and a founder of
c/o Johnson Smick International, Inc.         the Group of Seven Council (G7C), an international
1133 Connecticut Avenue, N.W.                 economic commission; Chairman of the Audit
Washington, D.C.                              Committee and Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of Greenwich
                                              Capital Markets, Inc. (broker-dealer), Independence
                                              Standards Board (private sector organization
                                              governing independence of auditors) and NVR,
                                              Inc. (home construction); Chairman and Trustee of
                                              the Financial Accounting Foundation (oversight
                                              organization of the Financial Accounting Standards
                                              Board); formerly Vice Chairman of the Board of
                                              Governors of the Federal Reserve System and
                                              Assistant Secretary of the U.S. Treasury.

Michael E. Nugent (64) ....................   General Partner, Triumph Capital, L.P., a private
Trustee                                       investment partnership; Chairman of the Insurance
c/o Triumph Capital, L.P.                     Committee and Director or Trustee of the Morgan
237 Park Avenue                               Stanley Dean Witter Funds; formerly Vice
New York, New York                            President, Bankers Trust Company and BT Capital
                                              Corporation (1984-1988); director of various
                                              business organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   -----------------------------------------------------
Philip J. Purcell* (57) ...................   Chairman of the Board of Directors and Chief
Trustee                                       Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                 and Novus Credit Services Inc.; Director of the
New York, New York                            Distributor; Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of American
                                              Airlines, Inc. and its parent company, AMR
                                              Corporation; Director and/or officer of various
                                              MSDW subsidiaries.

John L. Schroeder (70) ....................   Retired; Chairman of the Derivatives Committee
Trustee                                       and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                      Dean Witter Funds; Director of Citizens Utilities
Counsel to the Independent Trustees           Company (telecommunications, gas, electric and
1675 Broadway                                 water utilities company); formerly Executive Vice
New York, New York                            President and Chief Investment Officer of Home
                                              Insurance Company (August 1991-September
                                              1995).

Mitchell M. Merin (47) ....................   President and Chief Operating Officer of Asset
President                                     Management of MSDW (since December 1998);
Two World Trade Center                        President and Director (since April 1997) and Chief
New York, New York                            Executive Officer (since June 1998) of the
                                              Investment Manager and MSDW Services
                                              Company; Chairman, Chief Executive Officer and
                                              Director of the Distributor (since June 1998);
                                              Chairman and Chief Executive Officer (since June
                                              1998) and Director (since January 1998) of the
                                              Transfer Agent; Director of various MSDW
                                              subsidiaries; President of the Morgan Stanley Dean
                                              Witter Funds (since May 1999); Trustee of various
                                              Van Kampen investment companies (since
                                              December 1999); previously Chief Strategic Officer
                                              of the Investment Manager and MSDW Services
                                              Company and Executive Vice President of the
                                              Distributor (April 1997-June 1998), Vice President
                                              of the Morgan Stanley Dean Witter Funds and
                                              Discover Brokerage Index Series (May 1997-April
                                              1999), and Executive Vice President of Dean
                                              Witter, Discover & Co.

Barry Fink (45) ...........................   General Counsel of Asset Management of MSDW
Vice President,                               (since May 2000); Executive Vice President (since
Secretary and General Counsel                 December 1999) and Secretary and General
Two World Trade Center                        Counsel (since February 1997) and Director (since
New York, New York                            July 1998) of the Investment Manager and MSDW
                                              Services Company; Vice President, Secretary and
                                              General Counsel of the Morgan Stanley Dean
                                              Witter Funds (since February 1997); Vice President
                                              and Secretary of the Distributor; previously, Senior
                                              Vice President (March 1997-December 1999), First
                                              Vice President, Assistant Secretary and Assistant
                                              General Counsel of the Investment Manager and
                                              MSDW Services Company.

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Kevin Jung (34) ...........................   Vice President of the Investment Manager (since
Vice President                                September 1997); Vice President of various
Two World Trade Center                        Morgan Stanley Dean Witter Funds; formerly Vice
New York, New York                            President of UBS Asset Management (NY) Inc.
                                              (April 1993-August 1997).

Thomas F. Caloia (54) .....................   First Vice President and Assistant Treasurer of the
Treasurer                                     Investment Manager, the Distributor and MSDW
Two World Trade Center                        Services Company; Treasurer of the Morgan
New York, New York                            Stanley Dean Witter Funds.

----------
* Denotes Trustees who are "interested persons" of the Fund, as defined in the Investment Company Act.


     In addition, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, Robert S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, Guy G. Rutherford Jr., Senior Vice President and Director of the Growth Group of the Investment Manager, and Alice Weiss, Vice President of the Investment Manager, are Vice Presidents of the Fund. Aaron Clark, Vice President of the Investment Manager is an Assistant Vice President of the Fund.

     In addition, Marilyn K. Cranney, Todd Lebo, Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and Natasha Kassian, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

     INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

     The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent directors/trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

     The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

     Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.


     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.


     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.


C. COMPENSATION



     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.


     At such time as the Fund has been in operation, and has paid fees to the Independent Trustees, for a full fiscal year, and assuming that during such fiscal year the Fund holds the same number of meetings of the Board, the Independent Trustees and the Committees as were held by the other Morgan Stanley Dean Witter Funds during the calendar year ended December 31, 1999, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table:

                         FUND COMPENSATION (ESTIMATED)




                                     AGGREGATE
                                   COMPENSATION
NAME OF INDEPENDENT TRUSTEE        FROM THE FUND
-------------------------------   --------------
Michael Bozic .................       $1,600
Edwin J. Garn .................        1,600
Wayne E. Hedien ...............        1,600
Dr. Manuel H. Johnson .........        2,350
Michael E. Nugent .............        2,100
John L. Schroeder .............        2,100

     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.


            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS




                                     TOTAL CASH
                                    COMPENSATION
                                   FOR SERVICES TO
                                      93 MORGAN
                                    STANLEY DEAN
NAME OF INDEPENDENT TRUSTEE         WITTER FUNDS
-------------------------------   ----------------
Michael Bozic .................       $134,600
Edwin J. Garn .................        138,700
Wayne E. Hedien ...............        138,700
Dr. Manuel H. Johnson .........        208,638
Michael E. Nugent .............        193,324
John L. Schroeder .............        193,324

     As of the date of this Statement of Additional Information, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Director") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


----------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the calendar year ended December 31, 1999, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds (not including the Fund) as of the calendar year ended December 31, 1999.


                  RETIREMENT BENEFITS FROM ALL MORGAN STANLEY
                               DEAN WITTER FUNDS




                                    FOR ALL ADOPTING FUNDS
                                ------------------------------
                                   ESTIMATED
                                   CREDITED
                                   YEARS OF       ESTIMATED         RETIREMENT        ESTIMATED ANNUAL
                                  SERVICE AT    PERCENTAGE OF    BENEFITS ACCRUED       BENEFITS UPON
                                  RETIREMENT       ELIGIBLE     AS EXPENSES BY ALL   RETIREMENT FROM ALL
NAME OF INDEPENDENT TRUSTEE      (MAXIMUM 10)    COMPENSATION     ADOPTING FUNDS      ADOPTING FUNDS(2)
------------------------------- -------------- --------------- -------------------- --------------------
Michael Bozic .................       10       60.44%                 $20,933              $50,588
Edwin J. Garn .................       10       60.44                   31,737               50,675
Wayne E. Hedien ...............        9       51.37                   39,566               43,000
Dr. Manuel H. Johnson .........       10       60.44                   13,129               75,520
Michael E. Nugent .............       10       60.44                   23,175               67,209
John L. Schroeder .............        8       50.37                   41,558               52,994

----------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 18.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
     The following owned 5% or more of the outstanding shares of Class A on September 8, 2000: Local No. 8 IBEW Retirement Plan, Attn: Richard Clarson,
CEBS 5/1/67, P.O. Box 60408, Rossford, OH 43460-0408 - 6.757% and E.I.B. Mutual
Business Program #19, P.O. Box HM2064, Hamilton, HM, HX, Bermuda - 6.269%. The following owned 5% or more of the outstanding shares of Class D on September 8, 2000: Matthew Prucka & Sheryl Prucka JT TEN, 1659 South Blvd., Houston, TX 77006-6337 - 91.102%.

     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------
A. INVESTMENT MANAGER



     The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily at the annual rate of 0.40% of the Fund's average daily net assets. The Investment Manager has agreed under the Management Agreement to assume the Fund's operating expenses (except for brokerage and 12b-1 fees) to the extent the Fund's total operating expenses (except for brokerage and

12b-1 fees) exceed on an annualized basis, for the fiscal year, 0.50% of the average daily net assets of the Fund. Taking the assumption of expenses into account, for the period September 28, 1999 (commencement of operations) through July 31, 2000, the fees payable to the Investment Manager under the Management Agreement with the Fund amounted to $804,785.


     The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.


B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.


     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

     The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


     The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.



D. DEALER REALLOWANCES

     Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.


E. RULE 12B-1 PLAN

     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% of the average daily net assets of Class A and 1.0% of the average daily net assets of Class B and Class C shares.



     The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the period ended July 31, 2000 in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).

                         FOR THE PERIOD
                       SEPTEMBER 28, 1999
                            THROUGH
                         JULY 31, 2000
                    ------------------------
Class A .........   FSCs:(1)     $118,994
                    CDSCs:       $  3,202
Class B .........   CDSCs:       $727,244
Class C .........   CDSCS:       $ 45,054

----------
(1)   FSCs apply to Class A only.


     The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.


     Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. For the period September 28, 1999 (commencement of operations) through July 31, 2000, Class A, Class B, and Class C shares of the Fund accrued payments under the Plan amounting to $40,896, $2,693,569 and $322,830, respectively, which amounts are equal to 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C, respectively, for the period.


     The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.


     With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or MSDW's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW Eligible Plans"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.


     With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

     With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.


     With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).

     The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including
(a) the expenses of operating Dean Witter Reynolds' branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales.

     The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund sold after January 1, 2000 and held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or MSDW's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.

     For the first year only, the retention fee is paid on any shares of the Fund sold after January 1, 2000 and held by shareholders on December 31, 2000.

     The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.

     The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). These expenses may include the cost of Fund-related educational and/or business-related trips or payment of Fund-related educational and/or promotional expenses of Financial Advisors. In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

     The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination.

In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

     Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the period September 28, 1999 (commencement of operations) through July 31, 2000 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $18,886,085 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 11.03% ($2,083,680)-advertising and promotional expenses; (ii) 0.01% ($1,720)-printing of prospectuses for distribution to other than current shareholders; and (iii) 88.96% ($16,800,685)-other expenses, including the gross sales credit and the carrying charge, of which 3.60% ($604,244) represents carrying charges, 39.91% ($6,705,327) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial representatives, and 56.49% ($9,491,114) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal period ended September 28, 1999 (commencement of operations) through July 31, 2000 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.

     In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $15,462,992 as of July 31, 2000 (the end of the Fund's fiscal year), which was equal to 4.33% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

     In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale totaled $238,030 in the case of Class C at December 31, 1999 (end of the calendar year), which amount was equal to 0.65% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

     On an annual basis the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.


F. OTHER SERVICE PROVIDERS


  (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.


  (2) CUSTODIAN AND INDEPENDENT AUDITORS

     The Bank of New York, 100 Church Street, New York, NY 10007, is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

     Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


  (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining share-holder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


G. CODES OF ETHICS

     The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------
A. BROKERAGE TRANSACTIONS



     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

     For the period September 28, 1999 (commencement of operations) through July 31, 2000, the Fund paid a total of $175,792 in brokerage commissions.



B. COMMISSIONS

     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


     For the period September 28, 1999 (commencement of operations) through July 31, 2000, the Fund did not effect any principal transactions with Dean Witter Reynolds.


     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     For the period September 28, 1999 (commencement of operations) through July 31, 2000, the Fund did not pay any brokerage commissions to Dean Witter Reynolds or to Morgan Stanley & Co.



C. BROKERAGE SELECTION


     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.


     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.



     The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the relevant funds and/or client accounts involved and the number of shares available from the public offering.


D. REGULAR BROKER-DEALERS


     During the period September 28, 1999 (commencement of operations) through July 31, 2000, the Fund purchased securities issued by: Merrill Lynch, Pierce, Fenner & Smith, Inc., Goldman Sachs & Co., Bank of New York Co., Inc., and Bank of America Corp. At July 31, 2000, the Fund held securities issued by: Merrill Lynch, Pierce, Fenner & Smith Inc. with a market value of $1,324,037, Goldman Sachs & Co. with a market value of $190,850, Bank of New York Co., Inc. with a market value of $911,861 and Bank of America Corp. with a market value of $2,119,652.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------
     The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class
B and Class C bear expenses related to the distribution of their respective shares.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.


     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.


     The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.



VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------
A. PURCHASE/REDEMPTION OF SHARES


     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transactions pursuant to the exchange privilege.


     TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to a CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.


B. OFFERING PRICE


     The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Investment Management and Other Services-E. Rule 12b-1 Plan."


     The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.



     In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.



     Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.


     Options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

     The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax- exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


     INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

     Gains or losses on the Fund's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.


     Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. In addition, if the Fund invests in an equity security of a non-U.S. corporation classified as a "passive foreign investment company" for U.S. tax purposes, the application of certain technical tax provisions applying to investments in such companies may result in the Fund being required to accrue income in respect of the security without any receipt of cash attributable to such income. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.


     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.


     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.


     Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.


     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short-term capital gains.

     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.



     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.


     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%. Any loss realized by shareholders upon a redemption or sale of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


     Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.


     Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.


     If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.



X. UNDERWRITERS
--------------------------------------------------------------------------------
     The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------
     From time to time, the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing.

     For periods of less than one year, the Fund quotes its total return on a non-annualized basis. Accordingly, the Fund may compute its aggregate total return for each Class for specified period by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge) and subtracting 1 from the result. The ending redeemable value is reduced by any CDSC at the end of the period. Based on the foregoing calculations, the total returns for the period September 28, 1999 (commencement of operations) through July 31, 2000 were 8.01%, 8.29%, 12.29% and 14.30% for Class A, Class B, Class C and Class D, respectively.

     In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the total returns for each Class for the period September 28, 1999 (commencement of operations) through July 31, 2000 were 13.99%, 13.29%, 13.29% and 14.30% for Class A, Class B,
Class C and Class D, respectively.

     The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at July 31, 2000.




                                     INVESTMENT AT INCEPTION OF:
                     INCEPTION   -----------------------------------
CLASS                  DATE:      $10,000     $50,000      $100,000
-----------------   ----------   ---------   ---------   -----------
Class A .........   9/28/99      $10,801     $54,715      $110,570
Class B .........   9/28/99       11,329      56,645       113,290
Class C .........   9/28/99       11,329      56,645       113,290
Class D .........   9/28/99       11,430      57,150       114,300


     The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     EXPERTS. The financial statements of the Fund for the period September 28, 1999 (commencement of operations) through July 31, 2000 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent Auditors, given on the authority of said firm as experts in auditing and accounting.


                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS
                   AND RIGHTS (96.4%)
                   Accident & Health Insurance (0.1%)
  6,974            AFLAC, Inc. .............................   $    362,212
    287            HealthAxis, Inc.* .......................            861
  1,024            UICI* ...................................          8,192
  6,291            UnumProvident Corp. .....................        144,693
                                                               ------------
                                                                    515,958
                                                               ------------
                   Advertising (0.4%)
  1,226            24/7 Media, Inc.* .......................         15,018
    737            Ackerley Group, Inc. (The)* .............          9,397
    490            ADVO, Inc.* .............................         20,059
  1,337            Be Free, Inc.* ..........................          6,852
    479            Catalina Marketing Corp.* ...............         51,552
    434            Cybergold, Inc.* ........................          2,984
  1,370            Digital Courier Technologies, Inc.*......          5,908
    616            Digital Impact, Inc.* ...................          9,009
    843            Direct Focus, Inc.* .....................         41,728
  3,097            DoubleClick Inc.* .......................        111,298
    347            FreeShop.com, Inc.* .....................          1,269
  1,275            Getty Images, Inc.* .....................         46,139
     25            Grey Global Group Inc. ..................         15,319
    722            Harris Interactive Inc.* ................          2,911
  1,732            Harte-Hanks Inc. ........................         43,841
  1,083            infoUSA, Inc.* ..........................          6,498
  7,968            Interpublic Group of Companies,
                     Inc. ..................................        319,218
  1,875            Lamar Advertising Co.* ..................         85,547
    577            LifeMinders, Inc.* ......................         12,982
    775            Mediaplex, Inc.* ........................          7,023
    478            Modem Media. Poppe Tyson, Inc.*..........          5,975
    637            MyPoints.com, Inc.* .....................          8,998
    816            Netcentives Inc.* .......................         10,251
    378            NetCreations, Inc.* .....................         11,482
    793            Netratings, Inc.* .......................         15,959
  4,651            Omnicom Group, Inc. .....................        395,335
  1,081            Promotions.com, Inc.* ...................          5,608
    723            R.H. Donnelley Corp.* ...................         14,505
  1,805            Snyder Communications, Inc.* ............         45,576
  2,373            TMP Worldwide, Inc.* ....................        170,856
  1,263            True North Communications, Inc. .........         61,650
  1,419            Valassis Communications, Inc.* ..........         47,714
    757            Wink Communications, Inc.* ..............         18,546
  1,824            Young & Rubicam, Inc. ...................        103,056
                                                               ------------
                                                                  1,730,063
                                                               ------------
                   Aerospace (0.6%)
    547            AAR Corp. ...............................          6,564
  2,474            BE Aerospace, Inc.* .....................         29,843


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
23,959             Boeing Co. ..............................   $  1,173,991
   295             Curtiss-Wright Corp. ....................         11,450
 2,852             GenCorp Inc. ............................         22,638
 2,887             Goodrich (B.F.) Co. (The) ...............        103,030
10,377             Lockheed Martin Corp. ...................        291,853
   327             Moog Inc. (Class A) .....................          9,483
 1,821             Northrop Grumman Corp. ..................        129,405
   866             Orbital Sciences Corp.* .................         13,044
   285             Sequa Corp. (Class A)* ..................         12,166
 2,366             Teledyne Technologies Inc.* .............         47,172
   362             Triumph Group, Inc.* ....................         11,086
12,449             United Technologies Corp. ...............        726,710
                                                               ------------
                                                                  2,588,435
                                                               ------------
                   Agricultural Chemicals (0.0%)
 2,888             IMC Global Inc. .........................         39,890
   722             Scotts Company (The) (Class A)* .........         23,555
                                                               ------------
                                                                     63,445
                                                               ------------
                   Air Freight/Delivery Services (0.2%)
 1,275             Airborne Freight Corp. ..................         19,683
   903             Atlas Air, Inc.* ........................         40,071
 1,039             C.H. Robinson Worldwide, Inc. ...........         66,252
   448             Circle International Group, Inc. ........         12,656
 1,221             CNF Transportation, Inc. ................         31,059
   682             EGL, Inc.* ..............................         19,565
 1,322             Expeditors International of
                     Washington, Inc. ......................         66,430
 7,599             FedEx Corp.* ............................        301,110
   898             Fritz Companies, Inc.* ..................         13,358
 2,867             United Parcel Service, Inc.
                     (Class B) .............................        168,436
                                                               ------------
                                                                    738,620
                                                               ------------
                   Airlines (0.3%)
 1,834             AirTran Holdings, Inc.* .................          8,024
   692             Alaska Air Group, Inc.* .................         18,987
   843             America West Holdings Corp.
                     (Class B)* ............................         13,541
 3,881             AMR Corp.* ..............................        128,316
   495             Amtran, Inc.* ...........................          6,497
   537             Atlantic Coast Airlines Holdings,
                     Inc.* .................................         19,802
 1,815             Continental Airlines, Inc.
                     (Class B)* ............................         94,834
 3,352             Delta Air Lines, Inc. ...................        179,960
 1,759             Frontier Airlines, Inc.* ................         31,552
 3,174             Mesa Air Group, Inc.* ...................         17,854
   845             Mesaba Holdings, Inc.* ..................          8,397
   354             Midwest Express Holdings, Inc.* .........          8,319


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued

    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
 2,214             Northwest Airlines Corp. (Class A)*......   $     73,892
   620             Skywest, Inc. ...........................         27,667
13,220             Southwest Airlines Co. ..................        312,322
 8,079             Trans World Airlines, Inc.* .............         18,683
 1,350             UAL Corp.* ..............................         73,069
 1,873             US Airways Group Inc.* ..................         73,515
                                                               ------------
                                                                  1,115,231
                                                               ------------
                   Alcoholic Beverages (0.3%)
12,194             Anheuser-Busch Companies, Inc. ..........        981,617
   467             Beringer Wine Estates Holdings,
                     Inc.* .................................         17,162
 2,090             Boston Beer Company, Inc. (The)
                     (Class A)* ............................         18,287
 1,796             Brown-Forman Corp. (Class B) ............         89,800
   456             Canandaigua Brands, Inc.
                     (Class A)* ............................         22,515
   966             Coors (Adolph) Co. (Class B) ............         60,858
   273             Mondavi (Robert) Corp. (The)
                   (Class A)* ..............................          8,531
                                                               ------------
                                                                  1,198,770
                                                               ------------
                   Aluminum (0.2%)
22,802             Alcoa, Inc. .............................        689,760
 1,630             Century Aluminum Co. ....................         21,394
   371             Commonwealth Industries, Inc. ...........          2,388
   578             IMCO Recycling, Inc. ....................          2,818
 1,415             Kaiser Aluminum Corp.* ..................          6,102
   183             Maxxam, Inc.* ...........................          3,900
                                                               ------------
                                                                    726,362
                                                               ------------
                   Apparel (0.1%)
 4,386             Cintas Corp. ............................        185,034
   547             Columbia Sportswear Co.* ................         20,034
 1,122             Donna Karan International Inc.* .........          6,732
 1,028             Guess ?, Inc.* ..........................         14,006
 3,211             Jones Apparel Group, Inc.* ..............         73,452
   494             Kellwood Co. ............................         11,053
 1,549             Liz Claiborne, Inc. .....................         60,411
 2,199             Nautica Enterprises, Inc.* ..............         23,914
   621             OshKosh B' Gosh, Inc. (Class A) .........          9,858
   426             Oxford Industries, Inc. .................          8,227
 1,090             Phillips-Van Heusen Corp. ...............          9,810
   599             Polo Ralph Lauren Corp.* ................          9,696
 1,782             Quiksilver, Inc.* .......................         23,834
   651             Russell Corp. ...........................         12,817
   367             Tarrant Apparel Group* ..................          2,936
 3,096             VF Corp. ................................         68,112
 1,327             Warnaco Group, Inc. .....................          5,474
                                                               ------------
                                                                    545,400
                                                               ------------


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Assisted Living Services (0.0%)
 1,074             Alterra Healthcare Corp.* ...............   $      2,484
 1,510             Sunrise Assisted Living, Inc.* ..........         24,160
                                                               ------------
                                                                     26,644
                                                               ------------
                   Auto Parts: O.E.M. (0.2%)
 1,073             American Axle & Manufacturing
                     Holdings, Inc.* .......................         16,162
 1,853             ArvinMeritor, Inc. ......................         28,949
   709             Borg-Warner Automotive, Inc. ............         24,062
 1,928             Collins & Aikman Corp.* .................         11,086
 4,312             Dana Corp. ..............................         98,906
14,808             Delphi Automotive Systems Corp.                  219,343
   414             Dura Automotive Systems, Inc.* ..........          4,269
 1,929             Eaton Corp. .............................        130,810
 1,863             Federal Mogul Corp. .....................         17,000
 1,921             Gentex Corp.* ...........................         43,703
   724             Hayes Lemmerz International, Inc.*.......          9,774
 2,239             Johnson Controls, Inc. ..................        116,288
 1,693             Lear Corp.* .............................         39,468
 1,111             Mark IV Industries, Inc. ................         24,442
   796             Mascotech, Inc. .........................          9,154
   704             Modine Manufacturing Co. ................         19,008
   800             Sauer-Danfoss, Inc. .....................          7,850
   418             Simpson Industries, Inc. ................          3,396
   545             Stoneridge, Inc. ........................          4,530
   127             Strattec Security Corp.* ................          4,445
   636             Superior Industries International,
                     Inc. ..................................         19,120
 3,187             TRW Inc. ................................        143,216
 4,144             Visteon Corp. ...........................         58,016
                                                               ------------
                                                                  1,052,997
                                                               ------------
                   Automotive Aftermarket (0.1%)
   473             Aftermarket Technology Corp.* ...........          3,784
 1,331             Apogee Enterprises, Inc. ................          5,657
   391             Bandag, Inc. ............................         10,117
 1,490             Barnes Group, Inc. ......................         29,427
   790             Carlisle Co., Inc. ......................         35,747
   533             CLARCOR Inc. ............................         11,160
 1,988             Cooper Tire & Rubber Co. ................         22,241
   964             Exide Corp. .............................          6,808
 4,660             Genuine Parts Co. .......................         93,491
 4,097             Goodyear Tire & Rubber Co. ..............         81,684
   398             IMPCO Technologies, Inc.* ...............          9,552
   817             SPX Corp.* ..............................        116,984
   457             Standard Motor Products, Inc. ...........          4,427


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
 2,682             TBC Corp.* ..............................   $      12,404
 2,309             Tenneco Automotive Inc. .................          13,565
                                                               -------------
                                                                     457,048
                                                               -------------
                   Beverages - Non-Alcoholic (1.4%)
   492             Coca-Cola Bottling Co. Consolidated......          21,648
65,371             Coca-Cola Co. ...........................       4,008,059
11,151             Coca-Cola Enterprises Inc. ..............         213,960
 1,122             National Beverage Corp.* ................           9,116
 3,911             Pepsi Bottling Group, Inc. (The) ........         119,530
38,151             PepsiCo, Inc. ...........................       1,747,793
   456             Triarc Co., Inc.* .......................           9,946
 3,561             Whitman Corp. ...........................          53,192
                                                               -------------
                                                                   6,183,244
                                                               -------------
                   Biotechnology (1.6%)
 2,096             Abgenix, Inc.* ..........................         105,062
   817             Aclara Biosciences Inc.* ................          34,314
 4,276             Advanced Tissue Sciences, Inc.* .........          23,117
   716             Affymetrix, Inc.* .......................          97,768
   375             Alexion Pharmaceuticals, Inc.* ..........          24,187
 1,426             Alkermes, Inc.* .........................          47,236
27,119             Amgen Inc.* .............................       1,761,040
 1,357             Amylin Pharmaceuticals, Inc.* ...........          17,302
   611             Antigenics Inc.* ........................          10,692
   674             Aphton Corp.* ...........................          18,788
 1,036             ARIAD Pharmaceuticals, Inc.* ............           9,712
   703             Aurora Biosciences Corp.* ...............          56,591
 1,990             AVANT Immunotherapeutics, Inc.*..........          12,935
   667             AVI BioPharma, Inc.* ....................           4,627
   315             Avigen, Inc.* ...........................          11,340
 1,306             Axys Pharmaceuticals, Inc.* .............           7,183
 1,335             Bio-Technology General Corp.* ...........          13,684
   355             BioCryst Pharmaceuticals, Inc.* .........          10,783
 3,938             Biogen, Inc.* ...........................         208,714
 1,688             Celgene Corp.* ..........................          87,670
 1,166             Cell Genesys, Inc.* .....................          24,850
   817             Cephalon, Inc.* .........................          32,935
 4,761             Chiron Corp.* ...........................         199,367
   634             COR Therapeutics, Inc.* .................          51,037
   709             Corixa Corp.* ...........................          24,195
   515             Coulter Pharmaceutical, Inc.* ...........          12,102
   912             Creative Biomolecules, Inc.* ............           7,780
   895             Cubist Pharmaceuticals, Inc.* ...........          40,387
 1,184             CuraGen Corp.* ..........................          41,070
   557             CV Therapeutics, Inc.* ..................          32,376
 3,135             CYTOGEN Corp.* ..........................          19,986
   183             Diversa Corp.* ..........................           6,588
   609             Emisphere Technologies, Inc.* ...........          16,215



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   630             Enzo Biochem, Inc.* .....................   $      33,587
 1,050             Enzon, Inc.* ............................          46,987
 1,121             Exelixis, Inc.* .........................          43,649
   817             GelTex Pharmaceuticals, Inc.* ...........          23,693
   608             Gene Logic, Inc.* .......................          11,856
 1,778             Genelabs Technologies, Inc.* ............           6,112
 2,201             Genentech, Inc.* ........................         334,827
   492             Genome Therapeutics Corp.* ..............          10,332
 2,205             Genzyme Corp. (General Division)*........         153,110
   603             Genzyme Transgenics Corp.* ..............          18,128
   459             Geron Corp.* ............................           9,983
 1,151             Gilead Sciences, Inc.* ..................          85,318
   627             Guilford Pharmaceuticals Inc.* ..........           9,993
 2,260             Hemispherx Biopharma, Inc.* .............          16,102
 1,430             Human Genome Sciences, Inc.* ............         172,762
   322             Hyseq, Inc.* ............................          10,405
 1,191             ICOS Corp.* .............................          54,339
 1,173             IDEC Pharmaceuticals Corp.* .............         144,059
   922             IDEXX Laboratories, Inc.* ...............          22,358
   527             ILEX Oncology, Inc.* ....................          19,235
   818             ImClone Systems, Inc.* ..................          59,816
13,220             Immunex Corp.* ..........................         670,089
 1,206             ImmunoGen, Inc.* ........................          12,437
 1,008             Immunomedics, Inc.* .....................          17,262
   840             Incyte Pharmaceuticals, Inc.* ...........          63,682
   971             Interneuron Pharmaceuticals, Inc.*.......           2,003
   613             Invitrogen Corp.* .......................          38,466
 2,386             Isis Pharmaceuticals, Inc.* .............          26,842
 1,255             Lexicon Genetics Inc.* ..................          42,827
 1,194             Ligand Pharmaceuticals, Inc.
                     (Class B)* ............................          11,940
   716             Luminex Corp.* ..........................          25,955
   526             Maxim Pharmaceuticals, Inc.* ............          25,610
   846             Maxygen Inc.* ...........................          52,452
 1,194             Medarex, Inc.* ..........................          87,013
 5,511             MedImmune, Inc.* ........................         327,904
   377             MGI Pharma, Inc.* .......................          10,367
 2,416             Millennium Pharmaceuticals, Inc.* .......         232,540
   260             Myriad Genetics, Inc.* ..................          34,531
 1,719             NABI, Inc.* .............................          13,000
   476             Nanogen, Inc.* ..........................          12,614
   530             NeoRx Corp.* ............................           8,745
   481             Neurocrine Biosciences, Inc.* ...........          15,362
   533             Neurogen Corp.* .........................          15,124
   459             Nexell Therapeutics Inc.* ...............           4,071
   677             Northfield Laboratories, Inc.* ..........          10,493
   905             NPS Pharmaceuticals, Inc.* ..............          25,566
   869             Orchid Biosciences* .....................          31,936


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  1,194            Organogenesis, Inc.* .....................   $     14,477
  1,235            OSI Pharameceuticals Inc.* ...............         41,450
    909            OXiGENE, Inc.* ...........................          8,522
    588            PathoGenesis Corp.* ......................         15,472
  1,473            PE Corporation-Celera Genomics
                     Group* .................................        127,967
    418            Pharmacyclics, Inc.* .....................         19,646
    432            Progenics Pharmaceuticals, Inc.* .........          8,748
    491            Protein Design Labs, Inc.* ...............         59,503
  1,175            Regeneron Pharmaceuticals, Inc.* .........         32,973
    760            Ribozyme Pharmaceuticals, Inc.* ..........         18,525
    616            SafeScience, Inc.* .......................          2,368
    450            SangStat Medical Corp.* ..................          8,437
  1,639            SciClone Pharmaceuticals, Inc.* ..........         19,566
    576            Sequenom Inc.* ...........................         16,308
  2,369            SICOR Inc.* ..............................         22,357
    801            SuperGen, Inc.* ..........................         22,215
  1,990            Targeted Genetics Corp.* .................         19,776
  2,499            Texas Biotechnology Corp.* ...............         39,359
    394            Titan Pharmaceuticals, Inc.* .............         13,421
    570            Transkaryotic Therapies, Inc.* ...........         15,105
    897            Triangle Pharmaceuticals, Inc.* ..........          8,129
    456            Trimeris, Inc.* ..........................         26,049
  1,240            Tularik Inc.* ............................         33,015
    612            Valentis, Inc.* ..........................          4,877
    673            Vertex Pharmaceuticals, Inc.* ............         65,912
    632            Vical, Inc.* .............................         10,270
  1,166            Vion Pharmaceuticals, Inc.* ..............          9,911
    414            ViroPharma Inc.* .........................          7,452
  2,259            XOMA Ltd.* ...............................         13,836
                                                                ------------
                                                                   6,882,761
                                                                ------------
                   Books/Magazines (0.1%)
  1,174            Advanced Marketing Services, Inc. ........         20,178
  1,865            Harcourt General, Inc. ...................        102,925
    512            Hollywood.com, Inc.* .....................          4,864
    785            Houghton Mifflin Co. .....................         37,189
    606            IDG Books Worldwide, Inc.* ...............          5,378
    526            Information Holdings Inc.* ...............         18,344
  1,623            John Wiley & Sons, Inc. (Class A) ........         35,503
    334            Martha Stewart Living Omnimedia,
                     Inc. (Class A)* ........................          8,287
  1,302            Meredith Corp. ...........................         41,420
    832            Penton Media, Inc. .......................         28,808
    563            Playboy Enterprises, Inc. (Class B)*......          6,791
  4,149            PRIMEDIA Inc.* ...........................         84,536
  2,795            Reader's Digest Assoc., Inc.
                   (Class A) ................................        105,686


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
    437            Scholastic Corp.* ........................   $     27,913
  2,616            Ziff-Davis, Inc.-ZDNET* ..................         37,441
                                                                ------------
                                                                     565,263
                                                                ------------
                   Broadcasting (0.6%)
    389            Acme Communications, Inc.* ...............          4,133
  5,684            AMFM, Inc.* ..............................        406,051
    601            BHC Communications, Inc.
                     (Class A) ..............................         89,474
    908            Chris-Craft Industries, Inc.* ............         60,722
    927            Citadel Communications Corp.* ............         27,752
  8,871            Clear Channel Communications,
                     Inc.* ..................................        675,859
    810            Cox Radio, Inc. (Class A)* ...............         19,541
    649            Cumulus Media, Inc.* .....................          6,328
  1,074            Emmis Broadcasting Corp.
                     (Class A)* .............................         38,731
    880            Entercom Communications Corp.* ...........         34,155
    275            Granite Broadcasting Corp.* ..............          1,702
  1,299            Hearst-Argyle Television, Inc.* ..........         24,762
  2,848            Hispanic Broadcasting Corp.* .............        108,402
 10,167            Infinity Broadcasting Corp.
                     (Series A)* ............................        358,387
  1,347            On2.com, Inc.* ...........................          4,209
  1,280            Paxson Communications Corp.* .............         13,280
    584            Radio One, Inc.* .........................         13,614
  1,168            Radio One, Inc. (Class D)* ...............         22,046
    483            Radio Unica Communications
                     Corp.* .................................          3,668
    498            Saga Communications, Inc.
                     (Class A)* .............................         11,454
  1,219            Salem Communications Corp.* ..............         14,780
  2,734            Sinclair Broadcast Group, Inc.* ..........         29,903
  1,005            Sirus Satellite Radio Inc.* ..............         38,567
    530            Spanish Broadcasting System, Inc.
                     (Class A)* .............................          5,896
  1,087            Tanox, Inc.* .............................         52,176
    268            United Television, Inc. ..................         36,180
  2,672            Univision Communications, Inc.
                     (Class A)* .............................        331,996
  7,695            USA Networks, Inc.* ......................        162,076
  2,907            Westwood One, Inc.* ......................         80,851
    843            XM Satellite Radio Holdings Inc.
                     (Class A)* .............................         26,186
    198            Young Broadcasting Corp.
                     (Class A)* .............................          6,695
                                                                ------------
                                                                   2,709,576
                                                                ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Building Materials (0.1%)
   100             Ameron International Corp. ..............   $      3,750
   443             Centex Construction Products, Inc. ......         10,853
   462             Elcor Corp. .............................          8,865
   437             Florida Rock Industries, Inc. ...........         15,732
 3,716             Johns Manville Corp. ....................         47,843
 1,809             Lafarge Corp. ...........................         40,702
 1,224             Martin Marietta Materials, Inc. .........         51,637
 1,437             Owens Corning ...........................          7,903
   941             Southdown, Inc. .........................         58,577
   502             Texas Industries, Inc. ..................         16,284
   392             Trex Co., Inc.* .........................         21,021
   351             U.S. Aggregates, Inc. ...................          5,879
 1,296             USG Corp. ...............................         38,070
 2,622             Vulcan Materials Co. ....................        112,254
                                                               ------------
                                                                    439,370
                                                               ------------
                   Building Materials/DIY Chains (0.9%)
   994             Fastenal Co. ............................         61,379
61,104             Home Depot, Inc. (The) ..................      3,162,132
10,020             Lowe's Companies, Inc. ..................        422,719
                                                               ------------
                                                                  3,646,230
                                                               ------------
                   Building Products (0.1%)
 1,854             American Standard Companies,
                     Inc.* .................................         82,619
   360             American Woodmark Corp. .................          6,930
   956             Armstrong Holdings, Inc. ................         15,296
 1,233             Dal-Tile International Inc.* ............         11,097
 1,275             Griffon Corp.* ..........................          7,969
   778             Lennox International Inc. ...............         10,260
   404             LSI Industries, Inc. ....................          6,767
11,715             Masco Corp. .............................        231,371
   557             NCI Building Systems, Inc.* .............         10,513
 1,005             Nortek, Inc.* ...........................         19,723
   212             Simpson Manufacturing Co., Inc.* ........         10,388
   822             Watsco, Inc. ............................         11,457
 1,021             York International Corp. ................         28,397
                                                               ------------
                                                                    452,787
                                                               ------------
                   Cable Television (0.5%)
 1,149             ACTV, Inc.* .............................         17,163
 2,963             Adelphia Communications Corp.
                     (Class A)* ............................        104,446
 1,889             AT&T Corp. - Liberty Media
                     Group (Class A)* ......................         42,030
 3,415             Cablevision Systems Corp.
                     (Class A)* ............................        224,750
 4,455             Charter Communications, Inc.
                     (Class A) .............................         58,750


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
24,283             Comcast Corp. (Class A Special)* ........   $    826,001
15,129             Cox Communications, Inc.
                     (Class A)* ............................        558,827
 6,059             EchoStar Communications Corp.
                     (Class A)* ............................        238,952
 1,173             Insight Communications Co., Inc.* .......         14,369
   982             Lodgenet Entertainment Corp.* ...........         25,532
 1,530             Mediacom Communications Corp.
                     (Class A)* ............................         23,332
   852             Nucentrix Broadband Networks,
                     Inc.* .................................         23,856
 1,169             Pegasus Communications Corp.* ...........         49,390
 1,587             TCI Satellite Entertainment, Inc.* ......         16,862
 2,017             UnitedGlobalCom, Inc. (Class A)* ........         98,959
                                                               ------------
                                                                  2,323,219
                                                               ------------
                   Canadian Oil & Gas (0.0%)
 1,059             Denbury Resources Inc.* .................          4,898
                                                               ------------
                   Casino/Gambling (0.1%)
   256             Anchor Gaming* ..........................         13,872
   687             Argosy Gaming Co.* ......................          9,575
   928             Aztar Corp.* ............................         14,152
 1,653             Boyd Gaming Corp.* ......................          7,335
   843             Churchill Downs Inc. ....................         19,389
   768             Dover Downs Entertainment, Inc.                    8,832
   832             GTECH Holdings Corp.* ...................         17,004
 3,370             Harrah's Entertainment, Inc.* ...........         84,461
   940             Isle of Capri Casinos, Inc.* ............         11,632
 2,377             Mandalay Resort Group* ..................         58,088
 4,151             MGM Grand, Inc. .........................        149,177
 7,990             Park Place Entertainment Corp.* .........        100,374
   588             Pinnacle Entertainment, Inc.* ...........         11,503
   466             Scientific Games Holding Corp.* .........         11,941
 1,508             Station Casinos, Inc.* ..................         19,409
                                                               ------------
                                                                    536,744
                                                               ------------
                   Catalog/Specialty Distribution (0.2%)
 1,961             1-800-Flowers.com, Inc. (Class H)* ......         11,705
 9,160             Amazon.com, Inc.* .......................        275,945
 2,585             Ashford.com, Inc.* ......................          8,240
   895             Audible, Inc.* ..........................          2,126
 1,905             Barnesandnoble.com. Inc.* ...............          9,763
   700             Beyond.com Corp.* .......................            875
 3,258             BUY.COM* ................................         13,643
   787             CDnow, Inc.* ............................          2,336
 2,266             CDW Computer Centers, Inc.* .............        109,193
   461             Coldwater Creek, Inc.* ..................         14,521
 1,139             Cyberian Outpost, Inc.* .................          4,485
 1,035             Drugstore.com, Inc.* ....................          5,110


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  1,463            Egghead.com, Inc.* .......................   $      3,566
  2,444            EMusic.com Inc.* .........................          5,193
    394            Envision Development Corp.* ..............          4,777
  3,042            eToys, Inc.* .............................         14,545
    919            Fatbrain.com, Inc.* ......................          5,284
    826            Fogdog, Inc.* ............................          1,136
  2,975            Gerald Stevens, Inc.* ....................          4,462
  4,700            Hanover Direct, Inc.* ....................          4,700
  2,021            iGo Corp.* ...............................          7,452
    678            Insight Enterprises, Inc.* ...............         31,357
    790            Lands' End, Inc.* ........................         29,576
  1,074            PC Connection, Inc.* .....................         48,531
  1,243            PlanetRx.com, Inc.* ......................          1,243
  1,139            Shop At Home, Inc.* ......................          4,129
  3,325            Spiegel, Inc. (Class A) ..................         23,275
    427            Streamline.com, Inc.* ....................          1,254
  1,023            Systemax, Inc.* ..........................          3,772
  1,361            Tickets.com, Inc.* .......................          3,232
  3,418            Value America, Inc.* .....................          2,670
  1,009            Valuevision International, Inc.
                     (Class A)* .............................         15,703
    540            Webvan Group Inc.* .......................          2,919
                                                                ------------
                                                                     676,718
                                                                ------------
                   Cellular Telephone (1.0%)
    737            Advanced Radio Telecom Corp.* ............          8,429
    285            AirGate PCS, Inc.* .......................         14,321
  1,494            Alamosa PCS Holdings, Inc.* ..............         29,880
  2,046            Arch Communications Group, Inc.*..........         10,230
  2,375            Centennial Cellular Corp.
                     (Class A)* .............................         36,070
  4,371            Crown Castle International Corp.* ........        148,614
  2,449            Dobson Communications Corp.
                     (Class A)* .............................         53,572
    664            Leap Wireless International, Inc.* .......         42,081
  1,224            Motient Corp.* ...........................         14,458
20,029             Nextel Communications, Inc.
                     (Class A)* .............................      1,120,372
   811             Powertel, Inc.* ..........................         72,889
 1,437             Price Communications Corp.* ..............         31,973
   217             Rural Cellular Corp. (Class A)* ..........         17,007
   849             SBA Communications Corp.* ................         38,311
24,172             Sprint Corp. (PCS Group)* ................      1,335,503
 2,272             TeleCorp PCS, Inc.* ......................         97,838
 2,563             Tritel, Inc.* ............................         79,773
 1,408             Triton PCS Holdings, Inc.
                     (Class A)* .............................         70,664
 2,292             United States Cellular Corp.* ............        155,856



    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
 5,561             Voicestream Wireless Corp.* ..............   $    713,198
 1,853             Western Wireless Corp.
                   (Class A)* ...............................        101,915
                                                                ------------
                                                                   4,192,954
                                                                ------------
                   Clothing/Shoe/Accessory Stores (0.5%)
 2,600             Abercrombie & Fitch Co.
                     (Class A)* .............................         41,762
 1,177             American Eagle Outfitters, Inc.* .........         17,508
   827             Ann Taylor Stores Corp.* .................         23,363
   527             bebe stores, inc.* .......................          5,237
 1,611             Buckle (The), Inc.* ......................         21,950
   928             Burlington Coat Factory Warehouse
                     Corp. ..................................         10,904
 2,179             Cato Corp. (Class A) .....................         24,241
 1,110             Charlotte Russe Holdings Inc.* ...........         13,389
 2,353             Charming Shoppes, Inc.* ..................         13,236
   696             Chico's Fas, Inc.* .......................         20,532
 1,803             Children's Place Retail Stores, Inc.
                     (The)* .................................         46,427
 1,342             Claire's Stores, Inc. ....................         22,646
   588             Deb Shops, Inc. ..........................          5,843
 1,539             Dress Barn, Inc.* ........................         31,934
   325             Factory 2-U Stores, Inc.* ................         13,487
   482             Footstar, Inc.* ..........................         15,183
22,300             Gap, Inc. (The) ..........................        798,619
   763             Genesco Inc.* ............................         11,636
 1,059             Goody's Family Clothing, Inc.* ...........          5,527
   932             Hot Topic, Inc.* .........................         30,057
13,058             Intimate Brands, Inc. ....................        227,699
11,260             Limited, Inc. (The) ......................        230,126
 1,099             Men's Wearhouse, Inc. (The)* .............         28,505
 3,496             Nordstrom, Inc. ..........................         61,180
   743             Pacific Sunwear of California, Inc.*......         11,238
   784             Payless ShoeSource, Inc.* ................         40,474
 2,283             Ross Stores, Inc.* .......................         35,101
 4,825             Stein Mart, Inc.* ........................         53,075
   794             Talbot's, Inc. (The) .....................         40,097
 8,127             TJX Companies, Inc. ......................        136,127
   774             Too, Inc.* ...............................         17,367
   693             United Retail Group, Inc.* ...............          4,050
 1,498             Urban Outfitters, Inc.* ..................         16,103
 3,608             Venator Group, Inc.* .....................         50,963
   565             Wet Seal, Inc. (Class A)* ................          6,286
 1,425             Wilsons The Leather Experts Inc.*.........         26,184
                                                                ------------
                                                                   2,158,056
                                                                ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
                   Coal Mining (0.0%)
    1,157          Arch Coal, Inc. ...........................   $      9,111
    2,060          CONSOL Energy, Inc. .......................         35,406
                                                                 ------------
                                                                       44,517
                                                                 ------------
                   Computer Communications (3.8%)
    9,266          3Com Corp.* ...............................        125,670
    2,724          Adaptec, Inc.* ............................         67,419
    1,061          Alteon Websystems Inc.* ...................        139,986
      764          Ancor Communications, Inc.* ...............         30,178
      977          Auspex Systems, Inc.* .....................          7,175
    1,077          Avocent Corp.* ............................         48,078
      588          Aware, Inc.* ..............................         23,152
    2,839          Brocade Communications Systems,
                     Inc.* ...................................        507,116
    4,777          Cabletron Systems, Inc.* ..................        124,799
      937          CacheFlow Inc.* ...........................         63,716
183,722            Cisco Systems, Inc.* ......................     12,022,308
    689            Cobalt Networks, Inc.* ....................         31,436
    890            Computer Network Technology
                     Corp.* ..................................         14,462
    671            Crossroads Systems, Inc.* .................          3,061
    787            Digi International Inc.* ..................          4,919
    244            DSET Corp.* ...............................          7,167
  1,285            Echelon Corp.* ............................         47,706
    946            Emulex Corp.* .............................         47,300
    240            Extended Systems Inc.* ....................         15,225
  1,380            Extreme Networks, Inc.* ...................        192,704
  4,030            Finisar Corp.* ............................        107,047
  3,017            Foundry Networks, Inc.* ...................        246,828
    637            FVC.COM, Inc.* ............................          3,026
    650            Gadzoox Networks, Inc.* ...................          6,541
    416            Intrusion.com, inc.* ......................          4,524
    528            JNI Corp.* ................................         22,539
  8,296            Juniper Networks, Inc.* ...................      1,181,661
    850            MMC Networks, Inc.* .......................         42,022
    413            Netopia, Inc.* ............................         22,302
    660            NETRIX Corp.* .............................          4,867
  1,030            Network Equipment Technologies,
                     Inc.* ...................................         10,557
    541            Network Peripherals Inc.* .................          6,999
 13,751            Palm, Inc.* ...............................        536,270
    412            PC-Tel, Inc.* .............................         12,592
  1,195            Performance Technologies, Inc.* ...........         11,203
    555            PLX Technology, Inc.* .....................         15,609
    308            Proxim, Inc.* .............................         23,427
  3,835            Redback Networks, Inc.* ...................        498,550
    378            Tut Systems, Inc.* ........................         34,492
    880            Vertel Corp.* .............................          7,370



    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
    516            Vixel Corp.* ..............................   $      3,048
    778            Xircom, Inc.* .............................         26,598
                                                                 ------------
                                                                   16,351,649
                                                                 ------------
                   Computer Software (5.4%)
    700            Actuate Software Corp.* ...................         34,475
  3,162            Adobe Systems, Inc. .......................        362,049
  1,313            American Software, Inc.
                     (Class A)* ..............................          7,878
  3,183            Applied Digital Solutions, Inc.* ..........         15,119
    238            Applix Inc* ...............................          1,041
    314            AremisSoft Corp.* .........................          8,949
  1,148            Artisoft, Inc.* ...........................          8,969
  1,275            Aspect Communications Corp.* ..............         23,428
    986            Aspen Technology, Inc.* ...................         29,642
  1,614            Autodesk, Inc.* ...........................         34,903
    892            Avant! Corp.* .............................         13,937
    737            AXENT Technologies, Inc.* .................         18,149
  1,393            Be Incorporated* ..........................          5,790
  1,167            BindView Development Corp.* ...............         10,321
  6,400            BMC Software, Inc.* .......................        120,800
    247            Bottomline Technologies, Inc.* ............          5,804
    695            Brio Techology, Inc.* .....................          5,212
    814            BSQUARE Corporation* ......................         14,448
  2,561            Centura Sotware Corp.* ....................          7,763
  4,697            Citrix Systems, Inc.* .....................         71,629
    283            Clarus Corp.* .............................         10,471
 15,422            Computer Associates International,
                     Inc. ....................................        382,658
  9,447            Compuware Corp.* ..........................         75,576
    685            Cylink Corp.* .............................          8,562
  1,306            Daleen Technologies, Inc.* ................         22,202
    727            Datastream Systems, Inc.* .................          6,543
    588            Deltek Systems, Inc.* .....................          3,528
    495            Digital River, Inc.* ......................          3,310
    458            Documentum, Inc.* .........................         21,469
    850            E.piphany, Inc.* ..........................         79,103
  1,404            Entrust Technologies Inc.* ................         40,102
  1,790            Epicor Software Corp.* ....................          6,712
    852            eSoft, Inc.* ..............................          4,393
    334            Excalibur Technologies Corp.* .............         15,385
    790            FileNET Corp.* ............................         13,973
    955            General Magic, Inc.* ......................          4,924
    458            Geoworks* .................................          6,813
    376            Great Plains Software, Inc.* ..............          8,789
    620            HNC Software, Inc.* .......................         27,357
    787            Hyperion Solutions Corp.* .................         20,954
  5,111            i2 Technologies, Inc.* ....................        663,152
  1,273            iGATE Capital Corp.* ......................         12,014


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
    2,520          Indus International, Inc.* .............   $     20,475
    1,143          Inet Technologies, Inc.* ...............         53,721
      867          Informatica Corp.* .....................         69,360
    1,032          Information Architects Corp.* ..........          6,579
    7,055          Informix Corp.* ........................         31,527
    2,387          Inprise Corp. (Mexico)* ................         13,128
      363          Inso Corp.* ............................          2,359
      311          Interactive Intelligence, Inc.* ........         12,634
    5,327          Intuit Inc.* ...........................        181,118
    2,874          J.D. Edwards & Co.* ....................         36,464
      864          JDA Software Group, Inc.* ..............         14,040
    2,144          Legato Systems, Inc.* ..................         20,837
      617          Level 8 Systems, Inc.* .................         13,458
    1,554          LHS Group, Inc.* .......................         62,121
    1,078          Lightspan Inc.* ........................          6,064
      799          Logility, Inc.* ........................          3,296
    1,292          Macromedia, Inc.* ......................         98,838
    1,011          MAPICS, Inc.* ..........................          3,791
      457          MapInfo Corp.* .........................         14,681
      582          Marimba, Inc.* .........................         10,440
      760          Mercator Software, Inc.* ...............         15,580
    2,101          Mercury Interactive Corp.* .............        208,557
    1,072          Metacreations Cor* .....................         12,663
      920          Metasolv Software, Inc.* ...............         43,355
      884          Micromuse Inc.* ........................        114,685
  138,989          Microsoft Corp.* .......................      9,703,170
    1,130          MicroStrategy Inc.* ....................         25,072
    1,311          National Instruments Corp.* ............         56,619
      351          NEON Systems, Inc.* ....................          4,146
      324          netGuru, Inc.* .........................          5,791
      812          NetIQ Corp.* ...........................         39,179
      614          NetScout Systems, Inc.* ................          8,749
      936          NetSpeak Corp.* ........................          8,424
    3,649          Network Associates, Inc.* ..............         70,015
      915          New Era of Networks, Inc.* .............         22,875
      671          Novadigm, Inc.* ........................          6,878
    8,403          Novell, Inc.* ..........................         79,566
      804          Nuance Communications Inc.* ............        112,861
      912          Objective Systems Integrators,
                     Inc.* ................................         10,545
    1,208          ONYX Software Corp.* ...................         29,218
   74,967          Oracle Corp.* ..........................      5,636,581
      676          Packeteer, Inc.* .......................         26,026
    7,206          Parametric Technology Corp.* ...........         72,060
      485          pcOrder.com, Inc. (The)* ...............          2,455
    7,036          PeopleSoft, Inc.* ......................        153,473
    3,602          Peregine Systems, Inc.* ................         89,825
      442          Persistence Software, Inc.* ............          7,569



    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
    351            Pervasive Software, Inc.* ..............   $      1,294
    859            Phoenix Technologies Ltd. ..............         14,603
  2,079            Phone.com, Inc.* .......................        166,060
    398            Primus Knowledge Solutions, Inc.*.......         10,597
    834            Progress Software Corp.* ...............         12,562
    534            Project Software & Development,
                     Inc.* ................................          9,412
  1,060            Puma Technology, Inc.* .................         21,200
  2,204            QAD, Inc. ..............................          6,750
  2,326            Rational Software Corp.* ...............        236,670
    643            RAVISENT Technologies, Inc.* ...........          2,974
  3,975            Red Hat, Inc.* .........................         74,531
    732            Remedy Corp.* ..........................         16,150
    737            Saga Systems, Inc.* ....................          7,462
    614            Sanchez Computer Associates, Inc.*......         12,856
    801            Santa Cruz Operation, Inc. (The)* ......          2,503
  1,530            Sapient Corp.* .........................        174,037
    528            SeaChange International, Inc.* .........         11,129
  1,709            Secure Computing Corp.* ................         30,762
  1,029            Serena Software, Inc.* .................         28,297
  5,272            Siebel Systems, Inc.* ..................        764,440
    526            Sonic Foundry, Inc.* ...................          6,575
    802            SPSS, Inc.* ............................         23,960
    720            StarBase Corp.* ........................          5,670
    640            Structural Dynamics Research
                     Corp.* ...............................          9,280
  2,057            Sybase Inc.* ...........................         49,625
  1,557            Symantec Corp.* ........................         79,796
  4,947            TIBCO Software, Inc.* ..................        509,541
    706            Timberline Software Corp. ..............          4,324
    821            Transaction Systems Architects,
                     Inc. (Class A)* ......................         14,521
    969            Ulticom, Inc.* .........................         32,461
    410            Unify Corp.* ...........................          1,614
  2,525            USinternetworking, Inc.* ...............         40,084
  1,232            VA Linux Systems, Inc.* ................         39,116
 10,324            Veritas Software Corp.* ................      1,052,403
    814            Verity, Inc.* ..........................         29,660
  1,828            Wind River Systems, Inc.* ..............         53,583
    531            Witness Systems, Inc.* .................          8,496
    980            Xybernaut Corp.* .......................          7,687
    663            Zamba Corp.* ...........................          3,729
                                                              ------------
                                                                23,055,578
                                                              ------------
                   Computer/Video Chains (0.2%)
  5,357            Best Buy Co., Inc.* ....................        389,722
    720            Blockbuster, Inc. (Class A) ............          8,055


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------

5,329              Circuit City Stores, Inc. - Circuit
                     City Group ............................   $    122,234
1,423              Electronics Boutique Holdings
                     Corp.* ................................         25,970
  987              Hollywood Entertainment Corp.* ..........          9,006
1,042              InterTan, Inc.* .........................         12,243
3,329              Musicland Stores Corp.* .................         26,216
5,066              RadioShack Corp. ........................        285,596
  271              REX Stores Corp.* .......................          4,742
  932              Trans World Entertainment Corp.* ........         11,242
  518              Tweeter Home Entertainment
                     Group, Inc.* ..........................         18,713
  192              Ultimate Electronics Inc.* ..............          4,728
                                                               ------------
                                                                    918,467
                                                               ------------
                   Construction/Agricultural
                   Equipment/Trucks (0.2%)
1,421              AGCO Corp. ..............................         18,295
  422              Astec Industries, Inc.* .................          8,216
9,318              Caterpillar, Inc. .......................        317,394
  537              Columbus McKinnon Corp. .................          7,921
1,045              Cummins Engine Co., Inc. ................         33,440
6,133              Deere & Co. .............................        236,504
  513              Detroit Diesel Corp. ....................         11,671
  619              Gardner Denver Machinery Inc.* ..........          9,092
2,591              Greenbrier Companies, Inc. (The) ........         21,538
1,056              JLG Industries, Inc. ....................         10,758
  533              Lindsay Manufacturing Co. ...............          9,461
  681              Manitowoc Co., Inc. .....................         16,770
  464              NACCO Industries, Inc. (Class A) ........         16,849
1,604              Navistar International Corp.* ...........         57,243
  365              OshKosh Truck Corp. .....................         12,364
2,053              PACCAR, Inc. ............................         91,487
  727              Stewart & Stevenson Services, Inc. ......         10,996
  656              Terex Corp.* ............................         10,824
  869              Titan International, Inc. ...............          4,617
1,599              Wabash National Corp. ...................         17,189
                                                               ------------
                                                                    922,629
                                                               ------------
                   Consumer Electronics/Appliances (0.1%)
  996              3DO Co. (The)* ..........................          6,412
  756              Applica Inc.* ...........................          7,843
1,567              Fedders Corp. ...........................          8,129
  450              Harman International Industries,
                     Inc. ..................................         28,462
3,121              Helen of Troy Ltd. (Bermuda)* ...........         18,336
  159              Interlogix, Inc.* .......................          1,679
2,213              Maytag Corp. ............................         74,965
  249              National Presto Industries, Inc. ........          7,517



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
  336              Salton, Inc.* ...........................   $     10,584
2,362              Sunbeam Corp.* ..........................          6,495
1,136              Universal Electronics Inc.* .............         21,726
1,951              Whirlpool Corp. .........................         84,259
                                                               ------------
                                                                    276,407
                                                               ------------
                   Consumer Specialties (0.0%)
2,209              Boyds Collection, Ltd. (The)* ...........         19,881
  765              Fossil, Inc.* ...........................         13,961
1,082              Matthews International Corp.
                     (Class A) .............................         30,296
1,230              Movado Group, Inc. ......................         16,912
  449              Russ Berrie & Co., Inc. .................          8,812
                                                               ------------
                                                                     89,862
                                                               ------------
                   Consumer Sundries (0.0%)
1,628              American Greetings Corp.
                     (Class A) .............................         27,676
1,223              Blyth Industries, Inc.* .................         35,543
1,567              Oakley, Inc.* ...........................         22,721
  606              Sola International, Inc.* ...............          3,598
1,429              Yankee Candle Co., Inc. (The)* ..........         29,830
                                                               ------------
                                                                    119,368
                                                               ------------
                   Containers/Packaging (0.2%)
  920              Aptargroup, Inc. ........................         22,942
  793              Ball Corp. ..............................         27,507
1,320              Bemis Company, Inc. .....................         45,375
  540              Caraustar Industries, Inc. ..............          7,290
3,390              Crown Cork & Seal Co., Inc. .............         47,248
1,928              Earthshell Corp.* .......................          5,543
  352              Entrade, Inc.* ..........................          1,474
4,179              Gaylord Container Corp.
                     (Series A)* ...........................         10,970
  544              Greif Bros. Corp. (Class A) .............         13,804
  874              Ivex Packaging Corp.* ...................          9,068
  174              Liqui-Box Corp. .........................          8,167
  531              Myers Industries, Inc. ..................          7,102
3,788              Owens-Illinois, Inc.* ...................         50,428
2,671              Packaging Corp. of America* .............         30,383
4,323              Pactiv Corp.* ...........................         39,988
1,961              Rock-Tenn Co. (Class A) .................         21,081
2,189              Sealed Air Corp.* .......................        110,271
  406              Silgan Holdings, Inc.* ..................          3,597
5,193              Smurfit-Stone Container Corp.* ..........         64,588
2,672              Sonoco Products Co. .....................         50,267
1,464              Temple-Inland, Inc. .....................         63,592
  311              U.S. Can Corp.* .........................          5,831
                                                               ------------
                                                                    646,516
                                                               ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
                   Contract Drilling (0.3%)
      345          Atwood Oceanics, Inc.* .................   $     14,490
    3,552          Diamond Offshore Drilling, Inc. ........        133,422
    3,599          ENSCO International Inc. ...............        121,466
    4,571          Global Marine, Inc.* ...................        129,416
    4,679          Grey Wolf, Inc.* .......................         21,640
    1,249          Helmerich & Payne, Inc. ................         39,968
    1,528          Marine Drilling Companies, Inc.* .......         33,234
    3,847          Nabors Industries, Inc.* ...............        160,131
    3,445          Noble Drilling Corp.* ..................        150,073
    6,510          Parker Drilling Co.* ...................         36,212
      825          Patterson Energy, Inc.* ................         20,573
    1,524          Pride International, Inc.* .............         31,718
    5,086          R&B Falcon Corp.* ......................        101,402
    2,420          Rowan Companies, Inc.* .................         61,105
    3,008          Santa Fe International Corp. ...........        105,656
    5,478          Transocean Sedco Forex Inc. ............        271,161
                                                              ------------
                                                                 1,431,667
                                                              ------------
                   Department Stores (0.3%)
    2,708          Dillard's, Inc. (Class A) ..............         37,066
    5,503          Federated Department Stores, Inc.*......        132,416
    8,545          Kohl's Corp.* ..........................        484,929
    8,715          May Department Stores Co. ..............        206,981
    1,237          Neiman Marcus Group, Inc. (The)
                     (Class A)* ...........................         40,821
    6,826          Penney (J.C.) Co., Inc. ................        110,069
    3,654          Saks, Inc.* ............................         36,997
    9,905          Sears, Roebuck & Co. ...................        295,912
                                                              ------------
                                                                 1,345,191
                                                              ------------
                   Discount Chains (1.9%)
      875          99 Cents Only Stores* ..................         37,680
      696          Ames Department Stores, Inc.* ..........          4,959
    1,927          BJ's Wholesale Club, Inc.* .............         57,690
    2,793          Consolidated Stores Corp.* .............         33,341
   11,653          Costco Wholesale Corp.* ................        379,451
    8,658          Dollar General Corp. ...................        159,091
    2,674          Dollar Tree Stores, Inc.* ..............        113,812
    4,530          Family Dollar Stores, Inc. .............         76,444
      995          Fred's, Inc. ...........................         20,646
   12,761          Kmart Corp.* ...........................         89,327
      510          PriceSmart, Inc.* ......................         19,125
      725          ShopKo Stores, Inc.* ...................         10,467
   24,088          Target Corp. ...........................        698,552
      660          Value City Department Stores, Inc.* ....          5,775
  117,716          Wal-Mart Stores, Inc. ..................      6,467,023
                                                              ------------
                                                                 8,173,383
                                                              ------------


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
                   Diversified Commercial Services (0.6%)
    285            4Kids Entertainment, Inc.* .............   $      5,415
    394            ABM Industries Inc. ....................         10,244
  1,461            ACNielsen Corp.* .......................         35,794
    964            Administaff, Inc.* .....................         51,333
    348            AHL Services, Inc.* ....................          2,827
  2,116            ALPNET, Inc.* ..........................          4,761
  1,055            AnswerThink Consulting Group,
                     Inc.* ................................         17,737
  2,350            Apac Teleservices* .....................         16,891
  1,044            Audio Visual Services Corp.* ...........            489
    563            Bell & Howell Co.* .....................         11,541
    865            Billing Information Concepts
                     Corp.* ...............................          3,784
    283            Bright Horizons Family Solutions,
                     Inc.* ................................          6,898
    752            Burns International Services Corp.*               9,964
  1,175            Careerbuilder, Inc.* ...................          9,216
  1,241            Carreker Corp.* ........................         12,837
  1,098            CDI Corp.* .............................         21,823
  2,178            Century Business Sevices, Inc.* ........          4,492
    345            Charles River Associates Inc.* .........          4,269
  1,567            CheckFree Holdings Corp.* ..............         95,195
    799            click2learn.com, Inc.* .................         14,032
  5,390            Concord EFS, Inc.* .....................        146,204
    526            Concur Technologies, Inc.* .............          2,071
  4,002            Convergys Corp.* .......................        180,340
    404            Corporate Executive Board Co.* .........         25,856
    383            Costar Group, Inc.* ....................         14,051
    823            CTC Communication Group, Inc.* .........         21,347
  1,026            Dendrite International, Inc.* ..........         27,814
    543            Diamond Technology Partners,
                     Inc.* ................................         48,361
  1,157            Edgewater Technology, Inc.* ............          7,484
    646            Exchange Applications, Inc.* ...........         14,212
    354            Fair, Isaac & Co., Inc. ................         17,634
    976            Freemarkets, Inc.* .....................         46,909
    466            G & K Services, Inc. (Class A) .........         14,009
  2,396            Galileo International, Inc. ............         46,123
  2,319            Gartner Group, Inc. (Class B)* .........         25,654
    748            GetThere.com, Inc.* ....................          7,947
    654            Global Imaging Systems, Inc.* ..........          5,068
     51            Global Sources Ltd. (Hong Kong)* .......          1,530
  1,600            HA-LO Industries, Inc.* ................          8,100
    853            Hall, Kinion & Associates, Inc.* .......         33,374
    588            Heidrick & Struggles International,
                     Inc.* ................................         39,396
    736            HotJobs.com, Ltd.* .....................         12,926


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  1,098            Identix Inc.* ............................   $     15,029
  3,558            IKON Office Solutions, Inc. ..............         14,454
  1,706            Industri-Matematik International
                     Corp. (Sweden)* ........................          6,557
    266            Insurance Auto Auctions, Inc.* ...........          5,586
    427            Interact Commerce Corp.* .................          5,231
    861            Internet Pictures Corp.* .................          9,525
  1,431            Iron Mountain Inc.* ......................         50,085
  1,813            iXL Enterprises, Inc.* ...................         32,181
    324            Jupiter Communications, Inc.* ............          7,735
    941            Kelly Services, Inc. (Class A) ...........         21,819
  1,280            kforce.com, Inc.* ........................          5,760
    909            Korn/Ferry International* ................         30,565
    923            Labor Ready, Inc.* .......................          4,615
    335            Lason, Inc.* .............................            628
    570            Learning Tree International, Inc.* .......         25,721
    486            Loislaw.com, Inc.* .......................          4,374
    649            Management Network Group, Inc.
                     (The)* .................................         15,535
  1,988            Manpower, Inc. ...........................         76,911
    760            Marketing Services Group, Inc.* ..........          3,895
    529            MAXIMUS, Inc.* ...........................         12,630
    376            MemberWorks Inc.* ........................         12,314
    265            Metro One Telecommunications,
                     Inc.* ..................................          2,584
  2,423            Modis Professional Services, Inc.* .......         18,475
    859            Navigant Consulting, Inc.* ...............          2,899
  1,607            Navigant International, Inc.* ............         18,581
    605            NCO Group, Inc.* .........................         14,974
  2,242            Nextera Enterprises, Inc. (Class A)*......          9,809
  1,930            NOVA Corp.* ..............................         22,316
    726            On Assignment, Inc.* .....................         20,010
  9,716            Paychex, Inc. ............................        444,507
  1,213            Pegasystems Inc.* ........................          5,989
    610            Personnel Group of America, Inc.* ........          1,944
    496            ProBusiness Services, Inc.* ..............         11,470
  1,228            Profit Recovery Group International,
                     Inc. (The)* ............................         11,359
    606            PROVANT, Inc.* ...........................          3,484
    765            PurchasePro.com Inc.* ....................         29,835
    915            RCM Technologies, Inc.* ..................          6,462
  4,702            Robert Half International, Inc.* .........        161,631
  3,393            Sabre Holdings Corp. .....................         82,916
  2,507            Sitel Corp.* .............................         16,295
  1,656            Sodexho Marriott Services, Inc. ..........         28,048
    637            Source Information Management
                     Co. (The)* .............................          6,808
  1,603            Spherion Corp.* ..........................         30,657



    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
    934            Staff Leasing, Inc.* .....................   $      3,736
  1,014            Stamps.com, Inc.* ........................          5,070
    347            StarTek, Inc.* ...........................         13,685
  1,216            Sylvan Learning Systems, Inc.* ...........         13,756
  2,496            TeleSpectrum Worldwide Inc.* .............          8,892
  1,634            TeleTech Holdings, Inc.* .................         50,654
  1,172            Ventro Corp.* ............................         14,137
  2,489            Viad Corp. ...............................         64,870
    417            Volt Information Sciences, Inc.* .........         14,699
  1,033            Wackenhut Corp. (The) (Class A)* .........         13,881
    687            Wackenhut Corrections Corp.* .............          5,668
  1,053            Wireless Facilities, Inc.* ...............         66,997
                                                                ------------
                                                                   2,674,200
                                                                ------------
                   Diversified Electronic Products (0.7%)
    551            Caliper Technologies Corp.* ..............         30,305
  1,067            Checkpoint Systems, Inc.* ................          9,803
  2,667            Gemstar-TV Guide International,
                     Inc.* ..................................        162,187
 19,760            JDS Uniphase Corp.* ......................      2,334,150
  1,055            Macrovision Corp.* .......................         79,652
  1,059            Paxar Corp.* .............................         13,105
  4,973            Rockwell International Corp. .............        174,366
  1,010            RSA Security, Inc.* ......................         64,009
  3,793            SCI Systems, Inc.* .......................        174,004
  1,920            Sensormatic Electronics Corp.* ...........         24,840
  1,151            Wave Systems Corp. (Class A)* ............         20,790
    756            Zomax, Inc.* .............................         13,088
                                                                ------------
                                                                   3,100,299
                                                                ------------
                   Diversified Financial Services (2.1%)
 35,198            American Express Co. .....................      1,995,287
 11,358            AXA Financial, Inc. ......................        434,443
 89,131            Citigroup, Inc. ..........................      6,289,306
  8,573            Conseco, Inc. ............................         67,512
  8,369            Hancock (John) Financial Services* .......        197,718
  1,416            Leucadia National Corp. ..................         37,789
  1,254            Liberty Financial Co., Inc. ..............         27,588
    805            StanCorp Financial Group, Inc. ...........         27,772
                                                                ------------
                                                                   9,077,415
                                                                ------------
                   Diversified Manufacturing (0.6%)
    768            Ametek, Inc. .............................         15,984
    690            Blount International, Inc.* ..............          5,736
  3,731            Danaher Corp. ............................        190,048
  5,337            Dover Corp. ..............................        244,501
  1,208            Federal Signal Corp. .....................         24,009
    901            Graphic Packaging International
                     Corp.* .................................          2,140
 21,081            Honeywell International, Inc. ............        708,849


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
 2,304             ITT Industries, Inc. ....................   $     75,744
10,457             Minnesota Mining & Manufacturing
                     Co. ...................................        941,784
 1,263             Pentair, Inc. ...........................         38,679
 1,567             PubliCARD, Inc.* ........................          4,701
 1,282             Smith (A.O.) Corp. ......................         20,672
 1,309             Standex International Corp. .............         22,580
   958             Teleflex, Inc. ..........................         34,727
 7,394             Thermo Electron Corp.* ..................        153,420
   940             Tredegar Corp. ..........................         20,680
   996             Trinity Industries, Inc. ................         19,173
 2,142             U.S. Industries, Inc. ...................         28,114
   935             United Dominion Industries Ltd. .........         15,369
   581             Valmont Industries, Inc. ................         11,802
                                                               ------------
                                                                  2,578,712
                                                               ------------
                   Drugstore Chains (0.3%)
10,271             CVS Corp. ...............................        405,063
   330             Duane Reade, Inc.* ......................          7,549
   991             Longs Drug Stores Corp. .................         20,068
 6,533             Rite Aid Corp.* .........................         28,174
26,619             Walgreen Co. ............................        830,180
                                                               ------------
                                                                  1,291,034
                                                               ------------
                   E.D.P. Peripherals (1.6%)
 1,296             Advanced Digital Information
                     Corp.* ................................         18,144
 4,436             Ampex Corp. (Class A)* ..................          6,377
   671             Avid Technology, Inc.* ..................          9,897
 2,009             Communication Intelligence Corp.* .......          7,471
   693             DSP Group, Inc.* ........................         29,063
 1,468             Electronics for Imaging, Inc.* ..........         32,021
57,311             EMC Corp.* ..............................      4,878,599
 1,529             Exabyte Corp.* ..........................          9,078
   431             Gerber Scientific, Inc. .................          4,310
   592             Hauppauge Digital, Inc.* ................          3,922
   920             Imation Corp* ...........................         22,310
   390             Immersion Corp.* ........................          7,946
   668             InFocus Corp.* ..........................         23,380
 1,729             Intergraph Corp.* .......................         10,806
   552             Interlink Electronics, Inc.* ............         18,216
 6,807             Iomega Corp.* ...........................         25,952
   309             ION Networks, Inc.* .....................            782
 3,347             Lexmark International Group, Inc.
                     (Class A)* ............................        150,824
 2,857             Maxtor Corp.* ...........................         16,606
   601             Media 100 Inc.* .........................          6,649
   606             Mercury Computer Systems, Inc.* .........         16,286
   790             MTI Technology Corp.* ...................          3,259
 7,982             Network Appliance, Inc.* ................        687,949



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
 1,204             Pinnacle Systems, Inc.* .................   $      9,218
   843             Procom Technology, Inc.* ................         36,670
 1,925             QLogic Corp.* ...........................        143,412
 2,129             Quantum Corp.* ..........................         17,564
 4,157             Quantum Corp. - DLT & Storage
                     Systems* ..............................         48,845
   856             Rainbow Technologies, Inc.* .............         37,129
   356             SCM Microsystems, Inc.* .................         18,378
 5,955             Seagate Technology, Inc.* ...............        301,844
   403             SmartDisk Corp.* ........................          9,773
 2,528             Storage Technology Corp.* ...............         32,548
 3,486             Symbol Technologies, Inc. ...............        139,004
 2,245             Western Digital Corp.* ..................          9,261
   791             Zebra Technologies Corp.
                     (Class A)* ............................         40,390
                                                               ------------
                                                                  6,833,883
                                                               ------------
                   E.D.P. Services (0.9%)
   689             4Front Technologies, Inc.* ..............          9,258
 2,270             Acxiom Corp.* ...........................         48,379
 1,245             Affiliated Computer Services, Inc.
                     (Class A)* ............................         56,103
 1,031             American Management Systems,
                     Inc.* .................................         25,839
   859             Analysts International Corp. ............          7,785
16,518             Automatic Data Processing, Inc. .........        818,673
   723             Bisys Group, Inc. (The)* ................         45,910
   445             CACI International Inc. (Class A)* ......          7,565
 6,382             Cadence Design Systems, Inc.* ...........        133,224
 1,441             Cambridge Technology Partners,
                     Inc.* .................................         13,554
 3,791             Ceridian Corp.* .........................         86,245
 1,213             Chequemate International, Inc.* .........          2,502
 1,492             CIBER, Inc.* ............................         17,438
   164             Cognizant Technology Solutions
                     Corp.* ................................          6,744
   991             Complete Business Solutions, Inc.*.......         12,635
   809             Computer Horizons Corp.* ................         10,568
 4,386             Computer Sciences Corp.* ................        274,125
   645             Computer Task Group, Inc. ...............          2,782
   399             Concero, Inc.* ..........................          3,940
   342             Concord Communications, Inc.* ...........          9,405
 1,358             CSG Systems International, Inc.* ........         72,229
   469             CyberCash, Inc.* ........................          2,330
 1,140             Datatec Systems, Inc.* ..................          4,667
 1,662             DST Systems, Inc.* ......................        155,189
12,338             Electronic Data Systems Corp. ...........        530,534
   281             F.Y.I., Inc.* ...........................         10,292
10,983             First Data Corp. ........................        505,904


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
  3,214            Fiserv, Inc.* ...........................   $    179,381
    516            Forrester Research, Inc.* ...............         32,024
    848            Globix Corp.* ...........................         19,928
  1,060            Henry (Jack) & Associates, Inc. .........         47,567
  1,106            IMRglobal Corp.* ........................         14,516
  7,931            Infonet Services Corp. (Class B)* .......        111,530
  2,756            Information Resources, Inc.* ............         15,675
    362            Intelligroup, Inc.* .....................            747
    615            InterCept Group, Inc. (The)* ............         14,376
  1,879            Keane, Inc.* ............................         38,519
    473            Lightbridge, Inc.* ......................         10,406
  1,279            Manhattan Associates, Inc.* .............         48,682
  3,765            MarchFirst, Inc.* .......................         77,888
    500            McAfee.com Corp.* .......................         14,500
    660            META Group, Inc.* .......................         16,211
    637            Metro Information Services, Inc.* .......          4,777
    805            National Computer Systems, Inc. .........         57,859
  1,074            National Processing, Inc.* ..............         12,619
    359            Netsolve, Inc.* .........................          8,436
    465            Pegasus Solutions, Inc.* ................          4,737
  2,521            Perot Systems Corp. (Class A)* ..........         22,689
    545            Pivotal Corp. (Canada)* .................         17,644
    849            Policy Management Systems Corp.*.........         11,780
    662            Predictive Systems, Inc.* ...............         14,564
    339            QRS Corp.* ..............................          6,229
    894            Rainmaker Systems, Inc.* ................          1,537
  2,501            Razorfish, Inc.* ........................         45,331
  2,426            Renaissance Worldwide Inc.* .............          4,549
    758            ReSourcePhoenix.com, Inc.* ..............          1,326
  1,949            Reynolds & Reynolds Co.
                     (Class A) .............................         32,524
  1,030            Sagent Technology, Inc.* ................         10,557
    362            SereNova, Inc.* .........................          2,749
  1,106            SVI Holdings, Inc.* .....................          6,429
  1,110            Sykes Enterprises, Inc.* ................         13,944
  1,003            Syntel, Inc. ............................          9,403
    813            Systems & Computer Technology
                     Corp.* ................................         16,463
    482            Tanning Technology Corp.* ...............          8,917
  1,023            Technology Solutions Co.* ...............          5,115
    874            TenFold Corp.* ..........................          7,921
  5,105            Total System Services, Inc. .............         92,209
    489            U.S. Interactive, Inc.* .................          6,601
  8,140            Unisys Corp.* ...........................         79,874
    819            USDATA Corp.* ...........................          5,272
  1,302            viaLink Co. (The)* ......................          8,788
    984            ZapMe! Corp.* ...........................          3,290
                                                               ------------
                                                                  4,039,902
                                                               ------------



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Electric Utilities (1.8%)
11,379             AES Corp. (The)* ........................   $    608,065
 2,894             Allegheny Energy, Inc. ..................         90,799
 2,064             Alliant Energy, Inc. ....................         54,309
 3,596             Ameren Corp. ............................        130,130
 8,430             American Electric Power Co. .............        276,609
 1,235             Avista Corp. ............................         23,156
 1,041             Bangor Hydro-Electric Co. ...............         24,398
   685             BayCorp Holdings, Ltd.* .................          7,192
   419             Black Hills Corp. .......................          9,716
 3,306             Calpine Corp.* ..........................        235,552
   729             Central Vermont Public Service
                     Corp. .................................          8,657
 4,165             Cinergy Corp. ...........................        108,290
   537             CLECO Corp. .............................         19,802
   850             CMP Group, Inc. .........................         24,756
 3,035             CMS Energy Corp. ........................         77,582
   301             CN Energy Group, Inc. ...................          9,820
 2,347             Conectiv, Inc. ..........................         38,872
 5,793             Consolidated Edison, Inc. ...............        175,600
 3,920             Constellation Energy Group, Inc. ........        130,585
 4,183             CP&L, Inc ...............................        139,869
 7,152             Dominion Resources, Inc. ................        324,969
 3,785             DPL, Inc. ...............................         91,313
 1,974             DQE, Inc. ...............................         73,161
 3,801             DTE Energy Co. ..........................        119,256
 9,705             Duke Energy Corp. .......................        598,677
 9,100             Edison International ....................        179,156
 1,077             El Paso Electric Co.* ...................         13,866
   367             Empire District Electric Co. (The) ......          8,808
 3,186             Energy East Corp. .......................         60,136
 6,469             Entergy Corp. ...........................        175,472
 6,107             FirstEnergy Corp. .......................        155,728
 2,574             Florida Progress Corp. ..................        126,126
 4,698             FPL Group, Inc. .........................        226,678
 3,235             GPU, Inc. ...............................         85,727
   844             Hawaiian Electric Industries, Inc. ......         26,797
   949             IDACORP, Inc. ...........................         35,113
 2,163             IPALCO Enterprises, Inc. ................         48,938
 1,562             Kansas City Power & Light Co. ...........         37,293
 3,399             LG&E Energy Corp. .......................         82,426
 1,283             Madison Gas & Electric Co. ..............         26,301
 1,853             Minnesota Power, Inc. ...................         39,492
 2,888             Montana Power Co. .......................         83,571
   809             National Data Corp. .....................         22,247
 3,028             New Century Energies, Inc. ..............        103,520
 4,725             Niagara Mohawk Holdings Inc.* ...........         62,902
 3,277             NiSource Inc. ...........................         63,697


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
 3,661             Northeast Utilities ....................   $     81,000
 4,057             Northern States Power Co. ..............         89,508
   412             Northwestern Corp. .....................          9,476
 1,517             NSTAR ..................................         61,438
 1,963             OGE Energy Corp. .......................         37,297
   428             Otter Tail Power Co. ...................          8,961
 4,869             PECO Energy Co. ........................        207,845
10,063             PG & E Corp. ...........................        260,380
 2,221             Pinnacle West Capital Corp. ............         87,868
 3,106             Potomac Electric Power Co. .............         76,679
 3,766             PPL Corp. ..............................        101,682
   973             Public Service Company of New
                     Mexico ...............................         17,636
 5,729             Public Service Enterprise Group,
                     Inc. .................................        192,638
 2,216             Puget Sound Power & Light Co. ..........         50,275
 7,749             Reliant Energy, Inc. ...................        259,591
   865             RGS Energy Group Inc. ..................         19,841
 3,036             SCANA Corp. ............................         79,885
 1,978             Sierra Pacific Resources ...............         27,939
17,641             Southern Co. ...........................        431,102
   961             St. Joseph Light & Power Co. ...........         21,142
 3,393             TECO Energy, Inc. ......................         74,434
 7,244             TXU Corp. ..............................        226,375
 5,701             Unicom Corp. ...........................        234,097
   792             UniSource Energy Corp. .................         12,226
 2,435             UtiliCorp United, Inc. .................         51,896
 1,718             Western Resources, Inc. ................         27,166
 3,089             Wisconsin Energy Corp. .................         61,394
   640             WPS Resources Corp. ....................         19,320
                                                              ------------
                                                                 7,894,220
                                                              ------------
                   Electrical Products (0.4%)
   346             Alpine Group, Inc. (The)* ..............          2,292
 5,048             American Power Conversion Corp.*........        128,408
   696             American Superconductor Corp.* .........         25,752
   742             AstroPower, Inc.* ......................         15,721
   857             Baldor Electric Co.* ...................         15,747
   448             Belden Inc. ............................         11,256
   680             C&D Technologies, Inc.* ................         27,540
   740             Cable Design Technologies Corp.* .......         26,085
 2,468             Cooper Industries, Inc. ................         79,130
11,298             Emerson Electric Co. ...................        689,884
 2,663             Energizer Holdings, Inc.* ..............         64,245
   585             Energy Conversion Devices, Inc.* .......         14,662
   134             Franklin Electric Co., Inc. ............          8,836
 1,174             Genlyte Group Inc. (The)* ..............         26,121
 1,634             Hubbell, Inc. (Class B) ................         39,420



    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
   513             Littelfuse, Inc.* ......................   $     18,083
 1,044             MagneTek, Inc.* ........................          8,287
 5,140             Molex Inc. .............................        241,821
 1,067             National Service Industries, Inc. ......         21,807
   965             Power-One, Inc.* .......................        113,930
   593             Rayovac Corp.* .........................         14,788
   637             SLI, Inc. ..............................          6,888
   664             Superior TeleCom Inc. ..................          5,768
 1,459             Thomas & Betts Corp. ...................         28,450
   492             Thomas Industries, Inc. ................         10,270
   869             Valence Technology, Inc.* ..............         12,981
                                                              ------------
                                                                 1,658,172
                                                              ------------
                   Electronic Components (0.6%)
 1,106             3DFX Interactive* ......................          8,364
   383             ACT Manufacturing, Inc.* ...............         14,219
   453             American Xtal Technology, Inc.* ........         16,138
 1,090             Amphenol Corp. (Class A)* ..............         57,157
   286             Anaren Microwave, Inc.* ................         20,753
   326             APA Optics, Inc.* ......................          4,890
   976             Artesyn Technologies, Inc.* ............         33,184
 4,567             AVX Corp. ..............................        109,323
   121             Bel Fuse Inc. (Class A) ................          3,660
   289             Benchmark Electronics, Inc.* ...........         11,885
 1,063             Blue Wave Systems Inc.* ................          9,168
   278             California Amplifier, Inc.* ............          9,226
   869             Cree Research, Inc.* ...................         97,708
   691             CTS Corp. ..............................         31,700
 1,494             Flextronics International, Ltd.
                     (Singapore)* .........................        105,771
 1,377             Hutchinson Technology Inc.* ............         20,483
 5,011             Jabil Circuit, Inc.* ...................        250,863
 2,276             Kemet Corp.* ...........................         54,624
 2,949             Komag Inc.* ............................          4,884
 1,646             Kopin Corp.* ...........................         41,047
 1,755             MEMC Electronic Materials, Inc.* .......         29,287
   943             Methode Electronics, Inc.
                     (Class A) ............................         42,848
   307             NETsilicon, Inc.* ......................          8,481
 1,610             NVIDIA Corp.* ..........................         96,600
 1,332             Oak Technology, Inc.* ..................         30,636
 1,039             Park Electrochemical Corp. .............         35,131
   455             Plexus Corp.* ..........................         51,330
   670             Power Integrations, Inc.* ..............         12,939
 2,508             Rambus Inc.* ...........................        183,868
 1,941             Read Rite Corp.* .......................          6,793
   220             Sage, Inc.* ............................          2,090
 1,744             SanDisk Corp.* .........................        111,180
 3,916             Sanmina Corp.* .........................        363,698


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
 1,107             Sawtek, Inc.* .............................   $     58,948
   602             SIPEX Corp.* ..............................         18,700
15,747             Solectron Corp.* ..........................        634,801
   435             Spectrian Corp.* ..........................          5,900
   320             Superconductor Technologies Inc.* .........          6,760
   531             Three-Five Systems, Inc.* .................         13,906
 1,081             Vicor Corp.* ..............................         45,064
 3,544             Vishay Intertechnology, Inc.* .............        109,642
                                                                 ------------
                                                                    2,773,649
                                                                 ------------
                   Electronic Data Processing (4.2%)
 8,597             Apple Computer, Inc.* .....................        436,835
44,847             Compaq Computer Corp. .....................      1,258,519
 1,393             Concurrent Computer Corp.* ................         17,151
 1,411             Corsair Communications, Inc.* .............         24,516
68,010             Dell Computer Corp.* ......................      2,988,189
   363             eShare Communications, Inc.* ..............          1,702
 8,499             Gateway, Inc.* ............................        469,039
26,415             Hewlett-Packard Co. .......................      2,884,188
47,243             International Business Machines
                     Corp. ...................................      5,311,885
 2,430             Micron Electronics, Inc.* .................         25,667
   392             MICROS Systems, Inc.* .....................          8,918
 2,531             NCR Corp.* ................................         89,692
   391             RadiSys Corp.* ............................         24,046
 4,637             Silicon Graphics, Inc.* ...................         20,866
41,900             Sun Microsystems, Inc.* ...................      4,417,831
                                                                 ------------
                                                                   17,979,044
                                                                 ------------
                   Electronic Distributors (0.1%)
   947             Anixter International, Inc.* ..............         27,522
 2,516             Arrow Electronics, Inc.* ..................         83,185
 1,150             Avnet, Inc. ...............................         65,478
   513             Black Box Corp.* ..........................         23,213
 1,331             Brightpoint, Inc.* ........................          7,237
 1,297             CellStar Corp.* ...........................          3,040
 3,096             CompuCom Systems, Inc.* ...................          7,933
   407             En Pointe Technologies, Inc.* .............          3,358
 1,883             Ingram Micro Inc. (Class A)* ..............         34,129
   619             Intraware, Inc.* ..........................          5,029
   738             Kent Electronics Corp.* ...................         22,970
   271             MCSi, Inc.* ...............................          6,335
   668             Pioneer-Standard Electronics, Inc. ........          9,018
 3,096             Safeguard Scientifics, Inc.* ..............         96,169
   327             ScanSource, Inc.* .........................         12,385
 1,367             Tech Data Corp.* ..........................         60,831
                                                                 ------------
                                                                      467,832
                                                                 ------------


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
                   Electronic Production Equipment (0.8%)
   660             ADE Corporation* ..........................   $     14,314
   711             Advanced Energy Industries, Inc.*..........         31,995
 4,005             Amkor Technology, Inc.* ...................        110,137
21,329             Applied Materials, Inc.* ..................      1,618,338
   473             Applied Science & Technology,
                     Inc.* ...................................          7,952
 1,095             Artisan Components, Inc.* .................          9,171
   811             Asyst Technologies, Inc.* .................         19,565
   735             ATMI, Inc.* ...............................         18,926
   479             Brooks Automation, Inc.* ..................         23,770
 1,086             Cognex Corp.* .............................         53,282
   500             Cohu, Inc. ................................          8,844
 1,300             Credence Systems Corp.* ...................         55,575
   713             Cymer, Inc.* ..............................         32,352
   394             DuPont Photomasks, Inc.* ..................         23,591
   661             Electro Scientific Industries, Inc.* ......         30,034
   503             Electroglas, Inc.* ........................         10,060
   654             EMCORE Corp.* .............................         44,962
 2,123             Esterline Corp.* ..........................         31,314
   692             FEI Co.* ..................................         18,381
   541             FSI International, Inc.* ..................          8,893
   609             GaSonics International Corp.* .............         14,616
   564             Helix Technology Corp. ....................         18,330
   283             Ibis Technology Corp.* ....................         11,744
 4,812             KLA-Tencor Corp.* .........................        256,239
   592             Kulicke & Soffa Industries, Inc.* .........         26,714
 3,261             Lam Research Corp.* .......................         95,384
 1,220             LTX Corp.* ................................         26,840
   752             Mattson Technology, Inc.* .................         14,053
 1,683             Mentor Graphics Corp.* ....................         33,555
   620             MKS Instruments, Inc.* ....................         15,616
   580             Nanometrics Inc.* .........................         19,829
 3,450             Novellus Systems, Inc.* ...................        186,084
   778             Numerical Technologies, Inc.* .............         36,274
   180             Photon Dynamics, Inc.* ....................          9,720
   601             Photronics, Inc.* .........................         14,912
   577             PRI Automation, Inc.* .....................         26,326
   312             Rudolph Technologies, Inc.* ...............         11,700
   988             Semitool Inc* .............................         13,523
   834             Silicon Valley Group, Inc.* ...............         21,163
   727             SpeedFam-IPEC, Inc.* ......................         14,404
 1,787             Synopsys, Inc.* ...........................         58,189
 4,482             Teradyne, Inc.* ...........................        284,047
   542             Therma-Wave Inc.* .........................         12,127
   727             Ultratech Stepper, Inc.* ..................         11,995


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   781             Varian Semiconductor Equipment
                     Associates, Inc.* ......................   $     37,927
   617             Veeco Instruments, Inc.* .................         48,589
                                                                ------------
                                                                   3,491,356
                                                                ------------
                   Engineering & Construction (0.2%)
 3,084             Comfort Systems USA, Inc.* ...............         13,685
 1,013             Dycom Industries, Inc.* ..................         43,306
   473             EMCOR Group, Inc.* .......................         11,086
 3,559             Encompass Services Corp.* ................         17,573
 1,993             Fluor Corp. ..............................         59,416
 3,063             Foster Wheeler Corp. .....................         22,398
   682             Granite Construction Inc. ................         16,453
   659             Insituform Technologies, Inc.
                     (Class A)* .............................         15,898
 2,910             Integrated Electrical Services, Inc.*              14,550
   681             Jacobs Engineering Group, Inc.* ..........         24,303
 1,221             MasTec, Inc.* ............................         40,522
12,523             Metromedia Fiber Network, Inc.
                     (Class A)* .............................        439,870
 2,961             Morrison Knudsen Corp.* ..................         28,500
 1,458             Quanta Services, Inc.* ...................         66,703
 3,217             Spectrasite Holdings, Inc.* ..............         68,361
 1,379             URS Corp.* ...............................         20,685
                                                                ------------
                                                                     903,309
                                                                ------------
                   Environmental Services (0.1%)
 4,765             Allied Waste Industries, Inc.* ...........         44,374
   583             Casella Waste Systems Inc.,
                     (Class A)* .............................          6,486
   664             Catalytica, Inc.* ........................          7,594
   958             IT Group, Inc. (The)* ....................          4,191
   367             Landauer, Inc. ...........................          5,964
 3,766             Newpark Resources, Inc.* .................         31,305
 4,600             Republic Services, Inc.* .................         77,050
   962             Tetra Tech, Inc.* ........................         24,110
 1,184             Thermo Ecotek Corp.* .....................         10,212
 2,623             U.S. Plastic Lumber Corp. ................         10,164
 1,845             Waste Connections, Inc.* .................         37,361
   322             Waste Industries Inc.* ...................          3,663
16,239             Waste Management, Inc. ...................        303,466
                                                                ------------
                                                                     565,940
                                                                ------------
                   Farming/Seeds/Milling (0.1%)
   197             Agribrands International, Inc.* ..........          7,387
15,913             Archer-Daniels-Midland Co. ...............        149,184
 1,009             Cadiz, Inc.* .............................          9,712
   940             Corn Products International, Inc. ........         23,500
   971             Delta & Pine Land Co. ....................         24,275


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   512             Hines Horticulture, Inc.* ................   $      3,744
 1,012             Tejon Ranch Co.* .........................         24,478
                                                                ------------
                                                                     242,280
                                                                ------------
                   Finance Companies (1.2%)
   553             Advanta Corp. (Class A) ..................          6,325
 1,816             Allied Capital Corp. .....................         34,390
   508             American Capital Strategies, Ltd. ........         13,017
 1,961             AmeriCredit Corp.* .......................         40,691
 3,389             Associates First Capital Corp.* ..........            112
19,086             Associates First Capital Corp.
                     (Class A) ..............................        499,815
 5,168             Capital One Financial Corp. ..............        302,974
   989             Cash American International, Inc. ........          7,170
   737             Charter Municipal Mortgage
                     Acceptance Co. .........................          9,811
 6,893             CIT Group, Inc. (The) (Series A) .........        127,520
 1,127             CompuCredit Corp.* .......................         33,246
 2,970             Countrywide Credit Industries, Inc. ......        104,507
 1,617             Credit Acceptance Corp.* .................          9,803
   388             Creditrust Corp.* ........................            509
   721             Doral Financial Corp. ....................          9,373
26,863             Fannie Mae ...............................      1,339,792
 2,949             FiNet.com, Inc.* .........................          2,120
 1,545             FINOVA Group, Inc. .......................         16,126
18,219             Freddie Mac ..............................        718,512
 1,098             Heller Financial, Inc. ...................         26,352
12,497             Household International, Inc. ............        556,898
 3,588             Imperial Credit Industries, Inc.* ........         15,697
21,013             MBNA Corp. ...............................        701,309
   432             Medallion Financial Corp. ................          6,912
 1,524             Metris Companies, Inc. ...................         44,672
   850             Mortgage.Com, Inc.* ......................          1,062
   541             New Century Financial Corp.* .............          6,467
 1,210             NextCard, Inc.* ..........................         10,701
 3,721             Providian Financial Corp. ................        379,309
 4,169             SLM Holding Corp. ........................        179,528
   477             Student Loan Corp. (The) .................         21,465
   481             WFS Financial Inc.* ......................          7,455
   217             White Mountains Insurance Group,
                     Inc. ...................................         34,069
                                                                ------------
                                                                   5,267,709
                                                                ------------
                   Financial Publishing/Services (0.2%)
   776             Advent Software, Inc.* ...................         43,844
   993             Aether Systems, Inc* .....................        165,272
 2,112             Ashton Technology Group, Inc.
                     (The)* .................................          8,052
   440             BARRA, Inc.* .............................         25,547
 1,253             Data Broadcasting Corp.* .................          5,208


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
 4,216             Dun & Bradstreet Corp. ...................   $    124,635
 3,707             Equifax, Inc. ............................         87,578
   829             FactSet Research Systems Inc. ............         27,046
   297             MarketWatch.com, Inc.* ...................          5,160
 5,139             McGraw-Hill Companies, Inc. ..............        305,449
   684             Multex.com, Inc.* ........................         16,501
   402             NewsEdge Corp.* ..........................            804
   522             Omega Research, Inc.* ....................          1,525
   364             Primark Corp.* ...........................         13,627
 1,395             SEI Investments Co. ......................         76,376
    96             SmartServ Online, Inc.* ..................          4,486
 3,361             SunGard Data Systems Inc.* ...............        111,123
   526             Telescan, Inc.* ..........................          3,386
 1,413             Thestreet.com, Inc.* .....................          7,771
 1,456             Track Data Corp.* ........................          1,547
   269             Value Line, Inc. .........................         10,491
                                                                ------------
                                                                   1,045,428
                                                                ------------
                   Fluid Controls (0.1%)
   235             CIRCOR International, Inc. ...............          1,645
   808             Flowserve Corp. ..........................         12,524
   463             Graco Inc. ...............................         15,742
   777             IDEX Corp.* ..............................         25,641
 3,379             Parker-Hannifin Corp. ....................        120,166
 1,012             Robbins & Myers, Inc. ....................         21,758
   794             Roper Industries, Inc. ...................         21,934
 1,571             Watts Industries, Inc. ...................         18,656
                                                                ------------
                                                                     238,066
                                                                ------------
                   Food Chains (0.4%)
 2,068             7-Eleven, Inc.* ..........................         25,979
11,103             Albertson's, Inc. ........................        335,172
   940             Casey's General Stores, Inc. .............         11,104
 4,106             Delhaize America, Inc. ...................         68,262
   696             Grand Union Co. (The)* ...................            164
   968             Great Atlantic & Pacific Tea Co.,
                     Inc. ...................................         13,915
 1,107             Hannaford Brothers Company ...............         83,094
   737             Ingles Markets, Inc. (Class A) ...........          7,738
21,866             Kroger Co.* ..............................        452,353
   826             Pantry, Inc. (The)* ......................          9,189
 1,108             Ruddick Corp. ............................         11,772
13,335             Safeway Inc.* ............................        600,908
   334             Seaway Food Town, Inc. ...................          5,177
 3,083             Smart & Final, Inc.* .....................         23,122
 1,052             Weis Markets, Inc. .......................         36,820
   681             Whole Foods Market, Inc.* ................         30,432


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
 1,205             Wild Oats Markets, Inc.* .................   $     12,201
 3,750             Winn-Dixie Stores, Inc. ..................         53,672
                                                                ------------
                                                                   1,781,074
                                                                ------------
                   Food Distributors (0.1%)
   885             Fleming Companies, Inc. ..................         13,883
   362             Performance Food Group Co.* ..............         11,923
 3,659             Supervalu, Inc. ..........................         64,719
 8,649             SYSCO Corp. ..............................        340,554
   874             United Natural Foods, Inc.* ..............         12,454
                                                                ------------
                                                                     443,533
                                                                ------------
                   Forest Products (0.1%)
 4,481             Georgia-Pacific Corp. ....................        111,185
 2,172             Georgia-Pacific Corp. (Timber
                   Group) ...................................         65,839
 2,686             Louisiana-Pacific Corp. ..................         26,021
 1,343             Pope & Talbot, Inc. ......................         25,853
   693             Rayonier Inc. ............................         28,196
   273             Republic Group Inc. ......................          3,532
   629             Universal Forest Products, Inc. ..........          7,902
 6,155             Weyerhaeuser Co. .........................        281,207
                                                                ------------
                                                                     549,735
                                                                ------------
                   Generic Drugs (0.1%)
   907             Alpharma Inc. (Class A) ..................         59,408
   903             Barr Laboratories, Inc.* .................         48,762
 1,867             Duramed Pharmaceuticals, Inc.* ...........         10,619
 2,054             ICN Pharmaceuticals, Inc. ................         48,911
 4,148             IVAX Corp.* ..............................        204,289
 3,390             Mylan Laboratories, Inc. .................         72,037
   686             Pharmaceutical Resources, Inc.* ..........          3,559
 2,515             Watson Pharmaceuticals, Inc.* ............        138,954
                                                                ------------
                                                                     586,539
                                                                ------------
                   Home Building (0.1%)
   207             Beazer Homes USA Inc.* ...................          4,360
 1,495             Centex Corp. .............................         35,787
 1,037             Champion Enterprises, Inc. ...............          5,639
 3,531             Clayton Homes, Inc. ......................         28,689
   485             Crossmann Communities, Inc.* .............          7,275
 1,532             D.R. Horton, Inc. ........................         23,746
   791             Fairfield Communities, Inc.* .............          5,883
   779             Fleetwood Enterprises, Inc. ..............         10,078
 1,250             Kaufman & Broad Home Corp. ...............         24,453
 1,917             Lennar Corp. .............................         46,008
   599             M.D.C. Holdings, Inc. ....................         11,980
   181             NVR, Inc.* ...............................         11,154
 1,880             Oakwood Homes Corp. ......................          3,760
   637             Palm Harbor Homes, Inc.* .................          9,396


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                               VALUE
-------------------------------------------------------------------------------
  1,134            Pulte Corp. .................................   $     26,011
    412            Ryland Group, Inc. (The) ....................          8,240
    347            Skyline Corp. ...............................          7,005
    874            Standard Pacific Corp. ......................         11,089
    870            Toll Brothers, Inc.* ........................         21,043
    438            Webb (Del) Corp.* ...........................          6,679
                                                                   ------------
                                                                        308,275
                                                                   ------------
                   Home Furnishings (0.1%)
    592            Bassett Furniture Industries, Inc. ..........          7,992
  1,168            Department 56, Inc.* ........................         11,534
    597            Enesco Group ................................          3,806
  1,071            Ethan Allen Interiors, Inc. .................         27,310
  1,178            Furniture Brands International,
                     Inc.* .....................................         17,449
  1,551            La-Z-Boy, Inc. ..............................         24,040
  5,144            Leggett & Platt, Inc. .......................         90,020
    318            Libbey, Inc. ................................          9,918
    809            Mikasa, Inc. ................................          7,837
  1,530            Mohawk Industries, Inc.* ....................         40,832
  7,392            Newell Rubbermaid, Inc. .....................        199,122
    627            O'Sullivan Industries Holdings, Inc.
                     (Pref.)* ..................................            313
    394            Oneida Ltd. .................................          7,141
  3,506            Shaw Industries, Inc. .......................         44,921
  1,511            Tupperware Corp. ............................         29,370
  1,274            Westpoint Stevens, Inc. .....................         15,288
                                                                   ------------
                                                                        536,893
                                                                   ------------
                   Hospital/Nursing Management (0.3%)
  2,212            Beverly Enterprises, Inc.* ..................          7,604
 14,762            HCA-The Healthcare Corp. ....................        501,908
  6,392            Health Management Associates, Inc.
                     (Class A)* ................................        100,274
  1,233            LifePoint Hospitals, Inc.* ..................         32,983
  2,600            Manor Care, Inc.* ...........................         25,675
    964            NovaMed Eyecare, Inc.* ......................          5,422
  1,261            Orthodontic Centers of America,
                     Inc.* .....................................         32,628
    809            Province Healthcare Co.* ....................         34,686
  1,686            Quorum Health Group, Inc.* ..................         18,230
  1,603            Res-Care, Inc.* .............................         11,221
  8,175            Tenet Healthcare Corp.* .....................        248,827
    874            Triad Hospitals, Inc.* ......................         21,959
    774            Universal Health Services, Inc.
                     (Class B)* ................................         52,148
                                                                   ------------
                                                                      1,093,565
                                                                   ------------


    NUMBER OF
     SHARES                                                               VALUE
-------------------------------------------------------------------------------
                   Hotels/Resorts (0.2%)
    422            American Classic Voyager Co.* ...............   $      7,807
  1,037            Boca Resorts, Inc.* .........................          9,981
 16,170            Carnival Corp. ..............................        302,177
  1,289            Choice Hotels International, Inc.* ..........         12,084
    446            Crestline Capital Corp.* ....................          8,669
  2,295            Extended Stay America, Inc.* ................         31,556
  9,800            Hilton Hotels Corp. .........................        100,450
    779            Marcus Corp. (The) ..........................          9,153
  6,520            Marriott International, Inc.
                     (Class A) .................................        260,800
  1,157            Prime Hospitality Corp.* ....................         10,991
  1,090            ResortQuest International, Inc.* ............          6,540
  4,706            Royal Caribbean Cruises Ltd. ................         93,532
  5,097            Starwood Hotels & Resorts
                     Worldwide, Inc. ...........................        173,935
    363            Trendwest Resorts, Inc.* ....................          6,545
    557            U.S. Franchise Systems, Inc.* ...............          2,506
  1,463            Vail Resorts, Inc.* .........................         25,968
                                                                   ------------
                                                                      1,062,694
                                                                   ------------
                   Industrial Machinery/Components (0.2%)
  1,024            Applied Power, Inc. (Class A) ...............         40,512
  7,875            Illinois Tool Works Inc. ....................        450,844
  4,287            Ingersoll-Rand Co. ..........................        168,265
    794            Kennametal, Inc. ............................         19,800
  1,077            Lincoln Electric Holdings, Inc. .............         16,290
    660            Milacron Inc. ...............................          9,487
    431            Nordson Corp. ...............................         24,351
  1,264            Presstek, Inc.* .............................         18,407
    456            Regal-Beloit Corp. ..........................          7,353
  1,274            Specialty Equipment Co., Inc.* ..............         34,716
    503            Tecumseh Products Co. .......................         17,856
    261            Tennant Co ..................................         10,652
  1,367            Thermo Fibertek, Inc.* ......................          6,493
  1,234            Wabtec Corp. ................................         12,417
    384            Woodward Governor Co. .......................         12,672
                                                                   ------------
                                                                        850,115
                                                                   ------------
                   Industrial Specialties (0.1%)
    631            Albany International Corp.
                     (Class A)* ................................          8,834
    537            Bacou USA, Inc.* ............................         12,888
    792            BMC Industries, Inc.* .......................          3,960
    895            BP Prudhoe Bay Royalty Trust ................          9,565
    540            Brady (W.H.) Co. ............................         16,436
    631            Buckeye Technologies Inc.* ..................         15,381
    469            CUNO, Inc.* .................................         14,187
  1,161            Donaldson Co., Inc. .........................         22,277


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                               VALUE
-------------------------------------------------------------------------------
  3,396            Ecolab, Inc. ................................   $    121,619
  2,371            Foamex International Inc.* ..................         16,004
    295            Ionics, Inc.* ...............................          9,034
  2,006            Lydall, Inc.* ...............................         22,317
    811            MacDermid, Inc. .............................         20,782
    700            Material Sciences Corp.* ....................          7,262
  1,186            Millipore Corp. .............................         74,570
    450            Mine Safety Appliances Co. ..................          9,984
  3,133            Omnova Solutions, Inc. ......................         19,973
    556            Research Frontiers Inc.* ....................         14,699
    516            Rogers Corp.* ...............................         18,447
    651            Spartech Corp. ..............................         17,455
    724            Symyx Technologies, Inc.* ...................         30,634
  1,076            UCAR International, Inc.* ...................         15,131
  1,246            WD-40 Co. ...................................         23,596
  1,363            Zoltek Companies, Inc.* .....................         11,330
                                                                   ------------
                                                                        536,365
                                                                   ------------
                   Insurance Brokers/Services (0.3%)
  6,726            AON Corp. ...................................        242,136
    280            Brown & Brown, Inc. .........................         13,440
    796            CCC Information Services Group,
                     Inc.* .....................................          8,656
  1,376            ChoicePoint Inc.* ...........................         59,856
  1,407            Copart, Inc.* ...............................         18,643
    189            CorVel Corp.* ...............................          5,197
  1,189            Crawford & Co. ..............................         14,788
    333            E. W. Blanch Holdings, Inc. .................          9,428
    928            Gallagher (Arthur J.) & Co. .................         45,530
    382            Hilb, Rogal & Hamilton Co. ..................         14,946
  7,120            Marsh & McLennan Companies,
                     Inc. ......................................        868,640
                                                                   ------------
                                                                      1,301,260
                                                                   ------------
                   Integrated Oil Companies (2.5%)
  2,377            Amerada Hess Corp. ..........................        143,808
 17,200            Chevron Corp. ...............................      1,358,800
 16,413            Conoco, Inc. (Class B) ......................        378,525
 91,942            Exxon Mobil Corp.* ..........................      7,355,360
  1,179            Murphy Oil Corp. ............................         71,035
  6,638            Phillips Petroleum Co. ......................        337,293
 14,495            Texaco, Inc. ................................        716,597
  6,353            Unocal Corp. ................................        192,178
                                                                   ------------
                                                                     10,553,596
                                                                   ------------
                   Internet Services (3.1%)
    449            About.com, Inc.* ............................         13,863
    677            Accrue Software, Inc.* ......................         15,656
    676            Active Software, Inc.* ......................         38,532
    848            Agency.com, Inc.* ...........................         18,285


    NUMBER OF
     SHARES                                                               VALUE
-------------------------------------------------------------------------------
  1,210            Agile Software Co.* .........................   $     66,928
    453            Akamai Technologies, Inc.* ..................         35,723
    676            Allaire Corp.* ..............................         20,861
  1,334            Alloy Online, Inc.* .........................         14,674
 60,677            America Online, Inc.* .......................      3,234,843
    771            AppliedTheory Corp.* ........................          7,035
    820            AppNet, Inc.* ...............................         27,162
    347            Apropos Technology, Inc.* ...................          5,378
  6,228            Ariba, Inc.* ................................        722,059
  1,739            Art Technology Group, Inc.* .................        151,293
  1,838            ASD Systems, Inc.* ..........................          3,619
    982            AsiaInfo Holdings, Inc.* ....................         35,106
    930            Ask Jeeves, Inc.* ...........................         16,856
  9,529            At Home Corp. (Series A)* ...................        133,406
  6,433            BEA Systems, Inc.* ..........................        277,021
    511            Bluestone Software, Inc.* ...................         11,306
    553            Braun Consulting, Inc.* .....................         11,959
    878            Breakaway Solutions, Inc.* ..................         24,474
  1,219            Broadbase Software, Inc.* ...................         28,723
  6,509            BroadVision, Inc.* ..........................        235,544
    437            C-Bridge Internet Solutions, Inc.* ..........          8,385
    800            CAIS Internet, Inc.* ........................          7,637
    847            Calico Commerce, Inc.* ......................          8,311
    603            Centra Software, Inc. .......................          4,598
    878            Chordiant Software, Inc.* ...................         11,633
  1,696            Circle.com* .................................          5,300
  7,430            CMGI Inc.* ..................................        281,411
  2,219            CNET Networks, Inc.* ........................         66,431
    919            Cobalt Group, Inc. (The)* ...................          5,686
  4,056            Commerce One, Inc.* .........................        170,605
  1,648            Critical Path, Inc.* ........................         91,773
    951            CUseeMe Networks, Inc.* .....................          7,341
    605            CyberSource Corp.* ..........................          5,218
    726            Cysive, Inc.* ...............................         17,424
    893            Data Return Corp.* ..........................         22,883
    633            Digex, Inc.* ................................         39,919
    578            Digital Insight Corp.* ......................         18,099
  1,691            Digital Island, Inc.* .......................         48,511
  1,491            Digitas Inc.* ...............................         33,734
  3,098            Earthlink, Inc.* ............................         38,725
    256            EarthWeb, Inc.* .............................          2,944
    724            eGain Communications Corp.* .................          5,928
    669            Elcom International, Inc.* ..................          3,721
  1,082            eLoyalty Corp.* .............................         16,061
  4,576            Engage Technologies, Inc.* ..................         41,756
    726            eXcelon Corp.* ..............................          4,311
 10,808            Exodus Communications, Inc.* ................        480,281
    474            Extensity, Inc.* ............................          7,673


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                         VALUE
-------------------------------------------------------------------------------
  533              F5 Networks, Inc.* ....................   $     24,085
  819              FirePond, Inc.* .......................         17,199
1,484              Go.com, Inc.* .........................         15,860
  997              Go2Net, Inc.* .........................         58,885
1,286              GoTo.com, Inc.* .......................         20,737
  836              GraphOn Corp.* ........................          4,180
  752              HearMe Inc.* ..........................          2,914
1,293              High Speed Access Corp.* ..............          6,627
2,784              iBEAM Broadcacting Corp.* .............         34,278
  512              iManage, Inc.* ........................          4,928
  296              Inforte Corp.* ........................         14,356
6,015              InfoSpace.com, Inc.* ..................        203,006
2,917              Inktomi Corp.* ........................        312,119
1,243              Interliant, Inc.* .....................         21,131
2,978              Internap Network Services Corp.* ......        101,578
  736              Internet Capital Group, Inc.* .........         24,886
1,095              Internet Security Systems, Inc.* ......         80,893
  633              Internet.com Corp.* ...................         12,027
2,145              Intertrust Technologies Corp.* ........         31,237
  687              InterWorld Corp.* .....................         15,028
1,264              Interwoven, Inc.* .....................         81,607
1,007              ITXC Corp.* ...........................         18,252
  745              iVillage Inc.* ........................          4,819
  762              JFAX.COM, Inc.* .......................          1,953
  975              Juno Online Services, Inc.* ...........          8,836
2,362              Kana Communications, Inc.* ............         86,804
  652              Keynote Systems, Inc.* ................         24,735
  949              Lante Corp.* ..........................         17,972
2,362              Liberate Technologies, Inc.* ..........         54,178
  342              Lionbridge Technologies, Inc.* ........          2,651
  407              Liquid Audio, Inc.* ...................          3,765
2,304              LookSmart, Ltd.* ......................         42,048
  570              Luminant Worldwide Corp.* .............          4,631
2,881              Lycos, Inc.* ..........................        174,661
1,040              Mail.com, Inc.* .......................          8,288
1,097              MatrixOne, Inc.* ......................         50,188
  469              Media Metrix, Inc.* ...................         12,194
1,192              MessageMedia, Inc.* ...................          4,172
  796              N2H2, Inc.* ...........................          2,438
1,340              National Information Consortium,
                     Inc.* ...............................         10,385
1,473              NaviSite, Inc.* .......................         59,749
  423              NBC Internet, Inc. (Class A)* .........          4,362
  588              Net Perceptions, Inc.* ................          7,056
  505              Netegrity, Inc.* ......................         39,895
1,435              NetManage, Inc.* ......................          3,722
  687              NetObjects, Inc.* .....................          2,898
1,340              Network Commerce Inc.* ................          8,961


    NUMBER OF
     SHARES                                                         VALUE
-------------------------------------------------------------------------------
  434              Netzee, Inc.* .........................   $      2,685
2,644              Netzero, Inc.* ........................         13,964
1,699              OneMain.com, Inc.* ....................         16,990
1,107              Open Market, Inc.* ....................          7,265
  312              OpenTV Corp.* .........................         15,360
1,257              Optio Software, Inc.* .................          5,657
2,295              Organic, Inc.* ........................         22,807
1,079              Pfsweb Inc.* ..........................          4,653
  374              Pilot Network Services, Inc.* .........          4,628
4,214              Portal Software, Inc.* ................        212,214
  398              Preview Systems, Inc.* ................          4,129
1,617              Prodigy Communications Corp.
                     (Class A)* ..........................         12,936
1,408              Proxicom, Inc.* .......................         58,168
4,929              PSINet, Inc.* .........................         85,949
2,235              Quest Software, Inc.* .................        105,604
  842              Quintus Corp.* ........................          9,999
1,523              Ramp Networks, Inc.* ..................          8,472
1,302              Rare Medium Group, Inc.* ..............         16,356
4,045              RealNetworks, Inc.* ...................        171,660
1,148              Retek, Inc.* ..........................         35,301
  377              RoweCom, Inc.* ........................          1,673
1,337              S1 Corp.* .............................         34,010
2,435              SAVVIS Communications Corp.* ..........         29,829
1,851              Scient Corp.* .........................         86,303
  479              SilverStream Software, Inc.* ..........         18,262
  413              Softnet Systems, Inc.* ................          3,407
1,784              Software Technologies Corp.* ..........         47,499
1,247              Software.com, Inc.* ...................        125,791
  666              SonicWall, Inc.* ......................         57,776
1,704              StarMedia Network, Inc.* ..............         25,773
1,067              Talk City, Inc.* ......................          1,667
  706              theglobe.com, Inc.* ...................          1,169
  640              Tumbleweed Communications
                     Corp.* ..............................         28,800
2,088              Verio Inc.* ...........................        113,666
5,064              VeriSign, Inc.* .......................        803,594
2,143              VerticalNet, Inc.* ....................        102,328
1,277              VIA NET.WORKS, Inc.* ..................         21,390
  341              Viador Inc.* ..........................          3,623
1,237              Viant Corp.* ..........................         40,821
  662              Vicinity Corp.* .......................         13,157
5,903              Vignette Corp.* .......................        199,964
3,328              Vitria Technology, Inc.* ..............        157,248
1,003              Voyager.net, Inc.* ....................          7,773
  660              WatchGuard Technologies, Inc.* ........         32,381
  311              Webb Interactive Services, Inc.* ......          3,100
  789              webMethods, Inc.* .....................         91,130


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   643             WebTrends Corp.* .........................   $     19,330
   985             Women.com Networks, Inc.* ................          4,063
   512             WorldGate Communications, Inc.* ..........         12,288
 1,193             Xpedior Inc.* ............................         15,584
14,348             Yahoo! Inc.* .............................      1,846,408
   386             ZixIt Corp. ..............................         16,309
                                                                ------------
                                                                  13,134,692
                                                                ------------
                   Investment Bankers/Brokers/
                   Services (1.7%)
   207             Advest Group, Inc.* ......................          5,421
 4,576             AmeriTrade Holding Corp.
                     (Class A)* .............................         58,630
 3,007             Bear Stearns Companies, Inc. .............        162,002
   315             Dain Rauscher Corp. ......................         21,361
 3,338             Donaldson, Lufkin & Jenrette, Inc. .......        172,116
 7,577             E*TRADE Group, Inc.* .....................        113,655
 2,324             Edwards (A.G.), Inc. .....................        122,882
   208             eSPEED, Inc (Class A)* ...................          6,370
   577             First Albany Companies Inc.* .............         11,504
   253             GlobalNet Financial.com, Inc.* ...........          3,953
 1,929             Goldman Sachs Group, Inc. (The) ..........        190,850
   783             Investment Technology Group, Inc..........         38,073
   764             Investors Financial Services Corp. .......         29,319
   450             Jefferies Group, Inc. ....................         12,038
 3,204             Knight Trading Group, Inc.* ..............         85,106
 1,066             LaBranche & Co., Inc.* ...................         21,720
 1,646             Legg Mason, Inc. .........................         85,592
 3,145             Lehman Brothers Holdings, Inc. ...........        353,419
10,244             Merrill Lynch & Co., Inc. ................      1,324,037
   572             Morgan Keegan, Inc. ......................         11,369
29,861             Morgan Stanley Dean Witter & Co.
                     (Note 4) ...............................      2,724,816
   429             National Discount Brokers Group,
                     Inc.* ..................................         14,130
 3,740             Paine Webber Group, Inc. .................        258,995
 1,129             Raymond James Financial, Inc. ............         28,225
35,964             Schwab (Charles) Corp. ...................      1,299,200
 2,159             Siebert Financial Corp. ..................         15,248
   418             Southwest Securities Group, Inc. .........         11,521
 7,281             TD Waterhouse Group, Inc.* ...............        132,878
   730             Tucker Anthony Sutro Corp. ...............         12,501
   558             Web Street, Inc.* ........................          1,360
   459             Wit Soundview Group, Inc.* ...............          3,858
                                                                ------------
                                                                   7,332,149
                                                                ------------
                   Investment Managers (0.3%)
   276             Acacia Research Corp.* ...................          7,866
   556             Affiliated Managers Group, Inc.* .........         26,375


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
 4,520             Alliance Capital Management
                     Holding L.P.* ..........................   $    215,548
   905             Eaton Vance Corp. ........................         46,890
 3,133             Federated Investors, Inc. (Class B) ......         82,045
 6,517             Franklin Resources, Inc. .................        233,797
   816             John Nuveen Co. (The) (Class A) ..........         36,465
 1,261             Neuberger Berman Inc. ....................         62,577
 1,161             Nvest, L.P. ..............................         45,061
 2,235             Phoenix Investment Partners, Ltd. ........         32,268
   695             Pioneer Group, Inc. (The)* ...............         29,711
 3,136             Price (T.) Rowe Associates, Inc. .........        128,184
 5,794             Stillwell Financial, Inc.* ...............        255,298
 1,399             United Asset Management Corp. ............         33,663
 2,152             Waddell & Reed Financial, Inc.
                     (Class A) ..............................         70,478
                                                                ------------
                                                                   1,306,226
                                                                ------------
                   Life Insurance (0.3%)
 6,476             American General Corp. ...................        431,868
   668             American National Insurance Co. ..........         41,291
   453             Amerus Life Holdings, Inc. ...............         10,362
   479             Delphi Financial Group, Inc.
                     (Class A)* .............................         18,442
 1,673             FBL Financial Group, Inc.
                     (Class A) ..............................         22,586
 1,011             Great American Financial
                     Resources, Inc. ........................         17,693
 2,745             Jefferson-Pilot Corp. ....................        167,445
   249             Kansas City Life Insurance Co. ...........          7,120
   490             Liberty (Corp.) (The) ....................         17,854
 5,123             Lincoln National Corp. ...................        223,491
 5,294             MetLife, Inc.* ...........................        111,174
   327             National Western Life Insurance Co.
                     (Class A)* .............................         24,035
   555             Presidential Life Corp. ..................          8,013
 1,627             Protective Life Corp. ....................         44,132
 1,306             Reinsurance Group of America, Inc.                 41,547
 2,326             ReliaStar Financial Corp. ................        123,714
 1,192             The MONY Group Inc. ......................         42,614
 3,447             Torchmark Corp. ..........................         85,744
                                                                ------------
                                                                   1,439,125
                                                                ------------
                   Major Banks (3.1%)
44,742             Bank of America Corp. ....................      2,119,652
19,479             Bank of New York Co., Inc. ...............        911,861
30,058             Bank One Corp. ...........................        956,220
10,235             BB&T Corp. ...............................        255,235
32,665             Chase Manhattan Corp. (The) ..............      1,623,042
 4,099             Comerica, Inc. ...........................        209,049


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
 25,887            First Union Corp. .........................   $    668,208
 23,995            FleetBoston Financial Corp. ...............        859,321
  6,599            Huntington Bancshares, Inc. ...............        103,520
 11,723            KeyCorp ...................................        205,885
 13,331            Mellon Financial Corp. ....................        502,412
  4,538            Morgan (J.P.) & Co., Inc.* ................        605,823
 16,159            National City Corp. .......................        286,822
  7,705            PNC Bank Corp. ............................        391,992
  3,558            Popular, Inc. .............................         77,387
  4,398            SouthTrust Corp. ..........................        108,301
  4,193            State Street Corp. ........................        420,872
  4,580            Summit Bancorp. ...........................        112,496
  8,386            SunTrust Banks, Inc. ......................        401,480
 19,745            U.S. Bancorp ..............................        378,857
  4,257            UnionBanCal Corp. .........................         80,883
  5,314            Wachovia Corp. ............................        292,270
 44,213            Wells Fargo & Co. .........................      1,826,508
                                                                 ------------
                                                                   13,398,096
                                                                 ------------
                   Major Chemicals (0.5%)
 17,855            Dow Chemical Co. (The) ....................        513,331
 27,661            Du Pont (E.I.) de Nemours & Co.,
                     Inc. ....................................      1,253,389
  2,050            Eastman Chemical Co. ......................         96,094
  2,683            Hercules Inc. .............................         40,077
  5,737            Rohm & Haas Co. ...........................        149,162
  2,779            Solutia, Inc. .............................         39,774
  3,508            Union Carbide Corp. .......................        157,202
                                                                 ------------
                                                                    2,249,029
                                                                 ------------
                   Major Pharmaceuticals (6.5%)
 40,923            Abbott Laboratories .......................      1,703,420
 34,446            American Home Products Corp. ..............      1,827,791
 51,989            Bristol-Myers Squibb Co. ..................      2,579,954
 36,736            Johnson & Johnson .........................      3,418,744
 29,828            Lilly (Eli) & Co. .........................      3,098,384
 61,260            Merck & Co., Inc. .........................      4,391,576
166,249            Pfizer Inc. ...............................      7,169,488
 33,525            Pharmacia Corp. ...........................      1,835,494
 38,669            Schering-Plough Corp. .....................      1,670,017
                                                                 ------------
                                                                   27,694,868
                                                                 ------------
                   Major U.S. Telecommunications (3.9%)
  8,228            ALLTEL Corp. ..............................        507,051
 98,981            AT&T Corp. ................................      3,062,225
 49,694            BellSouth Corp. ...........................      1,978,442
 89,845            SBC Communications, Inc. ..................      3,824,028
 23,153            Sprint Corp. (FON Group) ..................        824,826


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
 71,768            Verizon Communications ....................   $  3,373,096
 75,618            WorldCom, Inc.* ...........................      2,953,828
                                                                 ------------
                                                                   16,523,496
                                                                 ------------
                   Managed Health Care (0.4%)
  3,776            Aetna Inc. ................................        209,568
  1,074            AmeriPath, Inc.* ..........................         13,626
  5,233            Caremark Rx, Inc.* ........................         44,153
  4,692            CIGNA Corp. ...............................        468,614
  1,053            Coventry Health Care, Inc.* ...............         17,638
  1,238            First Health Group Corp.* .................         37,914
  3,085            Foundation Health Systems Inc.
                     (Class A)* ..............................         44,925
  4,227            Humana, Inc.* .............................         30,910
  1,285            Magellan Health Services, Inc.* ...........          2,088
  1,044            Mid Atlantic Medical Services,
                     Inc.* ...................................         14,355
  2,057            Oxford Health Plans, Inc.* ................         49,239
  1,142            PacifiCare Health Systems, Inc.* ..........         74,230
    831            Sierra Health Services, Inc.* .............          2,649
    991            Trigon Healthcare, Inc.* ..................         52,523
  4,449            UnitedHealth Group Inc. ...................        363,984
  1,668            Wellpoint Health Networks, Inc.* ..........        145,429
                                                                 ------------
                                                                    1,571,845
                                                                 ------------
                   Marine Transportation (0.0%)
  1,130            Alexander & Baldwin, Inc. .................         28,462
    476            Kirby Corp.* ..............................         10,621
    850            Overseas Shipholding Group, Inc. ..........         19,338
    472            SEACOR Holdings, Inc.* ....................         18,821
  1,458            Tidewater, Inc. ...........................         46,838
                                                                 ------------
                                                                      124,080
                                                                 ------------
                   Meat/Poultry/Fish (0.1%)
 12,906            ConAgra, Inc. .............................        263,766
    934            Dean Foods Co. ............................         32,515
  3,656            Hormel Foods Corp. ........................         59,182
  2,689            IBP, Inc. .................................         38,822
    387            Michael Foods, Inc. .......................          9,288
  1,090            Pilgrim's Pride Corp. (Class B) ...........          7,903
     40            Seaboard Corp. ............................          8,160
  1,424            Smithfield Foods, Inc.* ...................         40,495
  5,792            Tyson Foods, Inc. (Class A) ...............         54,300
                                                                 ------------
                                                                      514,431
                                                                 ------------
                   Media Conglomerates (1.8%)
 54,878            Disney (Walt) Co. (The) ...................      2,123,093
  4,627            Fox Entertainment Group, Inc.
                     (Series A)* .............................        141,702


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
34,751             Time Warner Inc. .........................   $  2,664,967
40,278             Viacom, Inc. (Class B)
                     (Non-Voting)* ..........................      2,670,935
                                                                ------------
                                                                   7,600,697
                                                                ------------
                   Medical Equipment & Supplies (0.4%)
   760             Acuson Corp.* ............................          9,358
 1,688             ADAC Laboratories* .......................         33,444
   557             Cyberonics Inc.* .........................          7,520
   271             Datascope Corp. ..........................         10,230
 1,332             DENTSPLY International, Inc. .............         45,038
 2,248             Eclipse Surgical Technologies, Inc.*......          8,852
 3,799             Imatron Inc.* ............................          9,498
 2,164             LaserSight, Inc.* ........................          7,845
31,612             Medtronic, Inc. ..........................      1,614,188
 2,032             Sunrise Technology International,
                     Inc.* ..................................         14,097
 1,406             Thermo Cardiosystems, Inc.* ..............         13,357
 1,623             VISX, Inc.* ..............................         40,879
   591             Zoll Medical Corp.* ......................         24,009
                                                                ------------
                                                                   1,838,315
                                                                ------------
                   Medical Specialties (0.9%)
   201             ABIOMED, Inc.* ...........................          7,990
 2,677             ALZA Corp.* ..............................        173,336
   646             Aradigm Corp.* ...........................          9,771
   871             ArQule, Inc.* ............................         15,896
   545             Arrow International, Inc. ................         18,598
   572             ArthroCare Corp.* ........................         20,771
   413             Aspect Medical Systems, Inc.* ............          8,931
   414             ATS Medical, Inc.* .......................          5,511
 1,342             Bard (C.R.), Inc. ........................         67,184
 1,456             Bausch & Lomb, Inc. ......................         90,545
 7,739             Baxter International, Inc. ...............        601,707
   733             Beckman Coulter, Inc. ....................         48,836
 6,593             Becton, Dickinson & Co. ..................        166,473
   351             Bio-Rad Laboratories, Inc.
                     (Class A)* .............................          8,292
   580             Biomatrix, Inc.* .........................         12,071
 3,125             Biomet, Inc. .............................        139,844
   940             Biopure Corp.* ...........................         16,450
   687             Biosite Diagnostics Inc.* ................         32,718
10,869             Boston Scientific Corp.* .................        180,018
   425             Cerus Corp.* .............................         23,800
   737             ChromaVision Medical Systems,
                     Inc.* ..................................         10,226
   310             Closure Medical Corp.* ...................          6,316
   362             CONMED Corp.* ............................          4,842
   318             Cooper Companies, Inc. ...................         11,170


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   831             Cygnus, Inc.* ............................   $      7,557
   961             Cytyc Corp.* .............................         46,128
   364             Diagnostic Products Corp. ................         14,560
 1,672             Diametrics Medical, Inc.* ................         11,495
   400             Digene Corp.* ............................         14,000
 1,468             Edwards Lifesciences Corp.* ..............         32,021
 8,055             Guidant Corp.* ...........................        454,101
   618             Haemonetics Corp.* .......................         14,137
 1,652             Hillenbrand Industries, Inc. .............         52,864
   364             I-STAT Corp.* ............................          6,825
   396             IGEN International, Inc.* ................          7,475
   471             INAMED Corp.* ............................         15,484
   548             Inhale Therapeutic Systems, Inc.* ........         44,491
   756             Invacare Corp. ...........................         17,483
   864             KeraVision, Inc.* ........................          2,457
   512             KV Pharmaceutical Co. (Class A)* .........         15,264
   278             Lifecore Biomedical, Inc.* ...............          2,068
   936             LJL Biosystems, Inc.* ....................         21,645
   283             Lynx Therapeutics, Inc.* .................          9,693
 1,755             Mallinckrodt, Inc. .......................         80,291
   615             Mentor Corp. .............................         11,070
   815             MiniMed, Inc.* ...........................        102,741
   323             Molecular Devices Corp.* .................         25,356
   537             Novoste Corp.* ...........................         31,280
   526             Ocular Sciences, Inc.* ...................          6,345
   645             Osteotech, Inc.* .........................          6,450
 3,250             Pall Corp. ...............................         67,438
 5,502             PE Corporation-PE Biosystems
                     Group ..................................        479,706
   750             ResMed, Inc.* ............................         20,813
 1,082             Respironics, Inc.* .......................         18,462
   482             Scott Technologies, Inc.* ................          9,279
   349             SonoSite, Inc.* ..........................         10,470
 2,205             St. Jude Medical, Inc.* ..................         90,956
   703             Staar Surgical Co.* ......................          9,886
 1,610             STERIS Corp.* ............................         14,490
 5,083             Stryker Corp. ............................        218,251
   490             SurModics, Inc.* .........................         21,805
 2,728             Sybron International Corp.* ..............         56,777
   531             Techne Corp.* ............................         53,034
 4,250             Techniclone Corp. ........................         11,953
 1,241             Thoratec Laboratories Corp.* .............         19,236
   770             Varian Medical Systems, Inc.* ............         33,110
   621             Ventana Medical Systems, Inc.* ...........         12,769
   494             Vital Signs, Inc. ........................          7,997
   405             Wesley Jessen VisionCare, Inc.* ..........         14,985


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
   268             West Pharmaceutical Services, Inc.......   $      5,528
   437             Xceed, Inc.* ...........................          3,523
                                                              ------------
                                                                 3,915,045
                                                              ------------
                   Medical/Dental Distributors (0.3%)
 1,291             AmeriSource Health Corp.
                     (Class A)* ...........................         45,104
 1,665             Andrx Corp.* ...........................        129,974
 3,202             Bergin Brunswig Corp. (Class A) ........         28,018
   660             Bindley Western Industries, Inc. .......         17,366
 7,372             Cardinal Health, Inc. ..................        541,842
   725             Henry Schein, Inc.* ....................         10,195
 7,384             McKesson HBOC, Inc. ....................        179,524
 1,458             Neoforma.com, Inc.* ....................          6,197
   885             Owens & Minor, Inc. ....................         14,160
 1,700             Patterson Dental Co.* ..................         45,050
   354             PolyMedica Industries, Inc.* ...........         13,397
   552             Priority Healthcare Corp.* .............         29,601
 1,692             PSS World Medical, Inc.* ...............         10,152
   615             SciQuest.com, Inc.* ....................          6,015
   883             Syncor International Corp.* ............         64,018
                                                              ------------
                                                                 1,140,613
                                                              ------------
                   Medical/Nursing Services (0.1%)
 1,242             Apria Healthcare Group, Inc.* ..........         18,552
   987             Cyber-Care, Inc.* ......................          6,878
   485             Gentiva Health Services, Inc.* .........          3,850
   684             Hanger Orthopedic Group, Inc.* .........          2,779
10,123             Healthsouth Corp.* .....................         60,105
 1,632             Hooper Holmes, Inc. ....................         19,992
   675             InfoCure Corp.* ........................          3,354
 2,051             Laser Vision Centers, Inc.* ............         10,608
 4,956             LCA-Vision, Inc.* ......................         12,855
 1,363             Lincare Holdings, Inc.* ................         36,460
 1,600             Matria Healthcare, Inc.* ...............          5,900
   684             Pediatrix Medical Group, Inc.* .........         10,517
 1,941             PhyCor, Inc.* ..........................          1,092
 1,170             Renal Care Group, Inc.* ................         27,129
 5,029             Total Renal Care Holdings, Inc.* .......         38,346
                                                              ------------
                                                                   258,417
                                                              ------------
                   Metals Fabrications (0.1%)
   687             ABC-NACO, Inc.* ........................          4,508
   332             Commercial Metals Co. ..................          9,753
 1,090             Fairchild Corp. (Class A)* .............          6,336
 2,442             General Cable Corp. ....................         21,062
   463             Gibraltar Steel Corp. ..................          7,090
 1,013             Harsco Corp. ...........................         29,377
 4,103             Hexcel Corp.* ..........................         58,724


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
   901             Intermet Corp. .........................   $      6,532
   735             Kaydon Corp. ...........................         15,389
   543             Maverick Tube Corp.* ...................         12,387
 2,954             Metals USA, Inc. .......................         12,739
   264             Mobile Mini, Inc.* .....................          5,066
   917             Mueller Industries, Inc.* ..............         26,650
   162             Penn Engineering & Manufacturing
                     Corp. ................................          5,498
   645             Precision Castparts Corp. ..............         41,240
   432             Shaw Group Inc.* .......................         20,358
   254             SPS Technologies, Inc.* ................         11,398
 1,623             Timken Co. (The) .......................         28,910
 1,118             Tower Automotive, Inc.* ................         13,626
   588             Wolverine Tube, Inc.* ..................         10,217
                                                              ------------
                                                                   346,860
                                                              ------------
                   Mid-Sized Banks (0.7%)
10,250             AmSouth Bancorporation .................        172,328
 1,840             BancWest Corp. .........................         33,925
 1,584             Commerce Bancshares, Inc. ..............         51,975
 2,979             Compass Bancshares, Inc. ...............         54,181
12,137             Fifth Third Bancorp ....................        501,389
   303             First Citizens BancShares, Inc.
                     (Class A) ............................         18,483
 5,130             First Security Corp. ...................         73,744
 3,417             First Tennessee National Corp. .........         62,360
 1,302             First Virginia Banks, Inc. .............         51,673
25,689             Firstar Corp. ..........................        507,358
 4,202             Hibernia Corp. (Class A) ...............         45,959
   240             M&T Bank Corp. .........................        113,385
 2,791             Marshall & Ilsley Corp. ................        126,293
 1,807             Mercantile Bankshares Corp. ............         57,485
 5,834             Northern Trust Corp. ...................        436,821
 3,647             Old Kent Financial Corp. ...............         98,013
 2,025             Pacific Century Financial Corp. ........         28,223
 5,730             Regions Financial Corp. ................        114,242
 1,189             South Financial Group, Inc. (The) ......         16,869
 7,333             Synovus Financial Corp. ................        131,994
 2,174             TCF Financial Corp. ....................         63,997
   545             UMB Financial Corp. ....................         19,075
 3,696             Union Planters Corp. ...................        106,029
                                                              ------------
                                                                 2,885,801
                                                              ------------
                   Military/Gov't/Technical (0.3%)
   858             Aeroflex Inc.* .........................         24,560
   283             Alliant Techsystems, Inc.* .............         20,022
   414             Cubic Corp. ............................          8,228
 1,036             ESCO Technologies Inc.* ................         19,684
 1,227             FLIR Systems, Inc.* ....................          9,509


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
     327           FuelCell Energy, Inc.* ..................   $     24,137
   5,267           General Dynamics Corp. ..................        297,256
  18,075           General Motors Corp. (Class H)* .........        467,691
     581           Integral Systems, Inc.* .................          9,296
   1,193           Litton Industries, Inc.* ................         58,979
   7,756           Loral Space & Communications
                     Ltd.* .................................         40,234
     229           Microvision, Inc.* ......................          8,473
     787           Newport News Shipbuilding Inc. ..........         31,775
   1,252           PerkinElmer, Inc. .......................         80,050
     461           Primex Technologies, Inc. ...............         10,632
   8,870           Raytheon Co. (Class B) ..................        215,098
   1,143           REMEC, Inc.* ............................         29,254
     507           SatCon Technology Corp.* ................         13,911
     364           SBS Technologies, Inc.* .................         14,560
     585           The Kroll-O'Gara Co.* ...................          3,053
     519           ThermoTrex Corp.* .......................          5,839
   1,501           Titan Corp. (The)* ......................         44,561
     356           UTL Holdings Corp.* .....................         16,955
                                                               ------------
                                                                  1,453,757
                                                               ------------
                   Motor Vehicles (0.6%)
  31,834           Ford Motor Co. ..........................      1,482,271
  16,153           General Motors Corp. ....................        919,711
   7,932           Harley-Davidson, Inc. ...................        355,949
                                                               ------------
                                                                  2,757,931
                                                               ------------
                   Movies/Entertainment (0.1%)
   2,391           AMC Entertainment, Inc.* ................          7,173
   6,635           AMF Bowling, Inc.* ......................          4,976
   1,362           Cedar Fair, L.P. ........................         24,261
   1,124           Championship Auto Racing Teams,
                     Inc.* .................................         28,030
     788           Gaylord Entertainment Co.* ..............         19,552
     311           GC Companies, Inc.* .....................          5,365
   1,392           International Speedway Corp.
                     (Class A) .............................         44,283
     893           Launch Media, Inc.* .....................          6,139
   2,458           Learn2.com Inc.* ........................          5,531
     698           Liberty Digital, Inc. (Class A)* ........         19,021
     255           Liberty Livewire Corp. (Class A)* .......         13,898
   4,815           Loews Cineplex Entertainment
                     Corp.* ................................         14,144
   5,282           Metro-Goldwyn-Mayer Inc.* ...............        132,380
     826           Musicmaker.com, Inc.* ...................          1,162
     539           On Command Corp.* .......................          6,603
   1,233           Pixar, Inc.* ............................         41,228
   1,203           Quokka Sports, Inc.* ....................          8,496


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   1,684           SFX Entertainment, Inc.
                     (Class A)* ............................   $     77,464
   1,974           Six Flags, Inc.* ........................         29,980
   1,050           Speedway Motorsports, Inc.* .............         24,150
     594           SportsLine USA, Inc.* ...................          9,356
     898           TiVo Inc.* ..............................         19,868
     232           World Wrestling Federation
                     Entertainment, Inc.* ..................          4,930
     418           YouthStream Media Networks,
                     Inc.* .................................          1,568
                                                               ------------
                                                                    549,558
                                                               ------------
                   Multi-Line Insurance (1.6%)
  21,108           Allstate Corp. ..........................        581,789
  61,065           American International Group, Inc. ......      5,354,637
   4,804           CNA Financial Corp.* ....................        185,254
   5,808           Hartford Financial Services Group,
                     Inc. ..................................        373,164
     931           Horace Mann Educators Corp. .............         12,976
     628           Nationwide Financial Services, Inc.
                     (Class A) .............................         23,079
   3,407           Safeco Corp. ............................         78,574
   1,825           Unitrin, Inc. ...........................         51,556
     432           Zenith National Insurance Corp. .........         10,152
                                                               ------------
                                                                  6,671,181
                                                               ------------
                   Multi-Sector Companies (3.3%)
     950           Ampal-American Israel Corp.
                     (Class A)* ............................         13,359
   1,662           Crane Co. ...............................         36,564
     812           Fidelity Holdings, Inc.* ................          1,446
   4,300           Fortune Brands, Inc. ....................         96,750
 261,301           General Electric Co.** ..................     13,440,670
   2,333           Kaman Corp. .............................         29,163
   1,010           Lancaster Colony Corp. ..................         23,735
   1,158           McDermott International, Inc.* ..........          8,613
   1,209           Pittston Brink's Group ..................         14,508
   2,197           St. Joe Co. (The) .......................         65,361
   3,898           Textron, Inc. ...........................        222,430
   2,683           Tyler Technologies, Inc.* ...............          6,875
   2,891           Valhi, Inc. .............................         31,620
    903            Walter Industries, Inc. .................          9,877
    227            Wesco Financial Corp. ...................         51,302
                                                               ------------
                                                                 14,052,273
                                                               ------------
                   Mutual Funds (0.0%)
    425            Winfield Capital Corp.* .................          5,020
                                                               ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
                   Natural Gas (0.2%)
  1,493            AGL Resources, Inc. ......................   $     26,967
    741            Atmos Energy Corp. .......................         15,283
  1,337            Cascade Natural Gas Corp. ................         22,061
    268            CTG Resources, Inc. ......................          9,966
    682            Eastern Enterprises ......................         42,710
    532            Energen Corp. ............................         11,970
    242            EnergyNorth, Inc. ........................         14,535
    834            Equitable Resources, Inc. ................         43,420
  3,508            KeySpan Corp. ............................        111,379
  2,950            Kinder Morgan, Inc. ......................        100,300
    437            Laclede Gas Co. ..........................          8,658
  2,245            MCN Energy Group Inc. ....................         48,548
  1,603            MDU Resources Group, Inc. ................         37,270
  1,024            National Fuel Gas Co. ....................         50,496
    418            New Jersey Resources Corp. ...............         16,720
  1,187            Nicor Inc. ...............................         41,174
    539            Northwest Natural Gas Co. ................         12,464
    377            NUI Corp. ................................         10,627
    754            ONEOK, Inc. ..............................         20,122
    895            Peoples Energy Corp. .....................         28,360
    820            Piedmont Natural Gas Co. .................         23,268
    573            Providence Energy Corp. ..................         24,173
  2,080            Questar Corp. ............................         40,560
  1,070            SEMCO ENERGY, Inc. .......................         15,716
  5,734            Sempra Energy ............................        107,513
    355            South Jersey Industries, Inc. ............          9,607
  1,214            Southern Union Co.* ......................         20,942
    736            Southwest Gas Corp. ......................         13,248
  1,122            Southwestern Energy Co. ..................          8,275
    757            UGI Corp. ................................         16,985
  1,607            Vectren Corp. ............................         28,323
  1,173            Washington Gas Light Co. .................         28,885
                                                                ------------
                                                                   1,010,525
                                                                ------------
                   Newspapers (0.4%)
  3,104            Belo (A.H.) Corp. (Series A) .............         59,946
    857            Central Newspapers, Inc.
                     (Class A) ..............................         54,848
  2,354            Dow Jones & Co., Inc. ....................        155,217
  7,306            Gannett Co., Inc. ........................        393,611
  2,723            Hollinger International, Inc.
                     (Class A) ..............................         44,249
  1,174            Journal Register Co.* ....................         20,545
  2,118            Knight-Ridder, Inc. ......................        110,401
  1,158            Lee Enterprises, Inc. ....................         30,687
  1,134            McClatchy Co. (The) (Class A) ............         38,485
    671            Media General, Inc. (Class A) ............         33,550


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  4,488            New York Times Co. (The)
                     (Class A) ..............................   $    184,850
    211            Pulitzer, Inc. ...........................          8,625
  2,047            Scripps (E.W.) Co. .......................        101,071
 10,158            Tribune Co. ..............................        330,135
    279            Washington Post Co. (The)
                     (Class B) ..............................        133,920
                                                                ------------
                                                                   1,700,140
                                                                ------------
                   Office Equipment/Supplies (0.2%)
    590            Anacomp Inc.* ............................          1,180
  2,953            Avery Dennison Corp. .....................        160,200
  1,807            Diebold, Inc. ............................         51,161
    448            General Binding Corp.* ...................          4,004
  1,582            Hon Industries, Inc. .....................         42,220
  5,212            Interface, Inc. ..........................         26,712
    962            Kimball International, Inc.
                     (Class B) ..............................         14,550
  2,019            Miller (Herman), Inc. ....................         63,346
  6,952            Pitney Bowes, Inc. .......................        240,713
  2,084            Steelcase, Inc. (Class A) ................         35,428
 17,409            Xerox Corp. ..............................        258,959
                                                                ------------
                                                                     898,473
                                                                ------------
                   Office/Plant Automation (0.0%)
    491            Brooktrout, Inc.* ........................         14,853
  1,055            ePresence, Inc.* .........................          6,594
  1,639            General DataComm Industries,
                     Inc.* ..................................          7,376
  1,106            Hypercom Corp.* ..........................         10,369
    864            InterVoice-Brite, Inc.* ..................          5,508
    301            Kronos, Inc.* ............................         10,309
    980            Manugistics Group, Inc.* .................         54,390
    789            NYFIX, Inc.* .............................         29,785
    799            Radiant Systems, Inc.* ...................         14,881
  1,249            Telxon Corp.* ............................         22,794
  1,395            Unova, Inc.* .............................         11,073
                                                                ------------
                                                                     187,932
                                                                ------------
                   Oil & Gas Production (0.5%)
  6,348            Anardarko Petroleum Corp. ................        303,465
  2,990            Apache Corp. .............................        148,753
    854            Barrett Resources Corp.* .................         23,752
    450            Basin Exploration, Inc.* .................          7,144
  1,446            Belco Oil & Gas Corp.* ...................         12,020
    671            Berry Petroleum Co. (Class A) ............         12,204
    606            Brown (Tom), Inc.* .......................         11,666
  5,700            Burlington Resources, Inc. ...............        185,963
    557            Cabot Oil & Gas Corp. (Class A) ..........         10,305
  8,434            Chesapeake Energy Corp.* .................         48,496


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
  2,754            Cross Timbers Oil Co. ...................   $     45,269
  2,248            Devon Energy Corp. ......................        102,846
  3,177            EOG Resources, Inc. .....................         93,920
  1,236            Evergreen Resources, Inc.* ..............         33,836
  1,403            Forest Oil Corp.* .......................         18,064
    464            Houston Exploration Co. (The)* ..........         10,208
    568            HS Resources, Inc.* .....................         15,691
    923            Hugoton Royalty Trust ...................         10,961
  2,502            Kerr-McGee Corp. ........................        137,297
  1,055            Louis Dreyfus Natural Gas Corp.* ........         27,430
    442            McMoRan Exploration Co.* ................          5,304
  1,904            Meridian Resource Corp. (The)* ..........          9,044
  1,239            Mitchell Energy & Development
                     Corp. (Class A) .......................         39,493
  1,050            Newfield Exploration Co.* ...............         35,766
  1,495            Noble Affiliates, Inc. ..................         44,850
    555            Nuevo Energy Co.* .......................          8,464
  9,634            Occidental Petroleum Corp. ..............        195,089
  4,373            Ocean Energy, Inc.* .....................         53,023
  1,639            Patina Oil & Gas Corp. ..................         27,658
    414            Pennaco Energy, Inc.* ...................          5,020
  2,630            Pioneer Natural Resources Co.* ..........         28,273
  1,717            Plains Resources, Inc.* .................         25,326
  1,014            Pogo Producing Co. ......................         20,153
  4,833            Santa Fe Snyder Corp.* ..................         48,330
  1,441            Spinnaker Exploration Co.* ..............         35,935
    390            St. Mary Land & Exploration Co. .........         11,676
    462            Stone Energy Corp.* .....................         22,176
    730            Swift Energy Co.* .......................         16,014
  2,388            Transmontaigne, Inc.* ...................         12,836
  2,758            Unit Corp.* .............................         34,475
  2,560            Vastar Resources, Inc. ..................        211,040
  1,575            Vintage Petroleum, Inc. .................         28,350
                                                               ------------
                                                                  2,177,585
                                                               ------------
                   Oil Refining/Marketing (0.1%)
  1,821            Ashland, Inc. ...........................         59,979
  1,393            Frontier Oil Corp.* .....................          9,751
    696            Getty Realty Corp. ......................          7,830
  2,044            Pennzoil-Quaker State Co. ...............         25,550
  2,365            Sunoco, Inc. ............................         57,647
  2,065            Tesoro Petroleum Corp.* .................         19,747
  3,772            Tosco Corp. .............................         99,958
  2,271            Ultramar Diamond Shamrock Corp...........         51,949
  8,143            USX-Marathon Group ......................        197,977
  1,407            Valero Refining and Marketing
                   Corp. ...................................         36,494
                                                               ------------
                                                                    566,882
                                                               ------------


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Oil/Gas Transmission (0.7%)
   639             Buckeye Partners, L.P.* .................   $     17,812
 5,599             Coastal Corp. ...........................        323,342
 2,130             Columbia Energy Group ...................        145,373
 4,236             Dynegy, Inc. (Class A) ..................        298,109
 5,984             El Paso Energy Corp. ....................        289,476
19,334             Enron Corp. .............................      1,423,466
 1,194             Enterprise Products Partners L.P. .......         27,537
 1,185             Midcoast Energy Resources, Inc. .........         18,960
 1,575             Plains All American Pipeline, L.P. ......         29,827
 1,291             TC Pipelines, L.P.* .....................         21,624
   785             TEPPCO Partners, L.P. ...................         20,067
 1,814             Western Gas Resources, Inc. .............         33,106
11,668             Williams Companies, Inc. ................        487,139
                                                               ------------
                                                                  3,135,838
                                                               ------------
                   Oilfield Services/Equipment (0.7%)
 8,628             Baker Hughes Inc. .......................        298,745
 2,250             BJ Services Co.* ........................        131,344
   300             Cal Dive International, Inc. ............         14,475
 1,080             Carbo Ceramics, Inc. ....................         37,395
 1,361             Cooper Cameron Corp.* ...................         87,955
   435             Dril-Quip, Inc.* ........................         17,373
   895             Friede Goldman International, Inc.*......          5,762
 2,300             Global Industries Ltd.* .................         28,750
 2,833             Grant Prideco, Inc.* ....................         57,014
11,578             Halliburton Co. .........................        534,035
 1,450             Hanover Compressor Co.* .................         49,481
 3,870             Input/Output, Inc.* .....................         31,686
 2,247             Key Energy Group, Inc.* .................         17,133
 2,375             National-Oilwell, Inc.* .................         78,375
   545             Oceaneering International, Inc.* ........          8,311
   934             Offshore Logistics, Inc.* ...............         11,792
 1,319             RPC, Inc. ...............................         13,437
15,030             Schlumberger Ltd. .......................      1,111,281
   934             Seitel, Inc.* ...........................         10,741
 1,282             Smith International, Inc.* ..............         91,503
 1,419             Superior Energy Services, Inc.* .........         14,190
 1,122             Trico Marine Service, Inc.* .............         11,080
   481             UTI Energy Corp.* .......................         15,152
 2,388             Varco International, Inc.* ..............         41,193
   474             Veritas DGC Inc.* .......................         10,191
 2,833             Weatherford International, Inc.* ........        113,497
                                                               ------------
                                                                  2,841,891
                                                               ------------
                   Other Consumer Services (0.3%)
   825             ACE Cash Express, Inc.* .................          9,539
   736             Advantage Learning Systems, Inc.*........         12,144
 1,949             Apollo Group, Inc. (Class A)* ...........         71,504


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   763             Autobytel.com, Inc.* ....................   $      4,053
 1,016             Autoweb.com, Inc.* ......................          1,969
   522             Bally Total Fitness Holding Corp.*.......         11,354
 2,577             Block (H.&R.), Inc. .....................         82,464
   595             Career Education Corp.* .................         33,989
19,044             Cendant Corp.* ..........................        244,001
   966             Central Parking Corp. ...................         19,803
 1,314             Cheap Tickets, Inc.* ....................         14,865
   313             Chemed Corp. ............................          9,018
   465             Coinstar, Inc.* .........................          5,231
   515             Corinthian Colleges, Inc.* ..............         17,365
 1,824             DeVry, Inc.* ............................         61,788
   629             drkoop.com, Inc.* .......................            727
   995             E-LOAN, Inc.* ...........................          3,980
   787             E-Stamp Corp.* ..........................            885
 6,824             eBay, Inc.* .............................        341,200
 1,021             Edison Schools Inc.* ....................         22,717
   716             Education Management Corp.* .............         14,768
   797             Engreetings Network, Inc.* ..............          1,245
   984             Expedia, Inc. (Class A)* ................         16,851
   392             garden.com, Inc.* .......................            613
 1,064             Homeseekers.com, Inc.* ..................          2,727
 2,018             Homestore.com, Inc.* ....................         70,630
   827             InsWeb Corp.* ...........................          1,137
 1,655             ITT Educational Services, Inc.* .........         31,445
 1,729             MP3.com, Inc.* ..........................         17,074
   518             Official Payments Corp.* ................          2,784
 4,458             Priceline.com Inc.* .....................        105,320
 3,069             Protection One, Inc.* ...................          6,138
   609             Rollins, Inc. ...........................          9,211
   796             Scientific Learning Corp.* ..............          5,062
 7,131             Service Corp. International* ............         18,273
 8,005             ServiceMaster Co. .......................         74,547
 1,483             Sotheby's Holdings, Inc. (Class A)*......         27,806
 1,011             Source Media, Inc.* .....................          5,181
 1,992             Stewart Enterprises, Inc.
                     (Class A) .............................          4,358
   440             Strayer Education, Inc. .................          9,598
   817             Student Advantage, Inc.* ................          6,945
   690             Ticketmaster Online-CitySearch,
                     Inc. (Series B)* ......................         13,498
   616             Travelocity.com Inc.* ...................          9,702
   940             US Search.com, Inc.* ....................          2,233
   855             Veterinary Centers of America,
                     Inc.* .................................         12,130
                                                               ------------
                                                                  1,437,872
                                                               ------------


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
                   Other Metals/Minerals (0.0%)
 2,360             Allegheny Technologies Inc. .............   $     48,823
   684             AMCOL International Corp. ...............          2,522
   609             Brush Engineered Materials Inc. .........         10,087
   534             Minerals Technologies, Inc. .............         25,599
 2,220             Phelps Dodge Corp. ......................         90,326
   570             Southern Peru Copper Corp. (Peru)........          6,733
 1,044             Titanium Metals Corp.* ..................          4,763
 2,162             USEC Inc. ...............................          9,459
                                                               ------------
                                                                    198,312
                                                               ------------
                   Other Pharmaceuticals (0.3%)
 3,446             Allergan, Inc. ..........................        230,667
 1,904             Alliance Pharmaceutical Corp.* ..........         20,111
   413             Aviron* .................................         11,874
   879             BioMarin Pharmaceutical, Inc.* ..........         16,481
 1,041             Cell Pathways, Inc.* ....................         27,066
   427             Chattem, Inc.* ..........................          5,231
   464             Collateral Therpeutics, Inc.* ...........         11,143
 1,297             Columbia Laboratories, Inc.* ............          8,187
   612             Connetics Corp.* ........................          9,869
 1,055             Dura Pharmaceuticals, Inc.* .............         23,869
 1,157             Elan Corp. (Rights) (Ireland)* ..........            832
   445             Elan Corp. PLC (ADR) (Ireland)* .........         23,780
 1,592             Endo Pharmaceuticals Holdings,
                     Inc.* .................................         13,532
   435             EntreMed, Inc.* .........................         13,213
 2,214             Forest Laboratories, Inc.* ..............        236,898
 1,704             Jones Pharma Incorporated ...............         55,700
 2,341             King Pharmaceuticals, Inc.* .............         70,523
   915             Kos Pharmaceuticals, Inc.* ..............         13,496
   727             Medicis Pharmaceutical Corp.
                     (Class A)* ............................         40,894
   418             Miravant Medical Technologies
                     Inc.* .................................          7,106
   500             Noven Pharmaceuticals, Inc.* ............         14,188
 1,582             Perrigo Co.* ............................         10,679
 1,047             PRAECIS Pharmaceuticals Inc.* ...........         29,381
 1,926             Sepracor, Inc.* .........................        203,675
   826             Theragenics Corp.* ......................          6,143
   464             United Therapeutics Corp.* ..............         45,472
                                                               ------------
                                                                  1,150,010
                                                               ------------
                   Other Specialty Stores (0.3%)
10,494             AutoNation, Inc.* .......................         72,802
 3,642             AutoZone, Inc.* .........................         83,311
 1,751             Barnes & Noble, Inc.* ...................         35,458
 3,678             Bed Bath & Beyond Inc.* .................        135,396
 1,729             Bombay Co., Inc. (The)* .................          4,971


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
 1,970             Borders Group, Inc.* ....................   $     25,364
 2,116             Central Garden & Pet Co.* ...............         15,606
   487             Cost Plus, Inc.* ........................         16,223
   926             CPI Corp. ...............................         22,976
 2,073             CSK Auto Corp.* .........................         17,621
   592             Discount Auto Parts, Inc.* ..............          4,810
   495             Group 1 Automotive, Inc.* ...............          5,909
   977             Guitar Center, Inc.* ....................         14,411
 2,085             Haverty Furniture Companies, Inc.........         24,108
 2,060             Heilig-Meyers Co.* ......................          1,931
   752             Jo-Ann Stores, Inc. (Class A)* ..........          5,452
   995             Linens 'N Things, Inc.* .................         29,788
   780             Michaels Stores, Inc.* ..................         33,784
   427             Midas, Inc. .............................          6,779
 1,209             O'Reilly Automotive, Inc.* ..............         17,455
 8,394             Office Depot, Inc.* .....................         52,463
 2,704             Officemax, Inc.* ........................         10,647
 3,063             Pep Boys-Manny Moe & Jack ...............         17,804
   775             Petco Animal Supplies, Inc* .............         15,355
 2,798             PETsMART, Inc.* .........................         10,667
 2,614             Pier 1 Imports, Inc. ....................         31,205
   924             Regis Corp. .............................         12,128
   512             Rent-A-Center, Inc.* ....................         14,080
   278             Sharper Image Corp.* ....................          4,900
   800             Sonic Automotive, Inc.* .................          9,150
12,792             Staples, Inc.* ..........................        176,690
   934             Sunglass Hut International, Inc.* .......          6,772
 3,792             Tiffany & Co. ...........................        129,876
 6,176             Toys 'R' Us, Inc.* ......................        101,904
   838             Tuesday Morning Corp.* ..................          8,144
   752             United Auto Group, Inc.* ................          5,875
   492             Whitehall Jewellers, Inc.* ..............          4,367
 1,479             Williams-Sonoma, Inc.* ..................         57,311
   889             Zale Corp.* .............................         33,226
   500             Zany Brainy, Inc.* ......................          1,344
                                                               ------------
                                                                  1,278,063
                                                               ------------
                   Other Telecommunications (1.2%)
   898             Adelphia Business Solutions, Inc.*.......         12,909
   712             Alaska Communications Systems
                     Holdings, Inc.* .......................          6,764
 2,259             Allegiance Telecom, Inc.* ...............        125,516
 1,430             Allied Riser Communications
                     Corporation* ..........................         14,658
 6,274             BroadWing Inc.* .........................        164,693
   837             CapRock Communications Corp.* ...........          5,127
 3,661             CenturyTel, Inc. ........................        107,313
   463             CFW Communications Co.* .................         18,462
 6,847             Citizens Communications Co.* ............        114,687



    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   850             Clarent Corp.* ..........................   $     36,444
   579             Commonwealth Telephone
                   Enterprises, Inc.* ......................         24,897
 1,390             COMSAT Corp. ............................         39,094
 2,623             Convergent Communications, Inc.* ........         13,443
 3,763             Covad Communications Group,
                     Inc.* .................................         62,090
   438             CT Communications, Inc. .................         11,826
 1,157             Cypress Communications, Inc.* ...........          5,640
   295             Deltathree.Com Inc.* ....................          2,544
 1,473             DSL.net, Inc.* ..........................          7,273
 1,259             e. spire Communications, Inc.* ..........          6,610
 1,447             Efficient Networks, Inc.* ...............         90,890
   582             FirstCom Corp.* .........................          8,075
 1,598             Focal Communications Corp.* .............         59,326
 1,880             General Communication, Inc.
                     (Class A)* ............................          9,870
 5,151             Global Telesystems Group, Inc.* .........         43,784
   447             GRIC Communications, Inc.* ..............          3,548
   320             Hickory Tech Corp. ......................          5,920
   770             iBasis, Inc.* ...........................         13,860
 1,200             ICG Communications, Inc.* ...............         18,300
   608             IDT Corp.* ..............................         21,850
   783             Illuminet Holdings, Inc.* ...............         32,935
 1,379             Intermedia Communications Inc.* .........         24,305
 1,499             ITC DeltaCom, Inc.* .....................         25,202
   765             LCC International, Inc. (Class A)* ......         15,683
 9,585             Level 3 Communications, Inc.* ...........        655,973
15,154             McLeodUSA, Inc. (Class A)* ..............        256,671
 1,538             Metrocall, Inc.* ........................          8,075
   940             MGC Communication, Inc.* ................         42,300
   446             Net2Phone, Inc.* ........................         11,986
 1,139             Network Access Solutions Corp.* .........         11,390
 1,374             Network Plus Corp.* .....................         16,832
 6,030             NEXTLINK Communications, Inc.
                     (Class A)* ............................        199,367
   336             North Pittsburgh Systems, Inc. ..........          4,536
 3,365             NorthPoint Communications Group,
                     Inc.* .................................         39,749
 3,711             NTL Inc.* ...............................        167,227
   893             Pac-West Telecomm, Inc.* ................         17,079
   657             Pacific Gateway Exchange, Inc.* .........          1,971
   500             PanAmSat Corp.* .........................         17,031
 1,266             Pinnacle Holdings Inc.* .................         71,133
   928             Primus Telecommunications Group,
                   Inc.* ...................................         15,138
 1,551             PTEK Holdings, Inc.* ....................          6,204


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
43,115             Qwest Communications
                     International, Inc.* ....................   $  2,023,710
 2,127             RCN Corp.* ................................         46,262
 2,059             Rhythms NetConnections Inc.* ..............         24,708
 1,551             STAR Telecommunications, Inc.* ............          3,974
   872             Startec Global Communications
                     Corp.* ..................................          8,829
 1,543             TALK.com, Inc.* ...........................          7,908
 1,619             Telephone & Data Systems, Inc. ............        180,316
   999             Teligent, Inc. (Class A)* .................         19,356
   866             Time Warner Telecom Inc.
                     (Class A)* ..............................         53,638
   376             U.S. LEC Corp. (Class A)* .................          4,512
 1,311             Viatel, Inc.* .............................         18,272
   804             WebLink Wireless, Inc.* ...................          8,090
 1,673             West TeleServices Corp.* ..................         39,525
 1,788             Williams Communications Group,
                     Inc.* ...................................         48,276
 2,246             WinStar Communications, Inc.* .............         67,942
 1,706             WorldPages.com, Inc.* .....................          9,383
   550             Z-Tel Technologies, Inc.* .................          4,091
                                                                 ------------
                                                                    5,264,992
                                                                 ------------
                   Other Transportation (0.0%)
   224             Carey International, Inc.* ................          4,018
                                                                 ------------
                   Package Goods/Cosmetics (1.3%)
 1,408             Alberto-Culver Co. (Class B) ..............         42,768
 6,350             Avon Products, Inc. .......................        252,016
   561             Block Drug, Inc. ..........................         22,510
 1,179             Carter-Wallace, Inc. ......................         25,201
   980             Church & Dwight Co., Inc. .................         17,273
 6,199             Clorox Co. ................................        256,096
15,268             Colgate-Palmolive Co. .....................        850,237
   629             Del Laboratories, Inc.* ...................          7,863
 2,659             Dial Corp. (The) ..........................         33,736
 3,253             Estee Lauder Companies, Inc.
                     (Class A) (The) .........................        143,132
28,112             Gillette Co. ..............................        820,519
   889             Guest Supply, Inc.* .......................         14,946
 2,755             International Flavors & Fragrances,
                     Inc. ....................................         73,696
14,561             Kimberly-Clark Corp. ......................        836,347
 2,711             Nu Skin Asia Pacific Inc.
                     (Class A)* ..............................         15,588
 1,445             Playtex Products, Inc.* ...................         17,521
34,482             Procter & Gamble Co. ......................      1,961,164
 2,487             Revlon Inc. (Class A)* ....................         15,388
                                                                 ------------
                                                                    5,406,001
                                                                 ------------


    NUMBER OF
     SHARES                                                             VALUE
-------------------------------------------------------------------------------
                   Packaged Foods (0.7%)
 1,599             Aurora Foods, Inc.* .......................   $      4,897
 7,310             Bestfoods .................................        508,959
11,176             Campbell Soup Co. .........................        296,164
 1,126             Del Monte Foods Co.* ......................          8,164
 1,463             Dole Food Co., Inc. .......................         20,665
 7,892             General Mills, Inc. .......................        271,288
 9,295             Heinz (H.J.) Co. ..........................        371,219
 1,861             International Home Foods, Inc.* ...........         40,244
10,625             Kellogg Co. ...............................        275,586
 8,548             Nabisco Group Holdings Corp. ..............        226,522
 1,348             Nabisco Holdings Corp. (Class A) ..........         71,276
 3,506             Quaker Oats Company (The) .................        235,779
 7,991             Ralston-Ralston Purina Group ..............        161,318
23,815             Sara Lee Corp. ............................        439,089
                                                                 ------------
                                                                    2,931,170
                                                                 ------------
                   Paints/Coatings (0.1%)
   925             Ferro Corp. ...............................         21,506
   350             Fuller (H.B.) Co. .........................         13,519
   640             Lilly Industries, Inc. (Class A) ..........         19,320
 4,555             PPG Industries, Inc. ......................        185,332
 2,725             RPM, Inc. .................................         25,377
 4,347             Sherwin-Williams Co. ......................         90,472
 1,084             Valspar Corp. (The) .......................         33,740
                                                                 ------------
                                                                      389,266
                                                                 ------------
                   Paper (0.3%)
 1,442             Boise Cascade Corp. .......................         39,835
 1,354             Bowater, Inc. .............................         66,685
   479             Chesapeake Corp. ..........................         12,544
 2,379             Consolidated Papers, Inc. .................         93,078
 1,248             FiberMark, Inc.* ..........................         14,898
 5,671             Fort James Corp. ..........................        173,320
   752             Glatfelter (P.H.) Co. .....................          7,614
12,635             International Paper Co. ...................        429,590
 1,233             Longview Fibre Co. ........................         14,796
 2,690             Mead Corp. ................................         68,259
   730             Potlatch Corp. ............................         25,094
 1,297             Wausau-Mosinee Paper Corp. ................         11,754
 2,628             Westvaco Corp. ............................         72,106
 2,924             Willamette Industries, Inc. ...............         88,634
                                                                 ------------
                                                                    1,118,207
                                                                 ------------
                   Photographic Products (0.1%)
   542             Concord Camera Corp.* .....................         10,772
 8,271             Eastman Kodak Co. .........................        453,871
   351             ParkerVision, Inc.* .......................         16,124
 1,123             Polaroid Corp. ............................         20,354
                                                                 ------------
                                                                      501,121
                                                                 ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
                   Precious Metals (0.1%)
 4,097             Battle Mountain Gold Co.* ..............   $      7,426
 3,856             Echo Bay Mines Ltd. (Canada)* ..........          3,615
 4,125             Freeport-McMoRan Copper & Gold,
                     Inc. (Class B)* ......................         37,125
12,424             Glamis Gold Ltd. (Canada)* .............         21,742
 6,567             Homestake Mining Co. ...................         35,708
 1,313             Meridian Gold Inc. (Canada)* ...........          7,796
 4,393             Newmont Mining Corp. ...................         77,976
   956             Stillwater Mining Co.* .................         25,095
                                                              ------------
                                                                   216,483
                                                              ------------
                   Precision Instruments (0.3%)
12,651             Agilent Technologies, Inc.* ............        515,528
   302             Analogic Corp. .........................         13,892
 1,334             BriteSmile, Inc.* ......................          6,503
   651             Coherent, Inc.* ........................         38,979
   531             Dionex Corp.* ..........................         13,806
 1,020             Excel Technology, Inc.* ................         38,760
   526             GenRad, Inc.* ..........................          4,471
   444             LightPath Technologies, Inc.
                     (Class A)* ...........................         12,876
   921             Mechanical Technology, Inc.* ...........         11,743
   895             MTS Systems Corp. ......................          5,873
   734             Newport Corp. ..........................         71,840
   633             Robotic Vision Systems, Inc.* ..........          8,506
   408             Spectra-Physics Lasers, Inc.* ..........         32,334
   425             Technitrol, Inc. .......................         46,856
 1,238             Tektronix, Inc.* .......................         76,137
   964             Trimble Navigation Ltd.* ...............         41,693
   842             Varian, Inc.* ..........................         35,469
 1,630             Waters Corp.* ..........................        193,359
   295             Zygo Corp.* ............................         21,627
                                                              ------------
                                                                 1,190,252
                                                              ------------
                   Printing/Forms (0.1%)
 1,122             Applied Graphics Technologies,
                     Inc.* ................................          4,488
   587             Banta Corp. ............................         11,336
   767             Bowne & Co., Inc. ......................          6,759
 1,325             Consolidated Graphics, Inc.* ...........         14,161
   432             CSS Industries, Inc.* ..................          8,991
 1,852             Deluxe Corp. ...........................         39,818
 3,314             Donnelley (R.R.) & Sons Co. ............         73,737
   553             Harland (John H.) Co. ..................          7,396
   374             ImageX.com, Inc.* ......................          2,244
 1,174             Mail-Well, Inc.* .......................          8,291
 1,060             New England Business Service, Inc.......         21,995
 1,544             Standard Register Co. ..................         19,783


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
   947             Wallace Computer Services, Inc. ........   $      8,464
   915             Workflow Management, Inc.* .............          6,405
                                                              ------------
                                                                   233,868
                                                              ------------
                   Property - Casualty Insurers (1.0%)
 2,190             21st Century Insurance Group ...........         31,755
   331             Acceptance Insurance Co., Inc.* ........          1,531
   946             Alfa Corp. .............................         17,265
   235             Alleghany Corp.* .......................         41,624
 1,422             Allmerica Financial Corp. ..............         84,076
 1,474             American Financial Group, Inc. .........         36,850
   684             Arch Capital Group Ltd.* ...............         10,602
   424             Argonaut Group, Inc. ...................          6,599
   430             Baldwin & Lyons, Inc. (Class B) ........          6,853
 1,406             Berkley (W.R.) Corp. ...................         34,096
    40             Berkshire Hathaway, Inc.* ..............      2,204,000
 4,611             Chubb Corp. ............................        341,214
 4,301             Cincinnati Financial Corp. .............        162,363
   896             Commerce Group, Inc. (The) .............         24,864
 1,649             Erie Indemnity Co. (Class A) ...........         52,562
 1,185             Everest Re Group, Ltd. (Bermuda) .......         47,030
   239             Farm Family Holdings, Inc. .............          7,962
 1,249             Fremont General Corp. ..................          5,074
 1,691             Harleysville Group, Inc. ...............         30,755
 1,290             HCC Insurance Holdings, Inc. ...........         26,445
   763             HSB Group, Inc. ........................         27,087
 2,779             Loews Corp. ............................        174,382
 1,380             Mercury General Corp. ..................         36,053
   425             Midland Co. (The) ......................         11,263
 1,434             Ohio Casualty Corp. ....................         12,749
 3,308             Old Republic International Corp. .......         73,810
 1,324             Philadelphia Consolidated Holding
                     Corp.* ...............................         21,432
   674             PMA Capital Corp. (Class A) ............         11,879
 1,916             Progressive Corp. ......................        128,851
 2,740             Reliance Group Holdings, Inc. ..........            599
   288             RLI Corp. ..............................         10,080
 1,548             Selective Insurance Group, Inc. ........         28,541
 5,956             St. Paul Companies, Inc. ...............        264,670
   952             State Auto Financial Corp. .............         10,889
   910             Transatlantic Holdings, Inc. ...........         77,293
 1,624             Trenwick Group Inc. ....................         28,623
   418             United Fire & Casualty Co. .............          7,994
                                                              ------------
                                                                 4,099,715
                                                              ------------
                   Railroads (0.2%)
11,976             Burlington Northern Santa Fe
                     Corp. ................................        292,664
 5,722             CSX Corp. ..............................        141,977


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   919             Florida East Coast Industries, Inc. ......   $     38,598
 1,448             Kansas City Southern Industries,
                     Inc. ...................................         10,046
10,012             Norfolk Southern Corp. ...................        186,474
 6,515             Union Pacific Corp. ......................        281,367
 1,223             Wisconsin Central Transportation
                     Corp.* .................................         15,517
                                                                ------------
                                                                     966,643
                                                                ------------
                   Real Estate (0.1%)
 1,157             American Real Estate Partners,
                     L.P.* ..................................         10,847
 2,703             Catellus Development Corp.* ..............         46,627
 1,897             CB Richard Ellis Services, Inc.* .........         21,578
 2,716             Flightserv.com* ..........................          2,377
   787             Forest City Enterprise, Inc.
                     (Class A) ..............................         27,053
 1,139             Insignia Financial Group, Inc.* ..........         12,671
 1,847             Jones Lang LaSalle, Inc.* ................         25,281
   474             LNR Property Corp. .......................          9,628
   756             Newhall Land & Farming Co. (The)..........         20,696
 1,314             Security Capital Group Inc.
                     (Class B)* .............................         23,570
 1,343             Syntroleum Corp.* ........................         18,131
   745             Trammell Crow Co.* .......................          7,729
 1,607             United Leisure Corp.* ....................         11,450
   563             W.P. Carey & Co., LLC ....................          9,817
                                                                ------------
                                                                     247,455
                                                                ------------
                   Real Estate Investment Trusts (0.9%)
   122             Alexander's, Inc.* .......................          9,081
   313             Alexandria Real Estate Equities,
                     Inc. ...................................         11,209
 2,148             AMB Property Corp. .......................         51,284
   446             Amli Residential Properties Trust ........         10,871
 1,760             Apartment Investment &
                     Management Co. (Class A) ...............         85,140
 3,646             Archstone Communities Trust ..............         94,568
 1,598             Arden Realty, Inc. .......................         42,347
 2,266             Associated Estates Realty Corp. ..........         18,128
 1,734             Avalonbay Communities, Inc. ..............         81,715
   535             Bedford Property Investors, Inc. .........         10,299
 1,781             Boston Properties, Inc. ..................         73,912
   674             Boykin Lodging Co. .......................          9,647
   543             Bradley Real Estate, Inc. ................         11,675
   905             Brandywine Realty Trust ..................         19,853
 1,127             BRE Properties, Inc. (Class A) ...........         36,557
   743             Burnham Pacific Properties, Inc. .........          5,201
   969             Cabot Industrial Trust ...................         19,865


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
   959             Camden Property Trust ....................   $     29,969
   727             Capital Automotive REIT ..................         10,996
 1,193             Capstead Mortgage Corp. ..................          9,619
 1,686             CarrAmerica Realty Corp. .................         50,369
   440             CBL & Associates Properties, Inc. ........         11,000
 1,678             Center Trust, Inc. .......................          9,019
   492             CenterPoint Properties Corp. .............         20,910
   522             Charles E. Smith Residential Realty,
                     Inc. ...................................         23,066
   677             Chateau Communities, Inc. ................         19,083
   303             Chelsea GCA Realty, Inc. .................         10,984
   436             Colonial Properties Trust ................         12,072
   895             Commercial Net Lease Realty ..............          9,677
   964             Cornerstone Realty Income Trust,
                     Inc. ...................................         10,484
   812             Cousins Properties, Inc. .................         35,424
 3,066             Crescent Real Estate Equities Co. ........         67,644
 1,611             Developers Diversified Realty Corp........         25,373
 3,315             Duke-Weeks Realty Corp. ..................         81,218
   528             EastGroup Properties, Inc. ...............         12,276
   611             Entertainment Properties Trust ...........          7,523
 3,418             Equity Inns, Inc. ........................         22,431
 7,956             Equity Office Properties Trust ...........        242,658
 3,359             Equity Residential Properties Trust.......        167,530
   421             Essex Property Trust, Inc. ...............         20,734
   963             Federal Realty Investment Trust ..........         20,584
 1,664             FelCor Lodging Trust, Inc. ...............         36,400
   961             First Industrial Realty Trust, Inc. ......         30,752
 1,979             First Union Real Estate Equity &
                     Mortgage Investments ...................          5,566
   442             First Washington Realty Trust, Inc........          9,696
 1,414             Franchise Finance Corp. of
                     America ................................         33,936
   696             Frontline Capital Group* .................         13,529
   568             Gables Residential Trust .................         15,443
 1,304             General Growth Properties, Inc. ..........         44,173
   574             Glenborough Realty Trust Inc. ............         11,408
 1,843             Glimcher Realty Trust ....................         27,530
   619             Great Lakes REIT, Inc. ...................         11,490
 1,299             Health Care Property Investors, Inc.......         38,645
 1,521             Health Care REIT, Inc. ...................         27,378
   954             Healthcare Realty Trust, Inc. ............         18,961
 1,557             Highwoods Properties, Inc. ...............         42,039
   346             Home Properties of New York, Inc..........         10,618
 1,424             Hospitality Properties Trust .............         35,244
 5,778             Host Marriot Corp. .......................         64,280
 3,328             HRPT Properties Trust ....................         21,840
    99             Imperial Parking Corp. (Canada)* .........          1,620


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  2,034            INDYMAC Bancorp Inc.* ....................   $     34,832
  1,044            Innkeepers USA Trust .....................         10,832
  1,044            IRT Property Co. .........................          9,331
  2,143            iStar Financial Inc. .....................         44,065
    593            JDN Realty Corp. .........................          6,227
    526            JP Realty, Inc. ..........................          9,928
    646            Kilroy Realty Corp. ......................         17,119
  1,595            Kimco Realty Corp. .......................         65,794
    620            Koger Equity, Inc. .......................         10,501
  1,535            Konover Property Trust, Inc. .............          7,387
  1,571            LaSalle Hotel Properties .................         22,681
  1,909            Lexington Corporate Properties
                     Trust ..................................         22,789
  1,690            Liberty Property Trust ...................         48,588
  3,070            LTC Properties, Inc. .....................         18,036
    813            Macerich Co. (The) .......................         19,461
  1,475            Mack-Cali Realty Corp. ...................         38,627
    465            Manufactured Home Communities,
                     Inc. ...................................         11,160
  3,396            Meditrust Corp. (Paired Stock)* ..........          8,490
  1,139            MeriStar Hospitality Corp. ...............         25,272
    440            Mid-America Apartment
                     Communities, Inc. ......................         10,423
    522            Mills Corp. ..............................          9,527
    420            National Golf Properties, Inc. ...........          8,741
    533            National Health Investors, Inc. ..........          5,263
  1,103            Nationwide Health Properties, Inc. .......         17,372
  2,233            New Plan Excel Realty Trust ..............         34,472
    454            OMEGA Healthcare Investors, Inc...........          2,838
    454            Pacific Gulf Properties, Inc. ............         11,577
    524            Pan Pacific Retail Properties, Inc. ......         10,971
    297            Parkway Properties, Inc. .................          9,504
    498            Pennsylvania Real Estate
                     Investment Trust .......................          8,777
  1,030            Post Properties, Inc. ....................         47,766
    897            Prentiss Properties Trust ................         22,537
    609            Prime Group Realty Trust* ................          9,478
  1,432            Prime Retail, Inc.* ......................          1,701
  2,824            Prison Realty Trust, Inc.* ...............          7,766
  4,258            ProLogis Trust ...........................         99,265
    421            PS Business Parks, Inc. (Class A) ........         10,736
  3,264            Public Storage, Inc. .....................         83,640
    478            Realty Income Corp. ......................         11,592
  1,070            Reckson Associates Realty Corp. ..........         28,088
  1,414            Regency Realty Corp. .....................         33,936
    836            RFS Hotel Investores, Inc. ...............         11,182
  1,816            Rouse Co. (The) ..........................         47,330
    592            Saul Centers, Inc. .......................          9,435


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  2,220            Senior Housing Properties Trust ..........   $     18,731
    692            Shurgard Storage Centers, Inc.
                     (Class A) ..............................         16,522
  4,467            Simon Property Group, Inc. ...............        116,700
    467            SL Green Realty Corp. ....................         13,864
  1,226            Sovran Self Storage, Inc. ................         26,895
  1,709            Spieker Properties, Inc. .................         88,334
    669            Storage USA, Inc. ........................         20,363
    497            Summit Properties Inc. ...................         11,866
    309            Sun Communities, Inc. ....................          9,772
    183            Tanger Factory Outlet Centers, Inc........          4,220
  1,271            Taubman Centers, Inc. ....................         14,299
  2,399            Thornburg Mortgage Asset Corp. ...........         20,092
    539            Town & Country Trust .....................          9,668
  2,704            United Dominion Realty Trust, Inc.........         31,096
    320            Urban Shopping Centers, Inc. .............         10,600
  6,382            Ventas, Inc. .............................         29,118
  2,268            Vornado Realty Trust .....................         88,736
    637            Washington Real Estate Investment
                     Trust ..................................         12,581
    701            Weingarten Realty Investors ..............         29,004
  1,893            Western Properties Trust .................         23,189
  1,922            Westfield America, Inc. ..................         29,190
  9,258            Wyndham International, Inc.
                     (Class A) ..............................         19,673
                                                                ------------
                                                                   3,652,093
                                                                ------------
                   Recreational Products/Toys (0.2%)
  1,275            Acclaim Entertainment, Inc.* .............          1,873
    485            Action Performance Companies,
                     Inc.* ..................................          4,123
    537            Activision, Inc.* ........................          4,699
    996            Arctic Cat, Inc. .........................         12,201
  3,688            Autotote Corp. (Class A)* ................         14,752
  2,317            Brunswick Corp. ..........................         43,589
  1,919            Callaway Golf Co. ........................         24,107
  1,945            Coachmen Industries, Inc. ................         20,179
  1,684            Electronic Arts Inc.* ....................        148,929
  4,889            Hasbro, Inc. .............................         55,612
  3,858            ImaginOn, Inc.* ..........................          3,858
    537            Infogrames, Inc.* ........................          3,885
  3,135            Intelect Communications, Inc.* ...........          5,486
  1,960            International Game Technology* ...........         58,188
    445            IntraNet Solutions, Inc.* ................         16,799
  1,235            JAKKS Pacific, Inc.* .....................         20,378
  3,210            K2 Inc.* .................................         31,899
    779            Marvel Enterprises, Inc.* ................          4,187
 11,028            Mattel, Inc. .............................        121,997
    840            Meade Instruments Corp.* .................         15,173


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
    906            Midway Games, Inc.* ......................   $      7,758
  1,174            Monaco Coach Corp.* ......................         17,537
    243            National R.V. Holdings, Inc.* ............          2,187
    943            Navarre Corp.* ...........................          1,650
    582            Polaris Industries Inc. ..................         17,606
    446            Steinway Musical Instruments Inc.*........          8,195
  1,052            Sturm, Ruger & Co., Inc. .................          9,271
    859            Take-Two Interactive Software,
                     Inc.* ..................................          8,536
    356            Thor Industries, Inc. ....................          8,388
    399            THQ, Inc.* ...............................          6,584
  1,114            Topps Co., Inc. (The)* ...................         10,705
    396            Winnebago Industries, Inc. ...............          5,123
    813            WMS Industries, Inc.* ....................         12,398
                                                                ------------
                                                                     727,852
                                                                ------------
                   Rental/Leasing Companies (0.1%)
    574            Aaron Rents, Inc (Class A)* ..............          9,148
    372            AMERCO* ..................................          7,347
  1,311            ANC Rental Corp. .........................          8,931
    743            Avis Group Holdings, Inc.* ...............         16,625
  1,319            Budget Group, Inc. (Class A)* ............          5,936
  3,999            Comdisco, Inc. ...........................        103,474
    488            Dollar Thrifty Automotive Group,
                     Inc.* ..................................          9,181
    752            Electro Rent Corp.* ......................          9,353
    183            ePlus, Inc.* .............................          4,392
    485            Financial Federal Corp.* .................          9,579
  1,240            GATX Corp. ...............................         49,523
  1,025            Hertz Corp. (Class A) ....................         32,223
  3,410            Interpool, Inc. ..........................         39,002
    522            McGrath Rent Corp. .......................          7,895
    809            National Equipment Services, Inc.*........          4,247
  1,297            NationsRent, Inc.* .......................          4,540
    730            Neff Corp.* ..............................          2,646
  1,315            Rent-Way, Inc.* ..........................         40,765
  1,238            Rollins Truck Leasing Corp. ..............          8,821
  1,620            Ryder System, Inc. .......................         33,818
    895            SierraCities.com Inc.* ...................          1,846
  1,889            United Rentals, Inc.* ....................         38,961
    237            XTRA Corp.* ..............................          9,510
                                                                ------------
                                                                     457,763
                                                                ------------
                   Restaurants (0.4%)
    714            Applebee's International, Inc. ...........         15,842
  1,475            Avado Brands, Inc.* ......................          2,213
    942            Bob Evans Farms, Inc. ....................         15,072
  1,651            Brinker International, Inc.* .............         47,157
    874            Buffets, Inc.* ...........................         10,980


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  1,537            CBRL Group, Inc. .........................   $     18,252
    649            CEC Entertainment, Inc.* .................         18,091
    790            Cheesecake Factory, Inc. (The)* ..........         23,947
  1,343            CKE Restaurants, Inc. ....................          3,945
  2,423            Consolidated Products, Inc.* .............         22,261
  3,316            Darden Restaurants, Inc. .................         54,092
  1,409            IHOP Corp.* ..............................         23,072
  1,003            Jack in the Box Inc.* ....................         21,502
  1,175            Landry's Seafood Restaurants, Inc.........          9,106
  1,253            Lone Star Steakhouse & Saloon,
                     Inc. ...................................         11,199
    737            Luby's Cafeterias, Inc. ..................          5,988
 35,486            McDonald's Corp. .........................      1,117,809
    855            NPC International, Inc.* .................          7,481
    668            O'Charley's, Inc.* .......................          8,935
  1,965            Outback Steakhouse, Inc.* ................         45,072
    432            P.F. Chang's China Bistro, Inc.* .........         12,717
    726            Papa John's International, Inc.* .........         17,288
    420            RARE Hospitality International,
                     Inc. ...................................         12,206
  1,380            Ruby Tuesday, Inc. .......................         16,991
    977            Ryan's Family Steak Houses, Inc.* ........          8,915
    346            Sonic Corp.* .............................         10,531
  4,810            Starbucks Corp.* .........................        180,375
  3,957            Tricon Global Restaurants, Inc.* .........         95,710
  3,134            Wendy's International, Inc. ..............         53,082
                                                                ------------
                                                                   1,889,831
                                                                ------------
                   Savings & Loan Associations (0.4%)
    470            Alliance Bancorp .........................          7,667
    572            Anchor Bancorp Wisconsin, Inc. ...........          9,438
    317            Andover Bancorp, Inc. ....................          8,579
  1,372            Astoria Financial Corp. ..................         39,960
    818            Bank United Corp. (Class A) ..............         29,806
  1,428            Bay View Capital Corp. ...................         12,495
    895            Brookline Bankcorp, Inc. .................         10,181
  1,196            BSB Bancorp, Inc. ........................         25,565
  2,183            Capitol Federal Financial ................         26,605
    917            CFS Bancorp, Inc. ........................          9,113
  5,561            Charter One Financial, Inc. ..............        119,909
  1,407            Commercial Federal Corp. .................         24,974
    553            Commonwealth Bancorp, Inc. ...............          7,517
  2,905            Dime Bancorp, Inc. .......................         46,843
  1,474            Dime Community Bancshares ................         25,242
    738            Downey Financial Corp. ...................         25,830
  2,031            First Federal Capital Corp. ..............         22,341
  1,701            First Financial Holdings, Inc. ...........         23,708
    409            First Indiana Corp. ......................          8,180
    912            First Niagara Financial Group, Inc. ......          8,208


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   1,187           First Sentinel Bancorp, Inc. ............   $     10,331
     524           First Washington Bancorp, Inc. ..........          7,205
   1,811           Firstfed Financial Corp.* ...............         28,976
   3,182           Golden State Bancorp Inc. ...............         60,856
   4,236           Golden West Financial Corp. .............        194,856
   2,826           GreenPoint Financial Corp. ..............         66,411
     760           Harbor Florida Bancshares, Inc. .........          8,645
   3,324           Harris Financial, Inc. ..................         22,853
   3,025           Hudson City Bancorp, Inc. ...............         50,102
   1,913           Hudson River Bancorp, Inc. ..............         22,956
   1,785           Independence Community Bank
                     Corp. .................................         24,098
   1,350           InterWest Bancorp, Inc. .................         17,044
     477           MAF Bancorp, Inc. .......................          9,510
     634           Net.B@nk, Inc.* .........................          6,617
   1,139           Northwest Bancorp, Inc. .................          8,222
     572           OceanFirst Financial Corp. ..............         10,868
   1,489           Ocwen Financial Corp.* ..................          9,492
     418           Oriental Financial Group, Inc. ..........          5,277
   2,174           PBOC Holdings, Inc.* ....................         17,256
   1,608           People's Bank ...........................         31,758
   1,398           PFF Bancorp, Inc. .......................         24,290
     462           Queens County Bancorp, Inc. .............         10,684
   1,098           Republic Security Financial Corp. .......          4,735
     573           Richmond County Financial Corp. .........         10,887
   1,856           Roslyn Bancorp, Inc. ....................         34,568
   5,533           Sovereign Bancorp, Inc. .................         38,904
     448           St. Francis Capital Corp. ...............          6,664
     945           Staten Island Bancorp, Inc. .............         17,010
   2,753           United Community Financial Corp..........         16,174
     627           Virginia Capital Bancshares, Inc. .......          9,875
   1,786           W Holding Co., Inc. .....................         17,414
   1,304           Washington Federal, Inc. ................         24,450
  15,130           Washington Mutual, Inc. .................        486,051
   2,063           Webster Financial Corp. .................         46,160
     663           Westcorp ................................          8,619
     263           WSFS Financial Corp. ....................          2,663
                                                               ------------
                                                                  1,864,642
                                                               ------------
                   Semiconductors (5.7%)
   1,110           8x8, Inc.* ..............................          9,574
     553           Actel Corp.* ............................         20,565
   4,046           Advanced Micro Devices, Inc.* ...........        291,059
   1,066           Alliance Semiconductor Corp.* ...........         21,387
   1,042           Alpha Industries, Inc.* .................         35,493
   5,228           Altera Corp.* ...........................        513,324
     780           ANADIGICS, Inc.* ........................         20,621
   9,345           Analog Devices, Inc.* ...................        624,947
   3,207           Applied Micro Circuits Corp.* ...........        478,645


    NUMBER OF
     SHARES                                                           VALUE
-------------------------------------------------------------------------------
   5,768           Atmel Corp.* ............................   $    172,680
   5,683           Broadcom Corp. (Class A)* ...............      1,274,413
   1,458           Burr-Brown Corp.* .......................        110,626
   1,024           C-Cube Semiconductor* ...................         20,416
   1,655           Cirrus Logic, Inc.* .....................         32,066
   5,628           Conexant Systems, Inc.* .................        180,096
   3,155           Cypress Semiconductor Corp.* ............        117,721
   1,514           Dallas Semiconductor Corp. ..............         63,399
     480           Elantec Semiconductor, Inc.* ............         34,950
     977           ESS Technology, Inc.* ...................         16,487
     488           Exar Corp.* .............................         45,293
   2,077           Fairchild Semiconductor Corp.
                     (Class A)* ............................         73,474
     929           General Semiconductor, Inc.* ............         13,935
   1,735           GlobeSpan, Inc.* ........................        195,947
     223           hi/fn, Inc.* ............................         10,802
   2,451           Integrated Device Technology, Inc.*......        129,903
     940           Integrated Silicon Solution, Inc.* ......         19,740
 176,904           Intel Corp. .............................     11,808,342
   1,601           International Rectifier Corp.* ..........         88,555
   1,098           Intersil Holding Corp. (Class H)* .......         62,929
   1,256           Lattice Semiconductor Corp.* ............         68,923
   8,153           Linear Technology Corp. .................        450,453
   8,108           LSI Logic Corp.* ........................        274,659
   7,465           Maxim Integrated Products, Inc.* ........        493,157
   2,162           Micrel, Inc.* ...........................        108,235
   2,007           Microchip Technology Inc.* ..............        139,361
  14,654           Micron Technology, Inc.* ................      1,194,301
     786           Microsemi Corp.* ........................         26,036
     642           MIPS Technologies, Inc.* ................         26,322
     765           MIPS Technologies, Inc.
                     (Class A)* ............................         35,668
   1,502           MRV Communications, Inc.* ...............         86,928
   4,663           National Semiconductor Corp.* ...........        168,742
   1,131           NeoMagic Corp.* .........................          3,358
     224           Pericom Semiconductor Corp.* ............         11,872
     654           Quantum Effect Devices, Inc.* ...........         48,682
   1,448           QuickLogic Corporation* .................         29,051
   1,920           S-3* ....................................         19,680
   2,022           SDL, Inc.* ..............................        701,760
     854           Semtech Corp.* ..........................         68,480
     650           Silicon Image, Inc.* ....................         34,450
     750           Silicon Storage Technology, Inc.* .......         47,391
     783           Siliconix, Inc.* ........................         42,527
   1,229           Standard Microsystems Corp.* ............         21,661
     619           Supertex, Inc.* .........................         24,296
   1,015           TelCom Semiconductor, Inc.* .............         22,964
  43,220           Texas Instruments, Inc. .................      2,536,474


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                         VALUE
-------------------------------------------------------------------------------
1,022              TranSwitch Corp.* .....................   $     81,632
1,984              TriQuint Semiconductor, Inc.* .........         76,012
4,926              Vitesse Semiconductor Corp.* ..........        293,713
  472              Xicor, Inc.* ..........................          4,071
8,421              Xilinx, Inc.* .........................        632,101
  331              Zoran Corp.* ..........................         14,605
                                                             ------------
                                                               24,274,954
                                                             ------------
                   Services to the Health Industry (0.2%)
  462              Accredo Health, Inc.* .................         15,246
  378              Advance Paradigm, Inc.* ...............          9,332
  404              Albany Molecular Research, Inc.* ......         22,372
  458              Allscripts, Inc.* .....................          9,790
1,869              CareInsite, Inc.* .....................         30,839
  848              Cerner Corp.* .........................         29,680
1,393              Covance, Inc.* ........................         15,845
  540              Data Critical Corp.* ..................          5,603
  581              DVI, Inc.* ............................         10,095
  380              eBenX, Inc.* ..........................          8,408
  834              Eclipsys Corp.* .......................          9,383
1,135              Eltrax Systems, Inc.* .................          4,540
1,010              Express Scripts, Inc. (Class A)* ......         64,893
  940              First Consulting Group, Inc.* .........          6,756
4,771              Healtheon/WebMD Corp.* ................         63,514
  639              HealthExtras, Inc.* ...................          2,556
  663              IDX Systems Corp.* ....................          9,986
  303              IMPATH Inc.* ..........................         18,123
8,070              IMS Health Inc. .......................        145,764
  486              InterDent, Inc.* ......................          1,655
  376              Laboratory Corp. of America
                     Holdings* ...........................         36,942
  995              Medical Manager Corp.* ................         32,151
1,104              MedicaLogic Inc.* .....................          6,831
  941              MedQuist Inc.* ........................         20,232
  453              Morrison Management Specialists,
                     Inc. ................................         13,052
2,393              Omnicare, Inc. ........................         23,182
1,074              PAREXEL International Corp.* ..........         10,673
  937              Per-Se Technologies, Inc.* ............         11,127
  684              Pharmaceutical Product
                     Development, Inc.* ..................         14,621
  917              Pharmacopeia, Inc.* ...................         36,737
  370              Professional Detailing, Inc.* .........         13,690
  756              ProxyMed, Inc.* .......................          1,181
  582              QuadraMed Corp.* ......................          1,382
1,164              Quest Diagnostics Inc.* ...............        117,491
2,900              Quintiles Transnational Corp.* ........         45,494


    NUMBER OF
     SHARES                                                         VALUE
-------------------------------------------------------------------------------
  340              Stericycle, Inc.* .....................   $      8,500
1,558              Sunquest Information Systems,
                     Inc.* ...............................         16,846
  500              TriZetto Group, Inc. (The)* ...........          6,438
1,523              US Oncology, Inc.* ....................          7,615
1,607              Ventiv Health, Inc.* ..................         20,891
                                                             ------------
                                                                  929,456
                                                             ------------
                   Shoe Manufacturing (0.1%)
  515              Brown Shoe Co., Inc. ..................          7,307
  473              Global Sports, Inc.* ..................          3,548
  281              K-Swiss, Inc. (Class A) ...............          4,777
  532              Kenneth Cole Productions, Inc.
                     (Class A)* ..........................         22,976
7,234              Nike, Inc. (Class B) ..................        316,488
1,475              Reebok International Ltd.* ............         24,891
3,897              Stride Rite Corp. .....................         23,138
1,096              Timberland Co.* .......................         35,963
  855              Wolverine World Wide, Inc. ............          9,031
                                                             ------------
                                                                  448,119
                                                             ------------
                   Smaller Banks (0.5%)
1,135              1st Source Corp. ......................         19,295
  802              Alabama National BanCorporation........         15,338
  611              Amcore Financial, Inc. ................          9,814
  389              Area Bancshares Corp. .................          7,975
1,775              Associated Banc-Corp. .................         40,492
  296              BancFirst Corp. .......................          9,694
  426              BancFirst Ohio Corp. ..................          6,017
1,364              BancorpSouth, Inc. ....................         20,716
  425              Bank of Granite Corp. .................          9,669
3,492              Banknorth Group, Inc. .................         53,471
1,287              BOK Financial Corp.* ..................         23,568
  767              Brenton Banks, Inc. ...................          9,300
  470              BT Financial Corp. ....................          8,666
  392              Capital City Bank Group, Inc. .........          7,399
  264              Cathay Bancorp, Inc. ..................         12,243
  924              Centennial Bancorp* ...................          7,161
  994              Centura Banks, Inc. ...................         31,622
  406              Century South Banks, Inc. .............          7,181
  318              Chemical Financial Corp. ..............          7,433
  743              Chittenden Corp. ......................         19,272
1,246              Citizens Banking Corp. ................         24,920
1,543              City Holding Co. ......................         10,994
1,248              City National Corp. ...................         45,786
2,899              Colonial BancGroup, Inc. (The) ........         31,164
  772              Commerce Bancorp, Inc. ................         40,096
  375              Community Bank System, Inc. ...........          8,297
1,309              Community First Bankshares, Inc. ......         21,926


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  481              Community Trust Bancorp, Inc. ............   $      7,335
  362              Corus Bankshares, Inc. ...................         10,589
  418              CPB, Inc. ................................         10,450
1,340              Cullen/Frost Bankers, Inc. ...............         38,106
  447              CVB Financial Corp. ......................          7,040
  906              East West Bancorp, Inc. ..................         14,496
  710              F & M Bancorp ............................         14,466
  510              F & M National Corp. .....................         12,304
  255              Farmers Capital Bank Corp. ...............          7,857
  533              FCNB Corp. ...............................          9,294
  517              First Bancorp ............................          9,920
  482              First Busey Corp. ........................          9,640
1,729              First Charter Corp. ......................         25,179
1,304              First Commonwealth Financial
                     Corp. ..................................         12,633
1,117              First Financial Bancorp ..................         19,268
  289              First Financial Bankshares, Inc. .........          8,381
  269              First Financial Corp. ....................          7,801
  413              First Merchants Corp. ....................          8,776
1,077              First Midwest Bancorp, Inc. ..............         28,675
1,181              First Republic Bank* .....................         25,687
  643              First United Bancshares, Inc. ............         10,851
2,266              FirstMerit Corp. .........................         47,303
1,431              Flagstar Bancorp .........................         16,546
  384              FNB Corp. ................................          7,824
  461              Frontier Financial Corp. .................          8,125
1,819              Fulton Financial Corp. ...................         39,109
  492              GBC Bancorp ..............................         15,990
  458              German American Bancorp ..................          6,527
  399              Gold Banc Corp., Inc. ....................          1,945
  467              Greater Bay Bancorp ......................         25,130
1,371              Hamilton Bancorp, Inc.* ..................         24,678
  239              Hancock Holding Co. ......................          7,768
  276              Harleysville National Corp. ..............          8,625
1,323              Hudson United Bancorp ....................         31,587
1,132              Imperial Bancorp* ........................         19,244
  723              Independent Bank Corp. ...................          8,360
  266              Independent Bank Corp. ...................          4,073
  394              Integra Bank Corp. .......................          6,846
  513              International Bancshares Corp. ...........         16,160
1,483              Irwin Financial Corp. ....................         20,855
1,277              Keystone Financial, Inc. .................         29,052
  494              Merchants New York Bancorp, Inc...........          8,460
  315              Mid-State Bancshares .....................          8,899
  397              MidAmerica Bancorp .......................          9,776
  538              Midwest Banc Holdings, Inc. ..............          7,196
  323              Mississippi Valley Bancshares, Inc. ......          7,752
  203              National City Bancorporation .............          2,969


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
5,436              National Commerce Bancorporation..........   $     95,130
  433              National Penn Bancshares, Inc. ...........          9,310
1,128              NBT Bancorp, Inc. ........................         12,408
4,620              North Fork Bancorporation, Inc. ..........         71,321
1,568              Old National Bancorp .....................         41,650
  294              Omega Financial Corp. ....................          8,214
  585              Pacific Capital Bancorp ..................         14,771
  279              Park National Corp. ......................         24,657
  377              Peoples Bancorp Inc. .....................          5,467
  627              Premier National Bancorp, Inc. ...........         12,618
1,617              Provident Bankshares Corp. ...............         21,830
1,225              Provident Financial Group, Inc. ..........         30,319
  976              Republic Bancorp Inc. ....................          7,930
  995              Republic Bancshares, Inc.* ...............         11,318
2,157              Riggs National Corp. .....................         27,502
  585              S & T Bancorp, Inc. ......................         11,188
1,101              Sandy Spring Bancorp, Inc. ...............         24,084
  917              Santander BanCorp. .......................         11,119
  940              Seacoast Financial Services Corp. ........          8,989
  772              Second Bancorp, Inc. .....................         11,966
  470              Shoreline Financial Corp. ................          5,875
1,124              Silicon Valley Bancshares* ...............         49,245
  308              Simmons First National Corp.
                     (Class A) ..............................          6,545
1,970              Sky Financial Group, Inc. ................         35,460
  537              Southwest Bancorp, Inc.* .................         14,063
  813              Sterling Bancshares, Inc. ................         10,976
  367              Sterling Financial Corp. .................          5,551
  798              Susquehanna Bancshares, Inc. .............         11,870
  380              Texas Regional Bancshares, Inc.
                     (Class A) ..............................          9,049
  345              Three Rivers Bancorp, Inc. ...............          2,825
  448              Trust Co. Of New Jersey (The) ............          7,392
1,278              Trustco Bank Corp. of New York ...........         15,496
1,798              Trustmark Corp. ..........................         35,286
  986              UCBH Holdings, Inc. ......................         28,286
1,120              United Bankshares, Inc. ..................         21,210
  487              United National Bancorp ..................          8,279
  766              USB Holding Co., Inc. ....................         10,150
  690              USBANCORP, Inc. ..........................          3,407
1,601              Valley National Bancorp ..................         39,124
  742              Washington Trust Bancorp, Inc. ...........         10,759
  376              WesBanco, Inc. ...........................          8,813
  712              West Coast Bancorp .......................          6,542
  986              Westamerica Bancorporation ...............         27,362
  592              Whitney Holding Corp. ....................         22,015


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
  853              Wilmington Trust Corp. ...................   $     37,372
2,241              Zions Bancorporation .....................         98,044
                                                                ------------
                                                                   2,191,843
                                                                ------------
                   Specialty Chemicals (0.3%)
  247              AEP Industries, Inc.* ....................          6,576
6,010              Air Products & Chemicals, Inc. ...........        200,584
1,675              Airgas, Inc.* ............................          9,003
1,225              Albemarle Corp. ..........................         30,242
  583              Arch Chemicals, Inc. .....................         11,660
1,758              Cabot Corp. ..............................         56,256
1,380              Calgon Carbon Corp. ......................         10,523
  645              Cambrex Corp. ............................         29,146
  784              ChemFirst Inc. ...........................         19,012
1,294              ChiRex, Inc.* ............................         39,871
3,001              Crompton Corp. ...........................         29,447
1,065              Cytec Industries, Inc.* ..................         33,281
  604              Dexter Corp. .............................         32,578
3,298              Engelhard Corp. ..........................         59,570
2,314              Ethyl Corp. ..............................          4,628
  772              FMC Corp.* ...............................         46,513
  566              Geon Co. (The) ...........................          9,304
  739              Georgia Gulf Corp. .......................         12,055
1,881              Grace (W. R.) & Co.* .....................         18,575
1,451              Great Lakes Chemical Corp. ...............         42,623
  872              Hanna (M.A.) Co. .........................          6,976
1,592              International Specialty Products,
                     Inc. ...................................          9,353
1,378              Lubrizol Corp. (The) .....................         29,455
3,082              Lyondell Chemical Co. ....................         43,148
1,739              Millennium Chemicals Inc. ................         26,955
  210              NCH Corp. ................................          8,006
1,233              NL Industries, Inc. ......................         22,811
1,075              Olin Corp. ...............................         16,864
  623              OM Group, Inc. ...........................         29,554
4,166              Praxair, Inc. ............................        164,817
  555              Schulman (A.), Inc. ......................          6,972
2,644              Sigma-Aldrich Corp. ......................         72,049
  624              Uniroyal Technology Corp.* ...............          9,867
                                                                ------------
                                                                   1,148,274
                                                                ------------
                   Specialty Foods/Candy (0.2%)
  362              American Italian Pasta Co.
                     (Class A)* .............................          7,150
  410              Bush Boake Allen, Inc.* ..................         17,348
5,088              Chiquita Brands International, Inc. ......         19,080
  548              Dreyer's Grand Ice Cream, Inc. ...........         13,049
  961              Earthgrains Co. ..........................         19,220
   49              Farmer Brothers Co. ......................          8,624


    NUMBER OF
     SHARES                                                            VALUE
-------------------------------------------------------------------------------
2,531              Flowers Industries, Inc. .................   $     53,942
2,964              Fresh Del Monte Produce, Inc.* ...........         18,525
  689              Gum Tech International, Inc.* ............          8,957
1,354              Hain Celestial Group, Inc.* ..............         36,050
3,626              Hershey Foods Corp. ......................        167,703
1,551              Imperial Sugar Co. .......................          2,520
1,669              International Multifoods Corp. ...........         29,103
1,673              Interstate Bakeries Corp. ................         32,833
  427              J & J Snack Foods* .......................          6,352
2,202              Keebler Foods Co. ........................         97,163
  783              Lance, Inc. ..............................          7,634
  567              Mannatech, Inc.* .........................            815
1,855              McCormick & Co., Inc. ....................         54,375
1,733              NBTY, Inc.* ..............................         11,048
  925              Neose Technologies, Inc.* ................         35,208
  546              Ralcorp Holdings, Inc.* ..................          7,542
  501              Riviana Foods, Inc. ......................          8,141
  520              Smucker (J.M.) Co. (Class A) .............          9,360
  787              Suiza Foods Corp.* .......................         36,497
  810              Tootsie Roll Industries, Inc. ............         30,628
1,086              Twinlab Corp.* ...........................          6,109
1,200              Universal Foods Corp.* ...................         23,400
1,331              Vlasic Foods International Inc.* .........          2,163
3,034              Wrigley (Wm.) Jr. Co. (Class A) ..........        230,584
                                                                ------------
                                                                   1,001,123
                                                                ------------
                   Specialty Insurers (0.2%)
1,832              Ambac Financial Group, Inc. ..............        118,050
  786              CNA Surety Corp. .........................          8,548
  821              Enhance Financial Services Group
                     Inc. ...................................         12,982
2,155              Fidelity National Financial, Inc. ........         38,117
1,710              First American Financial Corp. ...........         26,612
1,101              FPIC Insurance Group, Inc.* ..............         13,143
1,059              Frontier Insurance Group, Inc.* ..........            496
  453              LandAmerica Financial Group, Inc.                  10,985
  200              Markel Corp.* ............................         30,925
2,610              MBIA, Inc. ...............................        145,344
  430              Medical Assurance, Inc.* .................          5,160
2,770              MGIC Investment Corp. ....................        157,371
1,875              MIIX Group, Inc. .........................         21,914
1,610              PICO Holdings, Inc.* .....................         20,930
1,171              PMI Group, Inc. ..........................         73,334
  569              Pre-Paid Legal Services, Inc.* ...........         17,390
  901              Professionals Group, Inc.* ...............         20,047
  974              Radian Group, Inc. .......................         59,292
  308              SCPIE Holdings Inc. ......................          6,372


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
    588            Stewart Information Services Corp.*        $      7,791
    551            Triad Guaranty, Inc.* ..................         13,362
                                                              ------------
                                                                   808,165
                                                              ------------
                   Specialty Steels (0.0%)
    508            Carpenter Technology Corp. .............         15,558
    864            NS Group, Inc.* ........................         12,420
  2,286            Nucor Corp. ............................         86,297
    874            Oregon Steel Mills, Inc. ...............          2,895
  1,110            Quanex Corp. ...........................         19,980
                                                              ------------
                                                                   137,150
                                                              ------------
                   Steel/Iron Ore (0.1%)
  2,909            AK Steel Holding Corp. .................         29,272
  3,129            Bethlehem Steel Corp.* .................         14,472
    688            Birmingham Steel Corp.* ................          2,193
    288            Cleveland-Cliffs, Inc. .................          7,146
    624            Lone Star Technologies, Inc.* ..........         25,428
  7,354            LTV Corp. (The) ........................         17,925
  4,559            Metal Management, Inc.* ................          5,271
  1,331            National Steel Corp. (Class B)* ........          5,574
    663            Reliance Steel & Aluminum Co. ..........         13,923
    445            Ryerson Tull, Inc. .....................          3,922
  1,144            Steel Dynamics, Inc.* ..................         12,942
  2,317            USX-U.S. Steel Group ...................         41,561
  3,182            Weirton Steel Corp.* ...................         10,540
  2,248            Worthington Industries, Inc. ...........         23,745
                                                              ------------
                                                                   213,914
                                                              ------------
                   Telecommunication Equipment (3.5%)
    626            Active Voice Corp.* ....................          5,634
    981            Adaptive Broadband Corp.* ..............         35,377
 17,822            ADC Telecommunications, Inc.* ..........        747,410
  1,035            Adtran, Inc.* ..........................         62,294
  2,073            Advanced Fibre Communications,
                     Inc.* ................................         88,880
    561            Airnet Communications Corp.* ...........         15,568
    775            Alcatel (ADR) (France) .................         56,672
    977            Allen Telecom Inc.* ....................         17,098
  3,867            American Tower Corp. (Class A)* ........        165,798
  2,070            Andrew Corp.* ..........................         58,348
    986            Antec Corp.* ...........................         37,283
    572            Audiovox Corp. (Class A)* ..............          8,866
    180            Avanex Corp.* ..........................         22,849
    765            AVT Corp.* .............................          4,208
    840            C-COR.net Corp.* .......................         22,208
    608            Carrier Access Corp.* ..................         36,404
    583            Catapult Communications Corp.* .........          7,761
    446            Celeritec, Inc.* .......................         15,833
    842            Centillium Communications, Inc.* .......         68,294


    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
 3,730             CIENA Corp.* ...........................   $    530,126
   684             Com21, Inc.* ...........................         11,970
 1,331             CommScope, Inc.* .......................         44,505
 4,002             Comverse Technology, Inc.* .............        351,176
 1,310             Copper Mountain Networks, Inc.* ........        103,306
 7,283             Corning Inc. ...........................      1,703,767
   303             Davox Corp.* ...........................          2,547
 1,319             Digital Lightwave, Inc.* ...............        115,330
 1,825             Digital Microwave Corp.* ...............         49,617
   738             Ditech Communications Corp.* ...........         35,332
 2,838             eLOT, Inc.* ............................          5,410
 3,069             Glenayre Technologies, Inc.* ...........         30,882
 2,728             Global Crossing Ltd. (Bermuda)* ........         66,325
   612             Globecomm Systems Inc.* ................          7,115
 1,496             Harmonic, Inc.* ........................         35,250
 1,898             Harris Corp. ...........................         65,007
 2,022             InteliData Technologies Corp.* .........         14,660
   654             Inter-Tel, Inc. ........................          8,502
 1,749             InterDigital Communications Corp.*......         31,482
   603             Interspeed, Inc.* ......................          7,990
   827             L-3 Communications Holdings,
                     Inc.* ................................         48,690
   356             Latitude Communications, Inc.* .........          1,736
86,007             Lucent Technologies Inc. ...............      3,762,806
   451             MCK Communications, Inc.* ..............          8,174
   966             Metawave Communications Corp.* .........         26,142
   802             Metricom, Inc.* ........................         28,220
56,844             Motorola, Inc. .........................      1,879,405
   433             Natural Microsystems Corp.* ............         48,252
 1,315             Netro Corp.* ...........................         71,092
 1,529             New Focus, Inc.* .......................        153,473
 2,168             Next Level Communications, Inc.* .......        194,544
 1,554             Nortel Networks Corp. (Canada) .........        115,579
   411             NorthEast Optic Network, Inc.* .........         17,288
   946             Optical Cable Corp.* ...................         25,187
   280             Osicom Technologies, Inc.* .............         15,960
 1,817             P-COM, Inc.* ...........................         11,016
   777             Paradyne Networks, Inc.* ...............         22,145
 2,350             PictureTel Corp.* ......................          9,473
   424             Plantronics, Inc.* .....................         58,512
   860             Polycom, Inc.* .........................         81,579
 1,585             Powerwave Technologies, Inc.* ..........         54,980
19,572             QUALCOMM Inc.* .........................      1,270,957
 2,092             RF Micro Devices, Inc.* ................        157,685
   896             Science Dynamics Corp.* ................          7,392
 4,144             Scientific - Atlanta, Inc. .............        319,088
 1,005             Somera Communications, Inc.* ...........         11,558
 1,063             SpectraLink Corp.* .....................         12,490


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


    NUMBER OF
     SHARES                                                              VALUE
-------------------------------------------------------------------------------
 6,409             Sycamore Networks, Inc.* ...................   $    790,310
 1,508             Tekelec* ...................................         59,189
   385             Telaxis Communications Corp.* ..............          7,339
10,815             Tellabs, Inc.* .............................        702,975
   663             Telular Corp.* .............................          9,199
 1,631             Terayon Communication Systems,
                     Inc.* ....................................         83,181
   402             Tollgrade Communications, Inc.* ............         42,204
   170             Turnstone Systems, Inc.* ...................         21,728
   328             U.S. Wireless Corp.* .......................          5,699
   188             ViaSat, Inc.* ..............................          9,306
 1,222             Virata Corp.* ..............................         78,208
   659             Visual Networks, Inc.* .....................          7,867
 2,322             Wavo Corp.* ................................          1,596
 1,555             Westell Technologies, Inc.
                     (Class A)* ...............................         37,417
 1,080             World Access, Inc.* ........................          9,720
                                                                  ------------
                                                                    14,976,445
                                                                  ------------
                   Textiles (0.0%)
 2,149             Burlington Industries, Inc.* ...............          3,492
 1,037             Guilford Mills, Inc. .......................          3,500
   724             Polymer Group, Inc. ........................          5,566
   419             Springs Industries, Inc. (Class A) .........         13,513
 1,413             Unifi, Inc.* ...............................         15,985
   786             Wellman, Inc. ..............................         11,495
                                                                  ------------
                                                                        53,551
                                                                  ------------
                   Tobacco (0.4%)
62,012             Philip Morris Companies, Inc. ..............      1,565,803
 2,873             R. J. Nabisco Tobacco Holdings,
                     Inc. .....................................         81,521
   706             Schweitzer-Mauduit International,
                     Inc. .....................................          9,355
   739             Universal Corp. ............................         16,397
 4,484             UST, Inc. ..................................         65,018
   539             Vector Group Ltd. ..........................          8,355
                                                                  ------------
                                                                     1,746,449
                                                                  ------------
                   Tools/Hardware (0.1%)
 2,276             Black & Decker Corp. .......................         84,639
   602             Briggs & Stratton Corp. ....................         21,183
 2,180             Metromedia International Group,
                     Inc.* ....................................          9,265
 1,469             Snap-On, Inc. ..............................         44,345
 2,344             Stanley Works ..............................         61,384
   254             Toro Co. (The) .............................          7,652
                                                                  ------------
                                                                       228,468
                                                                  ------------


    NUMBER OF
     SHARES                                                              VALUE
-------------------------------------------------------------------------------
                   Trucking (0.1%)
 1,741             American Freightways Corp.* ................   $     30,195
   745             Arkansas Best Corp.* .......................         10,570
   696             Arnold Industries, Inc. ....................          9,527
   525             Consolidated Freightways Corp.* ............          2,313
   291             Covenant Transport, Inc.
                     (Class A)* ...............................          2,328
   613             Forward Air Corp.* .........................         27,662
   648             Heartland Express, Inc.* ...................         11,583
   723             Hunt (J.B.) Tansport Services, Inc. ........         10,709
 1,259             Knight Transportation, Inc.* ...............         22,347
   259             Landstar Systems, Inc.* ....................         14,099
   372             M.S. Carriers, Inc.* .......................          7,463
   450             Roadway Express, Inc. ......................         10,688
 1,686             Swift Transportation Co., Inc.* ............         27,292
 1,041             Transport Corporation of America,
                     Inc.* ....................................          6,246
   632             USFreightways Corp. ........................         17,538
 1,133             Werner Enterprises, Inc. ...................         16,429
   625             Yellow Corp.* ..............................         10,039
                                                                  ------------
                                                                       237,028
                                                                  ------------
                   Unregulated Power Generation (0.0%)
 1,180             Ogden Corp.* ...............................         14,529
 1,131             Plug Power Inc.* ...........................         56,621
                                                                  ------------
                                                                        71,150
                                                                  ------------
                   Water Supply (0.0%)
   300             American States Water Co. ..................          9,038
 2,540             American Water Works Co., Inc. .............         61,595
 3,072             Azurix Corp.* ..............................         26,112
   341             California Water Service Group .............          8,141
   264             Connecticut Water Service, Inc. ............          8,184
   199             E'Town Corp. ...............................         13,321
 1,074             Philadelphia Suburban Corp. ................         23,829
   100             SJW Corp. ..................................         12,050
                                                                  ------------
                                                                       162,270
                                                                  ------------
                   Wholesale Distributors (0.1%)
   198             Actrade International, Ltd.* ...............          4,257
 2,162             Anicom, Inc.* ..............................          8,310
   616             Applied Industries Technologies,
                     Inc. .....................................          9,933
 2,265             Aviation Sales Co.* ........................         13,307
   775             Daisytek International Corp.* ..............          5,134
   667             eMerge Interactive, Inc.
                     (Class A)* ...............................         15,258
 1,010             Fisher Scientific International, Inc.*......         25,124
 2,447             Grainger (W.W.), Inc. ......................         77,692


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


 NUMBER OF
  SHARES                                                        VALUE
-------------------------------------------------------------------------------
   2,094     Handleman Co.* ............................   $     27,353
     438     Hughes Supply, Inc. .......................          8,295
   5,653     Lanier Worldwide, Inc.* ...................          3,886
     422     Lawson Products, Inc. .....................         10,867
   1,122     MSC Industrial Direct Co., Inc.* ..........         20,406
     632     School Specialty, Inc.* ...................         10,942
     622     SCP Pool Corp.* ...........................         16,376
     891     United Stationers, Inc.* ..................         25,954
   2,743     WESCO International, Inc.* ................         25,373
                                                           ------------
                                                                308,467
                                                           ------------
             TOTAL COMMON AND PREFERRED
             STOCKS AND RIGHTS
             (Cost $376,990,678)........................    412,077,347
                                                           ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (a) (3.4%)
              U.S. GOVERNMENT AGENCY
$ 14,350      Federal Home Loan Banks
                6.43% due 08/01/00
                (Cost $14,350,000) .....................     14,350,000
                                                           ------------

TOTAL INVESTMENTS
(Cost $391,340,678) (b)....................       99.8%     426,427,347
OTHER ASSETS IN EXCESS OF
LIABILITIES ...............................        0.2          895,959
                                                 -----     ------------
NET ASSETS ................................      100.0%    $427,323,306
                                                 =====     ============


FUTURES CONTRACTS OPEN AT JULY 31, 2000:

                    DESCRIPTION,         UNDERLYING
 NUMBER OF         DELIVERY MONTH,       FACE AMOUNT       UNREALIZED
 CONTRACTS            AND YEAR            AT VALUE        DEPRECIATION
-------------------------------------------------------------------------------
      4        Russell 2000 Index
                 September/2000         $ 1,012,000          $ (42,132)
     35        S&P 500 Index
                 September/2000          12,590,375           (478,730)
                                                             ---------
     Total unrealized depreciation ........                  $(520,862)
                                                             =========


--------------------------------
ADR  American Depository Receipt.
*    Non-income producing security.

** Some or all of these securities are segregated in connection with open futures contracts.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $77,647,102 and the aggregate gross unrealized depreciation is $42,560,433, resulting in net unrealized appreciation of $35,086,669.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2000

ASSETS:
Investments in securities, at value
  (cost $391,340,678) .........................................    $426,427,347
Cash ..........................................................          46,538
Receivable for:
   Shares of beneficial interest sold .........................         925,519
   Investments sold ...........................................         384,505
   Dividends ..................................................         232,815
   Variation margin ...........................................          83,375
Deferred offering costs .......................................          25,150
Prepaid expenses and other assets .............................          42,249
                                                                   ------------
   TOTAL ASSETS ...............................................     428,167,498
                                                                   ------------
LIABILITIES:
Payable for:
   Plan of distribution fee ...................................         353,928
   Shares of beneficial interest repurchased ..................         182,156
   Investment management fee ..................................         112,614
Accrued expenses and other payables ...........................         195,494
                                                                   ------------
   TOTAL LIABILITIES ..........................................         844,192
                                                                   ------------
   NET ASSETS .................................................    $427,323,306
                                                                   ============
COMPOSITION OF NET ASSETS:

Paid-in-capital ...............................................    $392,651,779
Net unrealized appreciation ...................................      34,565,807
Net realized gain .............................................         105,720
                                                                   ------------
   NET ASSETS .................................................    $427,323,306
                                                                   ============
CLASS A SHARES:
Net Assets ....................................................     $22,894,852
Shares Outstanding (unlimited authorized, $.01 par value) .....       2,011,401
   NET ASSET VALUE PER SHARE ..................................          $11.38
                                                                         ======
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ..........          $12.01
                                                                         ======
CLASS B SHARES:
Net Assets ....................................................    $356,898,860
Shares Outstanding (unlimited authorized, $.01 par value) .....      31,554,587
   NET ASSET VALUE PER SHARE ..................................          $11.31
                                                                         ======
CLASS C SHARES:
Net Assets ....................................................     $43,901,407
Shares Outstanding (unlimited authorized, $.01 par value) .....       3,881,492
   NET ASSET VALUE PER SHARE ..................................          $11.31
                                                                         ======
CLASS D SHARES:
Net Assets ....................................................      $3,628,187
Shares Outstanding (unlimited authorized, $.01 par value) .....         318,056
   NET ASSET VALUE PER SHARE ..................................          $11.41
                                                                         ======


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the period September 28, 1999* through July 31, 2000

NET INVESTMENT LOSS:

INCOME
Dividends .........................................     $ 3,237,221
Interest ..........................................       1,003,753
                                                        -----------
   TOTAL INCOME ...................................       4,240,974
                                                        -----------
EXPENSES
Plan of distribution fee (Class A shares) .........          40,896
Plan of distribution fee (Class B shares) .........       2,693,569
Plan of distribution fee (Class C shares) .........         322,830
Investment management fee .........................       1,278,642
Transfer agent fees and expenses ..................         319,167
Offering costs ....................................         133,552
Registration fees .................................         111,057
Shareholder reports and notices ...................          78,643
Custodian fees ....................................          76,909
Professional fees .................................          54,054
Trustees' fees and expenses .......................          10,823
Other .............................................           9,311
                                                        -----------
   TOTAL EXPENSES .................................       5,129,453

Less: amounts waived/reimbursed ...................        (473,856)
                                                        -----------
   NET EXPENSES ...................................       4,655,597
                                                        -----------
   NET INVESTMENT LOSS ............................        (414,623)
                                                        -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:

   Investments ....................................         240,409
   Futures contracts ..............................         484,162
                                                        -----------
   NET GAIN .......................................         724,571
                                                        -----------
Net unrealized appreciation/depreciation on:

   Investments ....................................      35,086,669
   Futures contracts ..............................        (520,862)
                                                        -----------
   NET APPRECIATION ...............................      34,565,807
                                                        -----------
   NET GAIN .......................................      35,290,378
                                                        -----------
NET INCREASE ......................................     $34,875,755
                                                        ===========

---------------------
*     Commencement of operations.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE PERIOD
                                                                             SEPTEMBER 28, 1999*
                                                                                   THROUGH
                                                                                JULY 31, 2000
                                                                            --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .....................................................       $   (414,623)
Net realized gain .......................................................            724,571
Net unrealized appreciation .............................................         34,565,807
                                                                                ------------
   NET INCREASE .........................................................         34,875,755
                                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares ..........................................................            (29,372)
Class B shares ..........................................................           (509,664)
Class C shares ..........................................................            (58,809)
Class D shares ..........................................................               (263)
                                                                                ------------
   TOTAL DISTRIBUTIONS ..................................................           (598,108)
                                                                                ------------
Net increase from transactions in shares of beneficial interest .........        392,945,659
                                                                                ------------
   NET INCREASE .........................................................        427,223,306
NET ASSETS:
Beginning of period .....................................................            100,000
                                                                                ------------
   END OF PERIOD ........................................................       $427,323,306
                                                                                ============

---------------------
*     Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index (the "Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $159,000, which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,462,992 at July 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended July 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended July 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,202, $727,244 and $45,054, respectively and received $118,994 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended July 31, 2000 aggregated $383,073,932 and $6,323,663, respectively. Included in the aforementioned are purchases of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $1,516,251.

Morgan Stanley Dean Witter Trust FSB, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $415,000 during fiscal 2000.

As of July 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, and the mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $393,880, net realized loss was charged $20,743 and net investment loss was credited $414,623.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                   FOR THE PERIOD
                                                 SEPTEMBER 28, 1999*
                                                       THROUGH
                                                    JULY 31, 2000
                                          ---------------------------------
                                              SHARES            AMOUNT
                                          --------------   ----------------
CLASS A SHARES
Sold ..................................      2,368,002       $ 24,946,767
Reinvestment of distributions .........          2,489             28,154
Redeemed ..............................       (361,590)        (4,072,114)
                                             ---------       ------------
Net increase - Class A ................      2,008,901         20,902,807
                                             ---------       ------------
CLASS B SHARES
Sold ..................................     35,671,094        375,048,235
Reinvestment of distributions .........         42,470            479,435
Redeemed ..............................     (4,161,477)       (47,539,647)
                                            ----------       ------------
Net increase - Class B ................     31,552,087        327,988,023
                                            ----------       ------------
CLASS C SHARES
Sold ..................................      4,550,160         48,134,021
Reinvestment of distributions .........          4,961             55,999
Redeemed ..............................       (676,129)        (7,681,286)
                                            ----------       ------------
Net increase - Class C ................      3,878,992         40,508,734
                                            ----------       ------------
CLASS D SHARES
Sold ..................................        315,545          3,545,971
Reinvestment of distributions .........             11                124
                                            ----------       ------------
Net increase - Class D ................        315,556          3,546,095
                                            ----------       ------------
Net increase in Fund ..................     37,755,536       $392,945,659
                                            ==========       ============

---------------
* Commencement of operations.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2000, the Fund had open futures contracts.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:


                                                  FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31,
                                                                         2000**
                                                 ------------------------------------------------------
                                                    CLASS A       CLASS B        CLASS C      CLASS D
                                                    SHARES         SHARES         SHARES       SHARES
                                                 ------------ --------------- ------------- -----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........    $10.00         $10.00        $10.00       $10.00
                                                    ------         ------        ------       ------
Income (loss) from investment operations:

 Net investment income (loss) ..................      0.06          (0.02)        (0.02)        0.08
 Net realized and unrealized gain ..............      1.34           1.35          1.35         1.35
                                                    ------         ------        ------       ------
Total income from investment operations ........      1.40           1.33          1.33         1.43
                                                    ------         ------        ------       ------
Less distributions from net realized gains .....     (0.02)         (0.02)        (0.02)       (0.02)
                                                    ------         ------        ------       ------
Net asset value, end of period .................    $11.38         $11.31        $11.31       $11.41
                                                    ======         ======        ======       ======

TOTAL RETURN+(1) ..............................      13.99%         13.29 %       13.29 %      14.30%

RATIOS TO AVERAGE NET ASSETS (2)(3)(4):
Expenses .......................................      0.75%          1.50 %        1.50 %       0.50%
Net investment income (loss) ...................      0.58%         (0.17)%       (0.17)%       0.83%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........   $22,895       $356,899       $43,901       $3,628
Portfolio turnover rate ........................         2%             2 %           2 %          2%

-------------
*   Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios for the period ended July 31, 2000 would have been 0.90% and 0.43%, respectively, for Class A; 1.65% and (0.32)%, respectively, for Class B; 1.65% and (0.32)%, respectively, for Class C; and 0.65% and 0.68%, respectively, for Class D.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Total Market Index Fund (the "Fund"), including the portfolio of investments, as of July 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the period September 28, 1999 (commencement of operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Total Market Index Fund as of July 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 1999 (commencement of operations) to July 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 12, 2000


                      2000 FEDERAL TAX NOTICE (unaudited)


      During the fiscal year ended July 31, 2000, the Fund paid to its shareholders $0.01 per share from long-term capital gains.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The report of PricewaterhouseCoopers LLP on the financial statements of the Fund as of July 21, 1999 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.

From July 21, 1999 through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the period ended July 31, 2000.

               MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND

                            PART C OTHER INFORMATION

Item 23.    Exhibits:

1. Declaration of Trust of the Registrant, dated March 11, 1999, is incorporated by reference to the Initial Registration Statement on Form N-1A, filed on March 12, 1999.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999.

3.          None

4. Form of Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc., is incorporated by reference to Exhibit 4 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999.

5.(a) Form of Distribution Agreement between the Registrant and Morgan Stanley Dean Witter Distributors Inc., is incorporated by reference to Exhibit 5(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999.

5.(b) Form of Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and Dean Witter Reynolds Inc., is incorporated by reference to Exhibit 5(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999.

6.          None

7. Form of Custodian Agreement between the Registrant and the Bank of New York, is incorporated by reference to Exhibit 7 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999.

8.(a) Form of Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB, dated September 1, 2000, filed herein.

8.(b) Form of Amended and Restated Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc., dated June 22, 1998, is incorporated by reference to Exhibit 8(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999.

9.(a) Opinion of Barry Fink, Esq., is incorporated by reference to Exhibit 9(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999.

9.(b)       Opinion of Lane Altman & Owens LLP, is incorporated by reference to
            Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999.

10.         Consent of Independent Auditors, filed herein.

11.         None

12.         Not applicable.

13. Form of Plan of Distribution pursuant to Rule 12b-1 between Registrant and Morgan Stanley Dean Witter Distributors Inc., is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999.

14. Form of Multiple Class Plan pursuant to Rule 18f-3 dated August 15, 2000, filed herein.

15.         Not applicable.

16(a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc., filed herein.

16(b). Code of Ethics of the Morgan Stanley Dean Witter Funds, filed herein.

Other Powers of Attorney, is incorporated by reference to Exhibit (Other) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 21, 1999. The Power of Attorney of James F. Higgins is filed herein.

Item 24.    Persons Controlled by or Under Common Control with the Fund.

                      None

Item 25.     Indemnification.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

             Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

             Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. Business and Other Connections of Investment Advisor

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
(1)     Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)     Morgan Stanley Dean Witter California Quality Municipal Securities
(3)     Morgan Stanley Dean Witter Government Income Trust
(4)     Morgan Stanley Dean Witter High Income Advantage Trust
(5)     Morgan Stanley Dean Witter High Income Advantage Trust II
(6)     Morgan Stanley Dean Witter High Income Advantage Trust III
(7)     Morgan Stanley Dean Witter Income Securities Inc.
(8)     Morgan Stanley Dean Witter Insured California Municipal Securities
(9)     Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)    Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)    Morgan Stanley Dean Witter Insured Municipal Securities

(12)    Morgan Stanley Dean Witter Insured Municipal Trust
(13)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)    Morgan Stanley Dean Witter Municipal Income Trust
(17)    Morgan Stanley Dean Witter Municipal Income Trust II
(18)    Morgan Stanley Dean Witter Municipal Income Trust III
(19)    Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)    Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)    Morgan Stanley Dean Witter Prime Income Trust
(22)    Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)    Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)    Morgan Stanley Dean Witter Quality Municipal Securities

Open-end Investment Companies
(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Institutional Money Trust
(4)     Active Assets Money Trust
(5)     Active Assets Premier Money Trust
(6)     Active Assets Tax-Free Trust
(7)     Morgan Stanley Dean Witter 21st Century Trend Fund
(8)     Morgan Stanley Dean Witter Aggressive Equity Fund
(9)     Morgan Stanley Dean Witter American Opportunities Fund
(10)    Morgan Stanley Dean Witter Balanced Growth Fund
(11)    Morgan Stanley Dean Witter Balanced Income Fund
(12)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)    Morgan Stanley Dean Witter Capital Growth Securities
(15)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(16)    Morgan Stanley Dean Witter Convertible Securities Trust
(17)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)    Morgan Stanley Dean Witter Diversified Income Trust
(19)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)    Morgan Stanley Dean Witter Equity Fund
(21)    Morgan Stanley Dean Witter European Growth Fund Inc.
(22)    Morgan Stanley Dean Witter Federal Securities Trust
(23)    Morgan Stanley Dean Witter Financial Services Trust
(24)    Morgan Stanley Dean Witter Fund of Funds
(25)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)    Morgan Stanley Dean Witter Global Utilities Fund
(27)    Morgan Stanley Dean Witter Growth Fund
(28)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)    Morgan Stanley Dean Witter Health Sciences Trust
(30)    Morgan Stanley Dean Witter High Yield Securities Inc.
(31)    Morgan Stanley Dean Witter Income Builder Fund
(32)    Morgan Stanley Dean Witter Information Fund
(33)    Morgan Stanley Dean Witter Intermediate Income Securities
(34)    Morgan Stanley Dean Witter International Fund
(35)    Morgan Stanley Dean Witter International SmallCap Fund
(36)    Morgan Stanley Dean Witter Japan Fund
(37)    Morgan Stanley Dean Witter Latin American Growth Fund
(38)    Morgan Stanley Dean Witter Limited Term Municipal Trust

(39)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)    Morgan Stanley Dean Witter Market Leader Trust
(41)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)    Morgan Stanley Dean Witter New Discoveries Fund
(45)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)    Morgan Stanley Dean Witter Next Generation Trust
(48)    Morgan Stanley Dean Witter North American Government Income Trust
(49)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)    Morgan Stanley Dean Witter Real Estate Fund
(51)    Morgan Stanley Dean Witter S&P 500 Index Fund
(52)    Morgan Stanley Dean Witter S&P 500 Select Fund
(53)    Morgan Stanley Dean Witter Select Dimensions Investment Series
(54)    Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(55)    Morgan Stanley Dean Witter Short-Term Bond Fund
(56)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)    Morgan Stanley Dean Witter Small Cap Growth Fund
(58)    Morgan Stanley Dean Witter Special Value Fund
(59)    Morgan Stanley Dean Witter Strategist Fund
(60)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(62)    Morgan Stanley Dean Witter Tax-Managed Growth Fund
(63)    Morgan Stanley Dean Witter Technology Fund
(64)    Morgan Stanley Dean Witter Total Market Index Fund
(65)    Morgan Stanley Dean Witter Total Return Trust
(66)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(67)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(68)    Morgan Stanley Dean Witter Utilities Fund
(69)    Morgan Stanley Dean Witter Value-Added Market Series
(70)    Morgan Stanley Dean Witter Value Fund
(71)    Morgan Stanley Dean Witter Variable Investment Series
(72)    Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               ---------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and
Director                            Director of Morgan Stanley Dean Witter
                                    Distributors Inc. ("MSDW Distributors") and Morgan
                                    Stanley Dean Witter Trust FSB ("MSDW Trust");
                                    President, Chief Executive Officer and Director of
                                    Morgan Stanley Dean Witter Services Company Inc.
                                    ("MSDW Services"); President of the Morgan Stanley
                                    Dean Witter Funds; Executive Vice President and
                                    Director of Dean Witter Reynolds Inc. ("DWR");
                                    Director of various MSDW subsidiaries; Trustee of
                                    various Van Kampen investment companies.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
Barry Fink                          General Counsel of Asset Management of MSDW;
Executive Vice President,           Executive Vice President, Secretary, General
Secretary, General Counsel          Counsel and Director of MSDW Services; Vice
and Director                        President and Secretary of MSDW Distributors; Vice
                                    President, Secretary and General Counsel of the
                                    Morgan Stanley Dean Witter Funds.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds;
Executive Vice President            Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer
Executive Vice President,           and Director of MSDW Services; Vice President of the
Chief Administrative                Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard G. DeSalvo
Senior Vice President
and Director of Investment
Management Services

Richard Felegy
Senior Vice President

Sheila A. Finnerty                  Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President               Income Trust.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
Director of the Research
Group

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors  and MSDW Trust and Director of MSDW Trust;
                                    Vice President of the Morgan Stanley Dean Witter Funds.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway Jr.
Senior Vice President

Katherine H. Stromberg              Vice President of various Morgan Stanley Dean Witter
Senior Vice President                       Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and
Treasurer                           Accounting Officer of the Morgan Stanley Dean Witter
                                    Funds.

Thomas Chronert
First Vice President

Richard Colville                    First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW Distributors and the Morgan Stanley
                                    Dean Witter Funds.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
Peter W. Gurman
First Vice President

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                           First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors and
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz                       Vice President of Morgan Stanley Dean Witter Global
Vice President                      Utilities Fund.

Sean Aurigemma
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Maurice Bendrihem
Vice President and
Assistant Controller

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President

Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark                         Vice President of Morgan Stanley Dean Witter Market
Vice President                      Leader Trust

William Connerly
Vice President

Virginia Connors
Vice President

Michael J. Davey
Vice President

David Dineen                        Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
June Ewers
Vice President

Jeffrey D. Geffen                   Vice President of Morgan Stanley Dean Witter U.S.
Vice President                      Government Securities Trust

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity Burke
Vice President

Peter Gewirtz
Vice President

Mina Gitsevich
Vice President

Ellen Gold
Vice President

Amy Golub
Vice President

Stephen Greenhut
Vice President

Joan Hamilton
Vice President

Trey Hancock
Vice President

Matthew T. Haynes                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann Jr.                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
Thomas G. Hudson II
Vice President

Linda Jones
Vice President

Norman Jones
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Karole Kennedy
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Lester Lay
Vice President

Phuong Le
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Cameron J. Livingstone
Vice President

Nancy Login Cole
Vice President

Sharon Loguercio
Vice President

Stephanie Lovinger
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter R. McDowell
Vice President

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mark Mitchell
Vice President

Thomas Moore
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Daniel Niland
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Steven Orlov
Vice President

Mori Paulsen
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
Anne Pickrell
Vice President

Reginald Rigaud
Vice President

Frances Roman
Vice President

Dawn Rorke
Vice President

John Roscoe                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Hugh Rose
Vice President

Robert Rossetti                     Vice President of Morgan Stanley Dean Witter Competitive
Vice President                      Edge Fund.

Sally Sancimino                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Donna Savoca
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Ronald B. Silvestri                 Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Herbert Simon
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
Martha Slezak
Vice President

Frank Smith
Vice President

Otha Smith
Vice President

Stuart Smith
Vice President

Robert Stearns
Vice President

Naomi Stein
Vice President

William Stevens
Vice President

Michael Strayhorn
Vice President

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Bradford Thomas
Vice President

Barbara Toich
Vice President

Robert Vanden Assem
Vice President

Frank Vindigni
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------               --------------------------------------------------
John Wong
Vice President

         The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.    Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Institutional Money Trust
(4)     Active Assets Money Trust
(5)     Active Assets Premier Money Trust
(6)     Active Assets Tax-Free Trust
(7)     Morgan Stanley Dean Witter 21st Century Trend Fund
(8)     Morgan Stanley Dean Witter Aggressive Equity Fund
(9)     Morgan Stanley Dean Witter American Opportunities Fund
(10)    Morgan Stanley Dean Witter Balanced Growth Fund
(11)    Morgan Stanley Dean Witter Balanced Income Fund
(12)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)    Morgan Stanley Dean Witter Capital Growth Securities
(15)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(16)    Morgan Stanley Dean Witter Convertible Securities Trust
(17)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)    Morgan Stanley Dean Witter Diversified Income Trust
(19)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)    Morgan Stanley Dean Witter Equity Fund
(21)    Morgan Stanley Dean Witter European Growth Fund Inc.
(22)    Morgan Stanley Dean Witter Federal Securities Trust
(23)    Morgan Stanley Dean Witter Financial Services Trust
(24)    Morgan Stanley Dean Witter Fund of Funds
(25)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)    Morgan Stanley Dean Witter Global Utilities Fund
(27)    Morgan Stanley Dean Witter Growth Fund
(28)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)    Morgan Stanley Dean Witter Health Sciences Trust
(30)    Morgan Stanley Dean Witter High Yield Securities Inc.
(31)    Morgan Stanley Dean Witter Income Builder Fund
(32)    Morgan Stanley Dean Witter Information Fund
(33)    Morgan Stanley Dean Witter Intermediate Income Securities
(34)    Morgan Stanley Dean Witter International Fund

(35)    Morgan Stanley Dean Witter International SmallCap Fund
(36)    Morgan Stanley Dean Witter Japan Fund
(37)    Morgan Stanley Dean Witter Latin American Growth Fund
(38)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)    Morgan Stanley Dean Witter Market Leader Trust
(41)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)    Morgan Stanley Dean Witter New Discoveries Fund
(45)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)    Morgan Stanley Dean Witter Next Generation Trust
(48)    Morgan Stanley Dean Witter North American Government Income Trust
(49)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)    Morgan Stanley Dean Witter Prime Income Trust
(51)    Morgan Stanley Dean Witter Real Estate Fund
(52)    Morgan Stanley Dean Witter S&P 500 Index Fund
(53)    Morgan Stanley Dean Witter S&P 500 Select Fund
(54)    Morgan Stanley Dean Witter Short-Term Bond Fund
(55)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(56)    Morgan Stanley Dean Witter Small Cap Growth Fund
(57)    Morgan Stanley Dean Witter Special Value Fund
(58)    Morgan Stanley Dean Witter Strategist Fund
(59)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(60)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(61)    Morgan Stanley Dean Witter Tax-Managed Growth Fund
(62)    Morgan Stanley Dean Witter Technology Fund
(63)    Morgan Stanley Dean Witter Total Market Index Fund
(64)    Morgan Stanley Dean Witter Total Return Trust
(65)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(66)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(67)    Morgan Stanley Dean Witter Utilities Fund
(68)    Morgan Stanley Dean Witter Value-Added Market Series
(69)    Morgan Stanley Dean Witter Value Fund
(70)    Morgan Stanley Dean Witter Variable Investment Series
(71)    Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

Name                       Positions and Office with MSDW Distributors
----                       -------------------------------------------

James F. Higgins           Director

Philip J. Purcell          Director

John Schaeffer             Director

Charles Vadala             Senior Vice President and Financial Principal.

Item 28.        Location of Accounts and Records

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.        Management Services

         Registrant is not a party to any such management-related service contract.

Item 30.        Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of September, 2000.

                              MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND

                              By: /s/ Barry Fink
                                      -----------------------------------------
                                      Barry Fink
                                      Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.1 has been signed below by the following persons in the capacities and on the dates indicated.

    Signatures                                  Title                               Date
    ----------                                  -----                               ----
(1) Principal Executive Officer             Chairman, Chief Executive Officer
                                            and Trustee

By: /s/ Charles A. Fiumefreddo                                                      09/29/00
    ---------------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer             Treasurer and Principal
                                            Accounting Officer

By: /s/ Thomas F. Caloia                                                            09/29/00
    ---------------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/ Barry Fink                                                                  09/29/00
    ---------------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic      Manuel H. Johnson
    Edwin J. Garn      Michael E. Nugent
    Wayne E. Hedien    John L. Schroeder

By: /s/ David M. Butowsky                                                           09/29/00
    ---------------------------------
        David M. Butowsky
        Attorney-in-Fact

               MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND

                            PART C OTHER INFORMATION

8. Form of Amended and Restated Transfer Agency and Service Agreement between Registrant and Morgan Stanley Dean Witter Trust FSB

10.      Consent of Independent Auditors

14.      Form of Multiple Class Plan pursuant to Rule 18f-3

16(a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc.

16(b).   Code of Ethics of the Morgan Stanley Dean Witter Funds

Other    Power of Attorney of James F. Higgins